MML Conservative Allocation Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 39.9%
MML Blue Chip Growth Fund, Initial Class (a)	1,120,084	$12,220,113
MML Equity Income Fund, Initial Class (a)	1,230,934	11,029,167
MML Focused Equity Fund, Class II (a)	2,476,879	15,777,722
MML Foreign Fund, Initial Class (a)	705,168	4,922,075
MML Fundamental Equity Fund, Class II (a)	1,272,574	9,862,449
MML Fundamental Value Fund, Class II (a)	916,338	9,309,990
MML Global Fund, Class I (a)	2,132,975	7,529,403
MML Income & Growth Fund, Initial Class (a)	977,566	9,150,015
MML International Equity Fund, Class II (a)	1,451,591	10,770,807
MML Large Cap Growth Fund, Initial Class (a)	728,362	6,722,777
MML Mid Cap Growth Fund, Initial Class (a)	815,324	6,669,352
MML Mid Cap Value Fund, Initial Class (a)	733,157	5,909,243
MML Small Cap Growth Equity Fund, Initial Class (a)	75,576	603,884
MML Small Company Value Fund, Class II (a)	451,143	3,036,192
MML Small/Mid Cap Value Fund, Initial Class (a)	192,716	1,564,857
MML Strategic Emerging Markets Fund, Class II (a)	690,428	2,996,457
		118,074,503
Fixed Income Funds — 60.2%
Invesco V.I. Global Strategic Income Fund, Series I	2,193,629	8,072,555
MML Dynamic Bond Fund, Class II (a)	4,362,112	35,245,861
MML High Yield Fund, Class II (a)	255,091	2,005,013
MML Inflation-Protected and Income Fund, Initial Class (a)	1,215,232	10,402,389
MML Managed Bond Fund, Initial Class (a)	6,218,373	64,800,795
MML Short-Duration Bond Fund, Class II (a)	1,795,471	15,351,279
MML Total Return Bond Fund, Class II (a)	4,942,728	42,556,892
		178,434,784

TOTAL MUTUAL FUNDS (Cost $379,057,116)		296,509,287

TOTAL LONG-TERM INVESTMENTS (Cost $379,057,116)		296,509,287

TOTAL INVESTMENTS — 100.1% (Cost $379,057,116) (b)		296,509,287

Other Assets/(Liabilities) — (0.1)%		(276,079)

NET ASSETS — 100.0%		$296,233,208

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Balanced Allocation Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 48.0%
MML Blue Chip Growth Fund, Initial Class (a)	1,382,190	$15,079,688
MML Equity Income Fund, Initial Class (a)	1,633,834	14,639,154
MML Focused Equity Fund, Class II (a)	4,311,149	27,462,022
MML Foreign Fund, Initial Class (a)	946,966	6,609,823
MML Fundamental Equity Fund, Class II (a)	1,701,454	13,186,270
MML Fundamental Value Fund, Class II (a)	1,152,306	11,707,431
MML Global Fund, Class I (a)	3,027,385	10,686,671
MML Income & Growth Fund, Initial Class (a)	1,275,000	11,934,000
MML International Equity Fund, Class II (a)	2,125,855	15,773,841
MML Large Cap Growth Fund, Initial Class (a)	1,023,238	9,444,485
MML Mid Cap Growth Fund, Initial Class (a)	1,025,981	8,392,521
MML Mid Cap Value Fund, Initial Class (a)	1,075,209	8,666,183
MML Small Cap Growth Equity Fund, Initial Class (a)	118,957	950,508
MML Small Company Value Fund, Class II (a)	542,439	3,650,614
MML Small/Mid Cap Value Fund, Initial Class (a)	263,015	2,135,685
MML Strategic Emerging Markets Fund, Class II (a)	587,045	2,547,773
		162,866,669
Fixed Income Funds — 52.1%
Invesco V.I. Global Strategic Income Fund, Series I	2,019,216	7,430,715
MML Dynamic Bond Fund, Class II (a)	4,429,811	35,792,873
MML High Yield Fund, Class II (a)	275,322	2,164,028
MML Inflation-Protected and Income Fund, Initial Class (a)	1,105,635	9,464,238
MML Managed Bond Fund, Initial Class (a)	6,011,753	62,647,634
MML Short-Duration Bond Fund, Class II (a)	1,740,502	14,881,290
MML Total Return Bond Fund, Class II (a)	5,165,095	44,471,466
		176,852,244

TOTAL MUTUAL FUNDS (Cost $429,239,210)		339,718,913

TOTAL LONG-TERM INVESTMENTS (Cost $429,239,210)		339,718,913

TOTAL INVESTMENTS — 100.1% (Cost $429,239,210) (b)		339,718,913

Other Assets/(Liabilities) — (0.1)%		(314,343)

NET ASSETS — 100.0%		$339,404,570

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Moderate Allocation Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 59.8%
MML Blue Chip Growth Fund, Initial Class (a)	6,545,053	$71,406,529
MML Equity Income Fund, Initial Class (a)	7,309,199	65,490,419
MML Focused Equity Fund, Class II (a)	18,355,667	116,925,599
MML Foreign Fund, Initial Class (a)	4,107,859	28,672,855
MML Fundamental Equity Fund, Class II (a)	7,779,216	60,288,921
MML Fundamental Value Fund, Class II (a)	5,520,198	56,085,216
MML Global Fund, Class I (a)	10,507,122	37,090,139
MML Income & Growth Fund, Initial Class (a)	5,810,746	54,388,579
MML International Equity Fund, Class II (a)	10,062,945	74,667,055
MML Large Cap Growth Fund, Initial Class (a)	4,398,087	40,594,343
MML Mid Cap Growth Fund, Initial Class (a)	4,496,434	36,780,832
MML Mid Cap Value Fund, Initial Class (a)	4,686,139	37,770,278
MML Small Cap Growth Equity Fund, Initial Class (a)	829,293	6,626,360
MML Small Company Value Fund, Class II (a)	2,734,742	18,404,812
MML Small/Mid Cap Value Fund, Initial Class (a)	1,303,105	10,581,214
MML Strategic Emerging Markets Fund, Class II (a)	3,399,911	14,755,613
		730,528,764
Fixed Income Funds — 40.3%
Invesco V.I. Global Strategic Income Fund, Series I	3,768,468	13,867,961
MML Dynamic Bond Fund, Class II (a)	12,439,515	100,511,285
MML High Yield Fund, Class II (a)	1,052,680	8,274,065
MML Inflation-Protected and Income Fund, Initial Class (a)	3,408,440	29,176,250
MML Managed Bond Fund, Initial Class (a)	17,387,595	181,193,689
MML Short-Duration Bond Fund, Class II (a)	5,391,589	46,098,086
MML Total Return Bond Fund, Class II (a)	13,187,522	113,544,563
		492,665,899

TOTAL MUTUAL FUNDS (Cost $1,575,456,041)		1,223,194,663

TOTAL LONG-TERM INVESTMENTS (Cost $1,575,456,041)		1,223,194,663

TOTAL INVESTMENTS — 100.1% (Cost $1,575,456,041) (b)		1,223,194,663

Other Assets/(Liabilities) — (0.1)%		(1,069,543)

NET ASSETS — 100.0%		$1,222,125,120

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Growth Allocation Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 74.5%
MML Blue Chip Growth Fund, Initial Class (a)	5,786,358	$63,129,171
MML Equity Income Fund, Initial Class (a)	6,364,720	57,027,889
MML Focused Equity Fund, Class II (a)	14,497,085	92,346,433
MML Foreign Fund, Initial Class (a)	3,578,878	24,980,571
MML Fundamental Equity Fund, Class II (a)	7,085,548	54,912,997
MML Fundamental Value Fund, Class II (a)	4,778,339	48,547,921
MML Global Fund, Class I (a)	9,929,328	35,050,526
MML Income & Growth Fund, Initial Class (a)	5,161,548	48,312,086
MML International Equity Fund, Class II (a)	8,779,748	65,145,733
MML Large Cap Growth Fund, Initial Class (a)	4,431,674	40,904,352
MML Mid Cap Growth Fund, Initial Class (a)	3,987,672	32,619,157
MML Mid Cap Value Fund, Initial Class (a)	4,018,894	32,392,282
MML Small Cap Growth Equity Fund, Initial Class (a)	986,020	7,878,674
MML Small Company Value Fund, Class II (a)	2,871,258	19,323,567
MML Small/Mid Cap Value Fund, Initial Class (a)	1,053,297	8,552,776
MML Strategic Emerging Markets Fund, Class II (a)	2,877,086	12,486,555
		643,610,690
Fixed Income Funds — 25.6%
Invesco V.I. Global Strategic Income Fund, Series I	2,767,937	10,186,007
MML Dynamic Bond Fund, Class II (a)	5,866,941	47,404,886
MML High Yield Fund, Class II (a)	462,948	3,638,768
MML Inflation-Protected and Income Fund, Initial Class (a)	1,562,138	13,371,900
MML Managed Bond Fund, Initial Class (a)	6,765,845	70,505,925
MML Short-Duration Bond Fund, Class II (a)	2,668,817	22,818,383
MML Total Return Bond Fund, Class II (a)	6,218,568	53,541,868
		221,467,737

TOTAL MUTUAL FUNDS (Cost $1,132,055,279)		865,078,427

TOTAL LONG-TERM INVESTMENTS (Cost $1,132,055,279)		865,078,427

TOTAL INVESTMENTS — 100.1% (Cost $1,132,055,279) (b)		865,078,427

Other Assets/(Liabilities) — (0.1)%		(661,422)

NET ASSETS — 100.0%		$864,417,005

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Aggressive Allocation Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 89.2%
MML Blue Chip Growth Fund, Initial Class (a)	998,220	$10,890,580
MML Equity Income Fund, Initial Class (a)	1,014,380	9,088,843
MML Focused Equity Fund, Class II (a)	2,623,287	16,710,337
MML Foreign Fund, Initial Class (a)	567,968	3,964,414
MML Fundamental Equity Fund, Class II (a)	1,117,004	8,656,783
MML Fundamental Value Fund, Class II (a)	797,724	8,104,880
MML Global Fund, Class I (a)	538,967	1,902,552
MML Income & Growth Fund, Initial Class (a)	852,662	7,980,913
MML International Equity Fund, Class II (a)	1,380,051	10,239,979
MML Large Cap Growth Fund, Initial Class (a)	795,994	7,347,020
MML Mid Cap Growth Fund, Initial Class (a)	830,400	6,792,675
MML Mid Cap Value Fund, Initial Class (a)	675,540	5,444,853
MML Small Cap Growth Equity Fund, Initial Class (a)	193,856	1,548,986
MML Small Company Value Fund, Class II (a)	451,632	3,039,484
MML Small/Mid Cap Value Fund, Initial Class (a)	165,245	1,341,792
MML Strategic Emerging Markets Fund, Class II (a)	421,065	1,827,422
		104,881,513
Fixed Income Funds — 10.9%
Invesco V.I. Global Strategic Income Fund, Series I	260,435	958,402
MML Dynamic Bond Fund, Class II (a)	297,343	2,402,529
MML High Yield Fund, Class II (a)	67,010	526,698
MML Inflation-Protected and Income Fund, Initial Class (a)	31,197	267,045
MML Managed Bond Fund, Initial Class (a)	421,701	4,394,491
MML Short-Duration Bond Fund, Class II (a)	252,821	2,161,621
MML Total Return Bond Fund, Class II (a)	246,012	2,118,162
		12,828,948

TOTAL MUTUAL FUNDS (Cost $157,836,112)		117,710,461

TOTAL LONG-TERM INVESTMENTS (Cost $157,836,112)		117,710,461

TOTAL INVESTMENTS — 100.1% (Cost $157,836,112) (b)		117,710,461

Other Assets/(Liabilities) — (0.1)%		(119,157)

NET ASSETS — 100.0%		$117,591,304

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Growth Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 100.1%
American Funds Insurance Series Growth Fund, Class 1	2,614,198	$195,411,277
		195,411,277

TOTAL MUTUAL FUNDS (Cost $218,974,863)		195,411,277

TOTAL INVESTMENTS — 100.1% (Cost $218,974,863) (a)		195,411,277

Other Assets/(Liabilities) — (0.1)%		(258,529)

NET ASSETS — 100.0%		$195,152,748

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds International Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%

Equity Funds — 100.2%
American Funds Insurance Series® International Fund, Class 1	2,765,250	$38,188,106

TOTAL MUTUAL FUNDS (Cost $52,188,237)		38,188,106

TOTAL INVESTMENTS — 100.2% (Cost $52,188,237) (a)		38,188,106

Other Assets/(Liabilities) — (0.2)%		(84,794)

NET ASSETS — 100.0%		$38,103,312

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Core Allocation Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 63.4%
American Funds Insurance Series® Growth-Income Fund, Class 1	3,785,558	$174,287,110
American Funds Insurance Series® International Fund, Class 1	5,658,757	78,147,441
American Funds Insurance Series® Washington Mutual Investors Fund, Class 1	15,381,106	177,190,343
		429,624,894
Fixed Income Funds — 36.7%
American Funds Insurance Series® The Bond Fund Of America, Class 1	26,213,027	248,237,368

TOTAL MUTUAL FUNDS (Cost $781,353,888)		677,862,262

TOTAL LONG-TERM INVESTMENTS (Cost $781,353,888)		677,862,262

TOTAL INVESTMENTS — 100.1% (Cost $781,353,888) (a)		677,862,262

Other Assets/(Liabilities) — (0.1)%		(797,953)

NET ASSETS — 100.0%		$677,064,309

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML Blue Chip Growth Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.6%
Basic Materials — 0.8%
Chemicals — 0.8%
Linde PLC	6,607	$1,781,181
The Sherwin-Williams Co.	6,837	1,399,876
		3,181,057
		3,181,057
Communications — 28.0%
Internet — 27.2%
Alphabet, Inc. Class A (a)	65,706	6,284,779
Alphabet, Inc. Class C (a)	349,791	33,632,405
Amazon.com, Inc. (a)	356,442	40,277,946
Booking Holdings, Inc. (a)	1,225	2,012,932
DoorDash, Inc., Class A (a)	14,866	735,124
Meta Platforms, Inc. Class A (a)	78,501	10,651,016
Netflix, Inc. (a)	12,016	2,829,047
Opendoor Technologies, Inc. (a)	95,590	297,285
Sea Ltd. ADR (a)	45,731	2,563,222
Shopify, Inc. Class A (a)	44,848	1,208,205
Spotify Technology SA (a)	5,731	494,585
Tencent Holdings Ltd.	36,800	1,242,809
		102,229,355
Media — 0.3%
The Walt Disney Co. (a)	13,499	1,273,361
Telecommunications — 0.5%
T-Mobile US, Inc. (a)	13,447	1,804,184
		105,306,900
Consumer, Cyclical — 10.1%
Apparel — 0.7%
NIKE, Inc. Class B	29,088	2,417,794
Auto Manufacturers — 5.4%
Tesla, Inc. (a)	76,905	20,399,051
Retail — 4.0%
Carvana Co. (a)	34,496	700,269
Chipotle Mexican Grill, Inc. (a)	2,543	3,821,519
Dollar General Corp.	17,047	4,088,893
Lululemon Athletica, Inc. (a)	8,644	2,416,517
Ross Stores, Inc.	38,363	3,232,850

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The TJX Cos., Inc.	14,217	$883,160
		15,143,208
		37,960,053
Consumer, Non-cyclical — 15.3%
Commercial Services — 1.9%
Adyen NV ADR (a)	39,903	499,585
Affirm Holdings, Inc. (a) (b)	18,873	354,057
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $775,038) (c) (d) (e)	203,348	400,596
Block, Inc. (a)	21,051	1,157,594
Cintas Corp.	1,630	632,750
PayPal Holdings, Inc. (a)	12,909	1,111,078
S&P Global, Inc.	7,654	2,337,149
TransUnion	8,689	516,909
		7,009,718
Health Care – Products — 4.7%
Align Technology, Inc. (a)	2,301	476,560
Danaher Corp.	21,141	5,460,509
Intuitive Surgical, Inc. (a)	27,320	5,120,861
Stryker Corp.	15,722	3,184,334
Teleflex, Inc.	3,456	696,246
Thermo Fisher Scientific, Inc.	5,749	2,915,835
		17,854,345
Health Care – Services — 5.5%
Humana, Inc.	7,413	3,596,713
UnitedHealth Group, Inc.	33,999	17,170,855
		20,767,568
Pharmaceuticals — 3.2%
AstraZeneca PLC Sponsored ADR	21,926	1,202,422
Eli Lilly & Co.	25,667	8,299,425
Zoetis, Inc.	15,980	2,369,674
		11,871,521
		57,503,152
Financial — 8.1%
Banks — 1.1%
The Goldman Sachs Group, Inc.	14,767	4,327,469
Diversified Financial Services — 6.1%
The Charles Schwab Corp.	37,430	2,690,094
Mastercard, Inc. Class A	30,473	8,664,693
Visa, Inc. Class A	64,930	11,534,815
		22,889,602
Insurance — 0.9%
Chubb Ltd.	8,565	1,557,802

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Marsh & McLennan Cos., Inc.	11,710	$1,748,186
		3,305,988
		30,523,059
Industrial — 0.5%
Electronics — 0.2%
TE Connectivity Ltd.	6,733	743,054
Miscellaneous - Manufacturing — 0.3%
General Electric Co.	17,208	1,065,347
		1,808,401
Technology — 36.8%
Computers — 10.2%
Apple, Inc.	265,434	36,682,979
Crowdstrike Holdings, Inc. Class A (a)	4,872	802,955
Fortinet, Inc. (a)	17,233	846,657
		38,332,591
Semiconductors — 5.5%
Advanced Micro Devices, Inc. (a)	49,050	3,107,808
ASML Holding NV	7,713	3,203,595
Marvell Technology, Inc.	33,509	1,437,871
Monolithic Power Systems, Inc.	4,685	1,702,529
NVIDIA Corp.	66,962	8,128,517
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	16,223	1,112,249
Texas Instruments, Inc.	13,743	2,127,141
		20,819,710
Software — 21.1%
Atlassian Corp. PLC Class A (a)	11,334	2,386,827
Bill.com Holdings, Inc. (a)	15,240	2,017,319
Canva, Inc. (Acquired 8/16/21, Cost $582,930) (c) (d) (e)	342	326,593
Confluent, Inc. Class A (a)	18,846	447,969
Datadog, Inc. Class A (a)	8,854	786,058
Gusto, Inc. (Acquired 10/04/21, Cost $193,055) (c) (d) (e)	6,706	126,274
HashiCorp, Inc. Class A (a)	4,850	156,122
Intuit, Inc.	16,384	6,345,851
Microsoft Corp.	200,432	46,680,613
MongoDB, Inc. (a)	8,401	1,668,103
MSCI, Inc.	1,430	603,160
Paycom Software, Inc. (a)	1,360	448,786
Roper Technologies, Inc.	5,858	2,106,771
ServiceNow, Inc. (a)	21,371	8,069,903
Snowflake, Inc. Class A (a)	5,596	951,096
Synopsys, Inc. (a)	16,776	5,125,236
Veeva Systems, Inc. Class A (a)	6,323	1,042,536
		79,289,217
		138,441,518

TOTAL COMMON STOCK (Cost $344,573,106)		374,724,140

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.2%
Technology — 0.2%
Software — 0.2%
Canva, Inc., Series A (Acquired 11/04/21 - 12/17/21, Cost $37,502) (c) (d) (e)	22	$21,009
Canva, Inc., Series A-3 (Acquired 12/17/21, Cost $3,408) (c) (d) (e)	2	1,910
Databricks, Inc., Series G (Acquired 2/01/21, Cost $172,224) (c) (d) (e)	2,913	161,069
Databricks, Inc., Series H (Acquired 8/31/21, Cost $542,974) (c) (d) (e)	7,389	408,562
Gusto, Inc., Series E (Acquired 7/13/21, Cost $254,865) (c) (d) (e)	8,385	157,890
		750,440

TOTAL PREFERRED STOCK (Cost $1,010,973)		750,440

TOTAL EQUITIES (Cost $345,584,079)		375,474,580

	Principal Amount
BONDS & NOTES — 0.2%
CORPORATE DEBT — 0.2%
Retail — 0.2%
Carvana Co. (b) (f)	$1,040,000	694,200

TOTAL CORPORATE DEBT (Cost $1,040,000)		694,200

TOTAL BONDS & NOTES (Cost $1,040,000)		694,200

	Number of Shares
MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	746,025	746,025

TOTAL MUTUAL FUNDS (Cost $746,025)		746,025

TOTAL LONG-TERM INVESTMENTS (Cost $347,370,104)		376,914,805

SHORT-TERM INVESTMENTS — 0.1%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	101	101

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (h)	$653,944	$653,944

TOTAL SHORT-TERM INVESTMENTS (Cost $654,045)		654,045

TOTAL INVESTMENTS — 100.3% (Cost $348,024,149) (i)		377,568,850

Other Assets/(Liabilities) — (0.3)%		(1,294,162)

NET ASSETS — 100.0%		$376,274,688

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $1,086,921 or 0.29% of net assets. The Fund received $363,504 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2022, these securities amounted to a value of $1,603,903 or 0.43% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At September 30, 2022, these securities amounted to a value of $1,603,903 or 0.43% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2022, the aggregate market value of these securities amounted to $694,200 or 0.18% of net assets.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $653,990. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 9/15/25, and an aggregate market value, including accrued interest, of $667,074.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Income Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 97.1%
Basic Materials — 4.9%
Chemicals — 3.5%
Akzo Nobel NV	9,416	$531,026
CF Industries Holdings, Inc.	84,624	8,145,060
DuPont de Nemours, Inc.	3,976	200,390
International Flavors & Fragrances, Inc.	24,963	2,267,389
RPM International, Inc.	12,266	1,021,881
		12,165,746
Forest Products & Paper — 1.4%
International Paper Co.	158,167	5,013,894
		17,179,640
Communications — 5.4%
Internet — 0.6%
Meta Platforms, Inc. Class A (a)	15,900	2,157,312
Media — 4.0%
Comcast Corp. Class A	124,191	3,642,522
Fox Corp. Class B	22,177	632,044
News Corp. Class A	325,369	4,916,326
Paramount Global Class B (b)	16,200	308,448
The Walt Disney Co. (a)	46,069	4,345,689
Warner Bros Discovery, Inc. (a)	18,076	207,874
		14,052,903
Telecommunications — 0.8%
AT&T, Inc.	49,055	752,503
Cisco Systems, Inc.	35,168	1,406,720
Verizon Communications, Inc.	13,574	515,405
		2,674,628
		18,884,843
Consumer, Cyclical — 6.4%
Airlines — 0.3%
Southwest Airlines Co. (a)	37,504	1,156,623
Auto Manufacturers — 2.0%
Cummins, Inc.	3,800	773,338
PACCAR, Inc.	13,590	1,137,347

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Volkswagen AG ADR	436,073	$5,311,369
		7,222,054
Lodging — 0.9%
Las Vegas Sands Corp. (a)	80,040	3,003,101
Retail — 2.5%
Best Buy Co., Inc.	17,900	1,133,786
Kohl's Corp.	58,011	1,458,977
The TJX Cos., Inc.	47,594	2,956,539
Walmart, Inc.	24,808	3,217,598
		8,766,900
Toys, Games & Hobbies — 0.7%
Mattel, Inc. (a)	131,177	2,484,492
		22,633,170
Consumer, Non-cyclical — 23.4%
Agriculture — 1.5%
Philip Morris International, Inc.	64,779	5,377,305
Beverages — 0.2%
The Coca-Cola Co.	7,421	415,724
Constellation Brands, Inc. Class A	900	206,712
		622,436
Biotechnology — 0.3%
Biogen, Inc. (a)	4,200	1,121,400
Food — 2.7%
Conagra Brands, Inc.	175,384	5,722,780
Mondelez International, Inc. Class A	8,600	471,538
Tyson Foods, Inc. Class A	53,081	3,499,630
		9,693,948
Health Care – Products — 2.1%
Medtronic PLC	48,683	3,931,153
Zimmer Biomet Holdings, Inc.	32,364	3,383,656
		7,314,809
Health Care – Services — 3.0%
Centene Corp. (a)	30,649	2,384,799
Elevance Health, Inc.	17,796	8,083,655
		10,468,454
Household Products & Wares — 1.5%
Kimberly-Clark Corp.	46,282	5,208,576
Pharmaceuticals — 12.1%
AbbVie, Inc.	47,547	6,381,283
AstraZeneca PLC Sponsored ADR	34,313	1,881,725
Becton Dickinson and Co.	24,782	5,522,173
Cardinal Health, Inc.	33,637	2,242,915
Cigna Corp.	14,266	3,958,387

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CVS Health Corp.	54,966	$5,242,108
GSK PLC	5,073	73,995
Johnson & Johnson	38,214	6,242,639
Merck & Co., Inc.	34,169	2,942,634
Pfizer, Inc.	103,265	4,518,876
Sanofi	25,813	1,970,055
Sanofi ADR	28,286	1,075,434
Viatris, Inc.	71,200	606,624
		42,658,848
		82,465,776
Energy — 7.9%
Oil & Gas — 6.2%
Chevron Corp.	5,386	773,807
EOG Resources, Inc.	37,161	4,151,998
Exxon Mobil Corp.	55,026	4,804,320
Hess Corp.	23,800	2,593,962
TotalEnergies SE (b)	153,711	7,235,164
TotalEnergies SE Sponsored ADR	45,765	2,128,988
		21,688,239
Pipelines — 1.7%
Enbridge, Inc.	24,800	920,080
Targa Resources Corp.	3,026	182,589
TC Energy Corp.	116,920	4,710,707
The Williams Cos., Inc.	8,400	240,492
		6,053,868
		27,742,107
Financial — 25.0%
Banks — 10.9%
Bank of America Corp.	53,961	1,629,622
Citigroup, Inc.	44,440	1,851,815
Fifth Third Bancorp	112,137	3,583,898
The Goldman Sachs Group, Inc.	17,069	5,002,070
Huntington Bancshares, Inc.	362,020	4,771,424
JP Morgan Chase & Co.	20,997	2,194,186
Morgan Stanley	34,811	2,750,417
The PNC Financial Services Group, Inc.	7,330	1,095,249
State Street Corp.	62,233	3,784,389
Wells Fargo & Co.	291,440	11,721,717
		38,384,787
Diversified Financial Services — 0.9%
Apollo Global Management, Inc.	12,400	576,600
The Charles Schwab Corp.	26,655	1,915,695
Franklin Resources, Inc.	13,702	294,867
Raymond James Financial, Inc.	2,937	290,234
		3,077,396
Insurance — 8.9%
American International Group, Inc.	161,597	7,672,626

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Chubb Ltd.	36,779	$6,689,364
Equitable Holdings, Inc.	215,830	5,687,120
The Hartford Financial Services Group, Inc.	42,369	2,624,336
Loews Corp.	68,026	3,390,416
Marsh & McLennan Cos., Inc.	1,307	195,122
MetLife, Inc.	83,834	5,095,431
		31,354,415
Real Estate Investment Trusts (REITS) — 4.3%
Equity Residential	85,608	5,754,570
Rayonier, Inc.	94,964	2,846,071
Simon Property Group, Inc.	2,000	179,500
Vornado Realty Trust	13,024	301,636
Welltower, Inc.	10,001	643,264
Weyerhaeuser Co.	188,343	5,379,076
		15,104,117
		87,920,715
Industrial — 9.3%
Aerospace & Defense — 2.4%
The Boeing Co. (a)	19,747	2,390,967
L3 Harris Technologies, Inc.	28,741	5,973,242
		8,364,209
Electronics — 0.3%
TE Connectivity Ltd.	9,177	1,012,774
Environmental Controls — 0.6%
Stericycle, Inc. (a)	50,270	2,116,870
Hand & Machine Tools — 0.4%
Stanley Black & Decker, Inc.	22,000	1,654,620
Machinery – Diversified — 0.1%
Flowserve Corp.	12,573	305,524
Miscellaneous - Manufacturing — 3.4%
3M Co.	5,087	562,113
General Electric Co.	136,732	8,465,078
Siemens AG Sponsored ADR	58,204	2,849,086
		11,876,277
Transportation — 2.1%
United Parcel Service, Inc. Class B	45,708	7,383,670
		32,713,944
Technology — 6.4%
Computers — 0.1%
Accenture PLC Class A	1,400	360,220
Semiconductors — 4.2%
Applied Materials, Inc.	29,517	2,418,328
NXP Semiconductor NV	4,104	605,381
QUALCOMM, Inc.	70,315	7,944,188

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Texas Instruments, Inc.	23,915	$3,701,564
		14,669,461
Software — 2.1%
Fiserv, Inc. (a)	29,794	2,787,825
Microsoft Corp.	20,230	4,711,567
		7,499,392
		22,529,073
Utilities — 8.4%
Electric — 7.7%
Ameren Corp.	29,836	2,403,290
Dominion Energy, Inc.	58,350	4,032,568
NextEra Energy, Inc.	13,711	1,075,080
PG&E Corp. (a)	21,700	271,250
Sempra Energy	51,561	7,731,056
The Southern Co.	165,466	11,251,688
Xcel Energy, Inc.	5,600	358,400
		27,123,332
Gas — 0.7%
NiSource, Inc.	104,919	2,642,910
		29,766,242

TOTAL COMMON STOCK (Cost $307,326,411)		341,835,510

PREFERRED STOCK — 1.3%
Consumer, Non-cyclical — 0.4%
Pharmaceuticals — 0.4%
Becton Dickinson and Co. Convertible 6.000%	29,674	1,398,833
Utilities — 0.9%
Electric — 0.6%
NextEra Energy, Inc. Convertible 5.279%	26,869	1,337,539
NextEra Energy, Inc. Convertible 6.926%	15,955	733,930
		2,071,469
Gas — 0.3%
NiSource, Inc. 7.750%	11,665	1,173,382
		3,244,851

TOTAL PREFERRED STOCK (Cost $4,748,666)		4,643,684

TOTAL EQUITIES (Cost $312,075,077)		346,479,194

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.1%

Diversified Financial Services — 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	7,494,141	$7,494,141
		7,494,141

TOTAL MUTUAL FUNDS (Cost $7,494,141)		7,494,141

TOTAL LONG-TERM INVESTMENTS (Cost $319,569,218)		353,973,335

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	$1,083	1,083
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (d)	3,710,635	3,710,635

TOTAL SHORT-TERM INVESTMENTS (Cost $3,711,718)		3,711,718

TOTAL INVESTMENTS — 101.6% (Cost $323,280,936) (e)		357,685,053

Other Assets/(Liabilities) — (1.6)%		(5,775,621)

NET ASSETS — 100.0%		$351,909,432

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $7,438,069 or 2.11% of net assets. The Fund received $310,958 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $3,710,892. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 9/15/25, and an aggregate market value, including accrued interest, of $3,784,925.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Index Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Basic Materials — 2.0%
Chemicals — 1.6%
Air Products & Chemicals, Inc.	3,869	$900,432
Albemarle Corp.	2,044	540,515
Celanese Corp.	1,722	155,565
CF Industries Holdings, Inc.	3,462	333,218
Dow, Inc.	12,502	549,213
DuPont de Nemours, Inc.	8,713	439,135
Eastman Chemical Co.	2,121	150,697
Ecolab, Inc.	4,329	625,194
FMC Corp.	2,215	234,126
International Flavors & Fragrances, Inc.	4,434	402,740
Linde PLC	8,704	2,346,511
LyondellBasell Industries NV Class A	4,421	332,813
The Mosaic Co.	5,994	289,690
PPG Industries, Inc.	4,088	452,501
The Sherwin-Williams Co.	4,122	843,980
		8,596,330
Forest Products & Paper — 0.0%
International Paper Co.	6,270	198,759
Iron & Steel — 0.1%
Nucor Corp.	4,555	487,340
Mining — 0.3%
Freeport-McMoRan, Inc.	24,910	680,790
Newmont Corp.	13,898	584,133
		1,264,923
		10,547,352
Communications — 12.5%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	6,892	176,435
Omnicom Group, Inc.	3,603	227,314
		403,749
Internet — 9.0%
Alphabet, Inc. Class A (a)	104,712	10,015,703
Alphabet, Inc. Class C (a)	93,638	9,003,294
Amazon.com, Inc. (a)	154,751	17,486,863
Booking Holdings, Inc. (a)	694	1,140,388
CDW Corp.	2,372	370,222
eBay, Inc.	9,636	354,701

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Etsy, Inc. (a)	2,227	$222,989
Expedia Group, Inc. (a)	2,672	250,340
F5, Inc. (a)	1,051	152,111
Match Group, Inc. (a)	4,955	236,601
Meta Platforms, Inc. Class A (a)	39,815	5,402,099
Netflix, Inc. (a)	7,772	1,829,840
NortonLifeLock, Inc.	10,419	209,839
Twitter, Inc. (a)	11,779	516,391
VeriSign, Inc. (a)	1,639	284,694
		47,476,075
Media — 1.4%
Charter Communications, Inc. Class A (a)	1,930	585,466
Comcast Corp. Class A	76,851	2,254,040
DISH Network Corp. Class A (a)	4,266	58,999
FactSet Research Systems, Inc.	667	266,873
Fox Corp. Class A	5,406	165,856
Fox Corp. Class B	2,516	71,706
News Corp. Class A	6,736	101,781
News Corp. Class B	2,194	33,831
Paramount Global Class B (b)	8,730	166,219
The Walt Disney Co. (a)	31,815	3,001,109
Warner Bros Discovery, Inc. (a)	38,542	443,233
		7,149,113
Telecommunications — 2.0%
Arista Networks, Inc. (a)	4,318	487,459
AT&T, Inc.	124,532	1,910,321
Cisco Systems, Inc.	72,345	2,893,800
Corning, Inc.	13,340	387,127
Juniper Networks, Inc.	5,696	148,779
Lumen Technologies, Inc.	16,407	119,443
Motorola Solutions, Inc.	2,921	654,216
T-Mobile US, Inc. (a)	10,523	1,411,871
Verizon Communications, Inc.	73,373	2,785,973
		10,798,989
		65,827,926
Consumer, Cyclical — 10.0%
Airlines — 0.2%
Alaska Air Group, Inc. (a)	2,171	84,995
American Airlines Group, Inc. (a)	11,212	134,992
Delta Air Lines, Inc. (a)	11,144	312,700
Southwest Airlines Co. (a)	10,308	317,899
United Airlines Holdings, Inc. (a)	5,705	185,584
		1,036,170
Apparel — 0.4%
NIKE, Inc. Class B	22,047	1,832,547
Ralph Lauren Corp.	768	65,226
Tapestry, Inc.	4,339	123,358
VF Corp.	5,712	170,846
		2,191,977

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 2.8%
Cummins, Inc.	2,466	$501,855
Ford Motor Co.	68,815	770,728
General Motors Co.	25,409	815,375
PACCAR, Inc.	6,091	509,756
Tesla, Inc. (a)	46,500	12,334,125
		14,931,839
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	4,710	368,369
BorgWarner, Inc.	4,083	128,206
		496,575
Distribution & Wholesale — 0.3%
Copart, Inc. (a)	3,750	399,000
Fastenal Co.	9,999	460,354
LKQ Corp.	4,516	212,929
Pool Corp.	697	221,792
W.W. Grainger, Inc.	787	384,993
		1,679,068
Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	3,693	119,136
Live Nation Entertainment, Inc. (a)	2,459	186,983
		306,119
Home Builders — 0.2%
D.R. Horton, Inc.	5,545	373,456
Lennar Corp. Class A	4,439	330,928
NVR, Inc. (a)	54	215,302
PulteGroup, Inc.	4,086	153,225
		1,072,911
Home Furnishing — 0.0%
Whirlpool Corp.	956	128,878
Housewares — 0.0%
Newell Brands, Inc.	6,453	89,632
Leisure Time — 0.1%
Carnival Corp. (a)	17,055	119,897
Norwegian Cruise Line Holdings Ltd. (a)	7,477	84,939
Royal Caribbean Cruises Ltd. (a)	3,866	146,521
		351,357
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	4,803	579,338
Las Vegas Sands Corp. (a)	5,780	216,865
Marriott International, Inc. Class A	4,813	674,494
MGM Resorts International	5,642	167,680
Wynn Resorts Ltd. (a)	1,833	115,534
		1,753,911

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 5.4%
Advance Auto Parts, Inc.	1,069	$167,128
AutoZone, Inc. (a)	341	730,398
Bath & Body Works, Inc.	3,937	128,346
Best Buy Co., Inc.	3,474	220,043
CarMax, Inc. (a)	2,805	185,186
Chipotle Mexican Grill, Inc. (a)	484	727,336
Costco Wholesale Corp.	7,731	3,651,119
Darden Restaurants, Inc.	2,153	271,967
Dollar General Corp.	3,970	952,244
Dollar Tree, Inc. (a)	3,688	501,937
Domino's Pizza, Inc.	627	194,495
Genuine Parts Co.	2,481	370,463
The Home Depot, Inc.	17,951	4,953,399
Lowe's Cos., Inc.	11,168	2,097,462
McDonald's Corp.	12,853	2,965,701
O'Reilly Automotive, Inc. (a)	1,116	784,939
Ross Stores, Inc.	6,122	515,901
Starbucks Corp.	20,054	1,689,750
Target Corp.	8,096	1,201,366
The TJX Cos., Inc.	20,482	1,272,342
Tractor Supply Co.	1,947	361,908
Ulta Beauty, Inc. (a)	903	362,275
Walgreens Boots Alliance, Inc.	12,473	391,652
Walmart, Inc.	24,889	3,228,103
Yum! Brands, Inc.	4,984	529,999
		28,455,459
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,276	153,448
		52,647,344
Consumer, Non-cyclical — 22.4%
Agriculture — 0.8%
Altria Group, Inc.	31,484	1,271,324
Archer-Daniels-Midland Co.	9,787	787,364
Philip Morris International, Inc.	27,086	2,248,409
		4,307,097
Beverages — 1.9%
Brown-Forman Corp. Class B	3,217	214,156
The Coca-Cola Co.	67,990	3,808,800
Constellation Brands, Inc. Class A	2,789	640,577
Keurig Dr Pepper, Inc.	14,881	533,037
Molson Coors Beverage Co. Class B	3,320	159,327
Monster Beverage Corp. (a)	6,735	585,676
PepsiCo, Inc.	24,107	3,935,709
		9,877,282
Biotechnology — 1.7%
Amgen, Inc.	9,348	2,107,039
Bio-Rad Laboratories, Inc. Class A (a)	370	154,342
Biogen, Inc. (a)	2,539	677,913
Corteva, Inc.	12,534	716,318

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gilead Sciences, Inc.	21,911	$1,351,689
Illumina, Inc. (a)	2,735	521,811
Incyte Corp. (a)	3,248	216,447
Moderna, Inc. (a)	5,860	692,945
Regeneron Pharmaceuticals, Inc. (a)	1,874	1,290,942
Vertex Pharmaceuticals, Inc. (a)	4,478	1,296,560
		9,026,006
Commercial Services — 1.9%
Automatic Data Processing, Inc.	7,263	1,642,818
Cintas Corp.	1,506	584,614
CoStar Group, Inc. (a)	6,937	483,162
Equifax, Inc.	2,144	367,546
FleetCor Technologies, Inc. (a)	1,319	232,368
Gartner, Inc. (a)	1,387	383,769
Global Payments, Inc.	4,855	524,583
MarketAxess Holdings, Inc.	658	146,398
Moody's Corp.	2,762	671,470
Nielsen Holdings PLC	6,340	175,745
PayPal Holdings, Inc. (a)	20,212	1,739,647
Quanta Services, Inc.	2,484	316,437
Robert Half International, Inc.	1,935	148,028
Rollins, Inc.	4,088	141,772
S&P Global, Inc.	5,944	1,815,000
United Rentals, Inc. (a)	1,216	328,466
Verisk Analytics, Inc.	2,750	468,957
		10,170,780
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	14,587	1,024,737
The Estee Lauder Cos., Inc. Class A	4,040	872,236
The Procter & Gamble Co.	41,736	5,269,170
		7,166,143
Food — 1.2%
Campbell Soup Co.	3,552	167,370
Conagra Brands, Inc.	8,433	275,169
General Mills, Inc.	10,423	798,506
The Hershey Co.	2,572	567,049
Hormel Foods Corp.	5,089	231,244
The J.M. Smucker Co.	1,872	257,231
Kellogg Co.	4,477	311,868
The Kraft Heinz Co.	13,952	465,299
The Kroger Co.	11,376	497,700
Lamb Weston Holdings, Inc.	2,531	195,849
McCormick & Co., Inc.	4,396	313,303
Mondelez International, Inc. Class A	23,960	1,313,727
Sysco Corp.	8,873	627,410
Tyson Foods, Inc. Class A	5,035	331,957
		6,353,682
Health Care – Products — 3.8%
Abbott Laboratories	30,595	2,960,372
ABIOMED, Inc. (a)	800	196,528
Align Technology, Inc. (a)	1,261	261,166
Baxter International, Inc.	8,823	475,207

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bio-Techne Corp.	679	$192,836
Boston Scientific Corp. (a)	25,039	969,761
The Cooper Cos., Inc.	868	229,065
Danaher Corp.	11,438	2,954,321
Dentsply Sirona, Inc.	3,756	106,483
Edwards Lifesciences Corp. (a)	10,821	894,139
Henry Schein, Inc. (a)	2,402	157,980
Hologic, Inc. (a)	4,385	282,920
IDEXX Laboratories, Inc. (a)	1,459	475,342
Intuitive Surgical, Inc. (a)	6,227	1,167,189
Medtronic PLC	23,220	1,875,015
PerkinElmer, Inc.	2,190	263,523
ResMed, Inc.	2,564	559,721
Steris PLC	1,736	288,662
Stryker Corp.	5,887	1,192,353
Teleflex, Inc.	827	166,607
Thermo Fisher Scientific, Inc.	6,844	3,471,208
Waters Corp. (a)	1,052	283,546
West Pharmaceutical Services, Inc.	1,286	316,459
Zimmer Biomet Holdings, Inc.	3,679	384,639
		20,125,042
Health Care – Services — 2.8%
Catalent, Inc. (a)	3,107	224,823
Centene Corp. (a)	9,959	774,910
Charles River Laboratories International, Inc. (a)	879	172,987
DaVita, Inc. (a)	983	81,363
Elevance Health, Inc.	4,187	1,901,903
HCA Healthcare, Inc.	3,750	689,212
Humana, Inc.	2,213	1,073,725
IQVIA Holdings, Inc. (a)	3,247	588,162
Laboratory Corp. of America Holdings	1,570	321,552
Molina Healthcare, Inc. (a)	1,019	336,107
Quest Diagnostics, Inc.	2,039	250,165
UnitedHealth Group, Inc.	16,329	8,246,798
Universal Health Services, Inc. Class B	1,129	99,555
		14,761,262
Household Products & Wares — 0.3%
Avery Dennison Corp.	1,429	232,498
Church & Dwight Co., Inc.	4,264	304,620
The Clorox Co.	2,163	277,708
Kimberly-Clark Corp.	5,910	665,111
		1,479,937
Pharmaceuticals — 6.7%
AbbVie, Inc.	30,884	4,144,942
AmerisourceBergen Corp.	2,726	368,910
Becton Dickinson and Co.	4,987	1,111,253
Bristol-Myers Squibb Co.	37,306	2,652,084
Cardinal Health, Inc.	4,781	318,797
Cigna Corp.	5,333	1,479,747
CVS Health Corp.	22,906	2,184,545
DexCom, Inc. (a)	6,868	553,149
Eli Lilly & Co.	13,775	4,454,146
Johnson & Johnson	45,918	7,501,164

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
McKesson Corp.	2,505	$851,374
Merck & Co., Inc.	44,252	3,810,982
Organon & Co.	4,422	103,475
Pfizer, Inc.	98,034	4,289,968
Viatris, Inc.	21,284	181,340
Zoetis, Inc.	8,185	1,213,754
		35,219,630
		118,486,861
Energy — 4.7%
Energy – Alternate Sources — 0.2%
Enphase Energy, Inc. (a)	2,371	657,881
SolarEdge Technologies, Inc. (a)	978	226,368
		884,249
Oil & Gas — 3.9%
APA Corp.	5,654	193,310
Chevron Corp.	31,440	4,516,985
ConocoPhillips	22,244	2,276,451
Coterra Energy, Inc.	13,951	364,400
Devon Energy Corp.	11,406	685,843
Diamondback Energy, Inc.	3,090	372,221
EOG Resources, Inc.	10,246	1,144,786
EQT Corp.	6,455	263,041
Exxon Mobil Corp.	72,759	6,352,588
Hess Corp.	4,881	531,980
Marathon Oil Corp.	11,759	265,518
Marathon Petroleum Corp.	8,723	866,456
Occidental Petroleum Corp.	12,992	798,359
Phillips 66	8,420	679,662
Pioneer Natural Resources Co.	4,162	901,198
Valero Energy Corp.	6,881	735,235
		20,948,033
Oil & Gas Services — 0.3%
Baker Hughes Co.	17,744	371,914
Halliburton Co.	15,769	388,233
Schlumberger NV	24,742	888,238
		1,648,385
Pipelines — 0.3%
Kinder Morgan, Inc.	34,718	577,708
ONEOK, Inc.	7,784	398,852
The Williams Cos., Inc.	21,334	610,792
		1,587,352
		25,068,019
Financial — 14.8%
Banks — 4.6%
Bank of America Corp.	122,009	3,684,672
The Bank of New York Mellon Corp.	12,883	496,253
Citigroup, Inc.	33,777	1,407,488

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Citizens Financial Group, Inc.	8,605	$295,668
Comerica, Inc.	2,295	163,175
Fifth Third Bancorp	12,033	384,575
First Republic Bank	3,178	414,888
The Goldman Sachs Group, Inc.	5,964	1,747,750
Huntington Bancshares, Inc.	25,308	333,559
JP Morgan Chase & Co.	51,189	5,349,250
KeyCorp.	16,182	259,236
M&T Bank Corp.	3,076	542,360
Morgan Stanley	23,403	1,849,071
Northern Trust Corp.	3,658	312,978
The PNC Financial Services Group, Inc.	7,172	1,071,640
Regions Financial Corp.	16,399	329,128
Signature Bank	1,088	164,288
State Street Corp.	6,417	390,218
SVB Financial Group (a)	1,027	344,846
Truist Financial Corp.	23,146	1,007,777
US Bancorp	23,567	950,221
Wells Fargo & Co.	66,189	2,662,122
Zions Bancorp NA	2,659	135,237
		24,296,400
Diversified Financial Services — 3.6%
American Express Co.	10,461	1,411,294
Ameriprise Financial, Inc.	1,895	477,445
BlackRock, Inc.	2,630	1,447,236
Capital One Financial Corp.	6,684	616,064
Cboe Global Markets, Inc.	1,866	219,013
The Charles Schwab Corp.	26,685	1,917,851
CME Group, Inc.	6,285	1,113,262
Discover Financial Services	4,752	432,052
Franklin Resources, Inc.	4,947	106,460
Intercontinental Exchange, Inc.	9,769	882,629
Invesco Ltd.	7,866	107,764
Mastercard, Inc. Class A	14,904	4,237,803
Nasdaq, Inc.	5,947	337,076
Raymond James Financial, Inc.	3,409	336,877
Synchrony Financial	8,355	235,528
T. Rowe Price Group, Inc.	3,925	412,164
Visa, Inc. Class A	28,558	5,073,329
		19,363,847
Insurance — 3.8%
Aflac, Inc.	10,070	565,934
The Allstate Corp.	4,733	589,401
American International Group, Inc.	13,243	628,778
Aon PLC Class A	3,689	988,172
Arthur J Gallagher & Co.	3,682	630,432
Assurant, Inc.	940	136,554
Berkshire Hathaway, Inc. Class B (a)	31,511	8,414,067
Brown & Brown, Inc.	4,121	249,238
Chubb Ltd.	7,301	1,327,906
Cincinnati Financial Corp.	2,787	249,632
Everest Re Group Ltd.	694	182,133
Globe Life, Inc.	1,599	159,420
The Hartford Financial Services Group, Inc.	5,669	351,138
Lincoln National Corp.	2,723	119,567

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Loews Corp.	3,525	$175,686
Marsh & McLennan Cos., Inc.	8,724	1,302,406
MetLife, Inc.	11,726	712,706
Principal Financial Group, Inc.	4,070	293,651
The Progressive Corp.	10,227	1,188,480
Prudential Financial, Inc.	6,476	555,511
The Travelers Cos., Inc.	4,154	636,393
W.R. Berkley Corp.	3,592	231,971
Willis Towers Watson PLC	1,928	387,412
		20,076,588
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	5,583	376,908
Real Estate Investment Trusts (REITS) — 2.7%
Alexandria Real Estate Equities, Inc.	2,605	365,195
American Tower Corp.	8,136	1,746,799
AvalonBay Communities, Inc.	2,451	451,450
Boston Properties, Inc.	2,513	188,400
Camden Property Trust	1,874	223,849
Crown Castle, Inc.	7,573	1,094,677
Digital Realty Trust, Inc.	5,001	495,999
Duke Realty Corp.	6,697	322,795
Equinix, Inc.	1,593	906,162
Equity Residential	5,936	399,018
Essex Property Trust, Inc.	1,144	277,111
Extra Space Storage, Inc.	2,344	404,832
Federal Realty Investment Trust	1,290	116,255
Healthpeak Properties, Inc.	9,495	217,625
Host Hotels & Resorts, Inc.	12,587	199,882
Invitation Homes, Inc.	10,173	343,542
Iron Mountain, Inc.	5,101	224,291
Kimco Realty Corp.	10,891	200,503
Mid-America Apartment Communities, Inc.	2,026	314,172
Prologis, Inc.	12,911	1,311,758
Public Storage	2,764	809,327
Realty Income Corp.	10,801	628,618
Regency Centers Corp.	2,720	146,472
SBA Communications Corp.	1,890	537,988
Simon Property Group, Inc.	5,699	511,485
UDR, Inc.	5,373	224,108
Ventas, Inc.	6,937	278,659
VICI Properties, Inc.	16,873	503,659
Vornado Realty Trust	2,885	66,817
Welltower, Inc.	8,065	518,741
Weyerhaeuser Co.	12,867	367,482
		14,397,671
		78,511,414
Industrial — 7.6%
Aerospace & Defense — 1.6%
The Boeing Co. (a)	9,733	1,178,471
General Dynamics Corp.	3,934	834,677
Howmet Aerospace, Inc.	6,506	201,230
L3 Harris Technologies, Inc.	3,349	696,023
Lockheed Martin Corp.	4,125	1,593,446

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Northrop Grumman Corp.	2,543	$1,196,024
Raytheon Technologies Corp.	25,801	2,112,070
Teledyne Technologies, Inc. (a)	823	277,738
TransDigm Group, Inc.	902	473,388
		8,563,067
Building Materials — 0.4%
Carrier Global Corp.	14,648	520,883
Fortune Brands Home & Security, Inc.	2,228	119,621
Johnson Controls International PLC	11,994	590,345
Martin Marietta Materials, Inc.	1,093	352,044
Masco Corp.	3,973	185,499
Mohawk Industries, Inc. (a)	903	82,345
Vulcan Materials Co.	2,321	366,045
		2,216,782
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	3,994	452,960
Emerson Electric Co.	10,302	754,312
Generac Holdings, Inc. (a)	1,105	196,845
		1,404,117
Electronics — 1.1%
Agilent Technologies, Inc.	5,202	632,303
Allegion PLC	1,552	139,183
Amphenol Corp. Class A	10,411	697,121
Fortive Corp.	6,194	361,110
Garmin Ltd.	2,694	216,355
Honeywell International, Inc.	11,753	1,962,398
Keysight Technologies, Inc. (a)	3,152	495,999
Mettler-Toledo International, Inc. (a)	392	424,975
TE Connectivity Ltd.	5,599	617,906
Trimble, Inc. (a)	4,354	236,292
		5,783,642
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	2,213	240,088
Environmental Controls — 0.3%
Pentair PLC	2,831	115,024
Republic Services, Inc.	3,598	489,472
Waste Management, Inc.	6,578	1,053,861
		1,658,357
Hand & Machine Tools — 0.1%
Snap-on, Inc.	938	188,866
Stanley Black & Decker, Inc.	2,560	192,538
		381,404
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	9,208	1,510,849
Machinery – Diversified — 0.8%
Deere & Co.	4,851	1,619,700

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Dover Corp.	2,516	$293,315
IDEX Corp.	1,326	265,001
Ingersoll Rand, Inc.	7,002	302,907
Nordson Corp.	951	201,869
Otis Worldwide Corp.	7,312	466,506
Rockwell Automation, Inc.	2,008	431,941
Westinghouse Air Brake Technologies Corp.	3,157	256,822
Xylem, Inc.	3,165	276,494
		4,114,555
Miscellaneous - Manufacturing — 1.0%
3M Co.	9,652	1,066,546
A.O. Smith Corp.	2,209	107,313
Eaton Corp. PLC	6,942	925,785
General Electric Co.	19,120	1,183,719
Illinois Tool Works, Inc.	4,929	890,424
Parker-Hannifin Corp.	2,235	541,563
Textron, Inc.	3,722	216,844
Trane Technologies PLC	4,052	586,770
		5,518,964
Packaging & Containers — 0.2%
Amcor PLC	26,393	283,197
Ball Corp.	5,469	264,262
Packaging Corp. of America	1,622	182,134
Sealed Air Corp.	2,554	113,679
WestRock Co.	4,388	135,545
		978,817
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	705	156,157
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	2,174	209,378
CSX Corp.	37,327	994,391
Expeditors International of Washington, Inc.	2,838	250,624
FedEx Corp.	4,163	618,081
J.B. Hunt Transport Services, Inc.	1,460	228,373
Norfolk Southern Corp.	4,093	858,098
Old Dominion Freight Line, Inc.	1,594	396,539
Union Pacific Corp.	10,896	2,122,759
United Parcel Service, Inc. Class B	12,769	2,062,704
		7,740,947
		40,267,746
Technology — 22.5%
Computers — 8.4%
Accenture PLC Class A	11,051	2,843,422
Apple, Inc.	263,783	36,454,811
Cognizant Technology Solutions Corp. Class A	9,069	520,923
DXC Technology Co. (a)	4,081	99,903
EPAM Systems, Inc. (a)	1,006	364,363
Fortinet, Inc. (a)	11,461	563,079
Hewlett Packard Enterprise Co.	22,824	273,432

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
HP, Inc.	15,956	$397,623
International Business Machines Corp.	15,784	1,875,297
Leidos Holdings, Inc.	2,403	210,190
NetApp, Inc.	3,863	238,927
Seagate Technology Holdings PLC	3,441	183,164
Western Digital Corp. (a)	5,520	179,676
		44,204,810
Office & Business Equipment — 0.0%
Zebra Technologies Corp. Class A (a)	911	238,691
Semiconductors — 4.6%
Advanced Micro Devices, Inc. (a)	28,174	1,785,105
Analog Devices, Inc.	9,088	1,266,322
Applied Materials, Inc.	15,210	1,246,155
Broadcom, Inc.	7,055	3,132,491
Intel Corp.	71,757	1,849,178
KLA Corp.	2,481	750,825
Lam Research Corp.	2,396	876,936
Microchip Technology, Inc.	9,674	590,404
Micron Technology, Inc.	19,295	966,679
Monolithic Power Systems, Inc.	781	283,815
NVIDIA Corp.	43,718	5,306,928
NXP Semiconductor NV	4,596	677,956
ON Semiconductor Corp. (a)	7,591	473,147
Qorvo, Inc. (a)	1,822	144,685
QUALCOMM, Inc.	19,623	2,217,007
Skyworks Solutions, Inc.	2,820	240,461
Teradyne, Inc.	2,759	207,339
Texas Instruments, Inc.	15,965	2,471,063
		24,486,496
Software — 9.5%
Activision Blizzard, Inc.	12,452	925,682
Adobe, Inc. (a)	8,178	2,250,586
Akamai Technologies, Inc. (a)	2,796	224,575
ANSYS, Inc. (a)	1,528	338,758
Autodesk, Inc. (a)	3,802	710,214
ADR Broadridge Financial Solutions, Inc.	2,058	297,011
Cadence Design Systems, Inc. (a)	4,792	783,157
Ceridian HCM Holding, Inc. (a)	2,702	150,988
Citrix Systems, Inc. (c)	2,318	240,840
Electronic Arts, Inc.	4,626	535,274
Fidelity National Information Services, Inc.	10,637	803,838
Fiserv, Inc. (a)	11,185	1,046,580
Intuit, Inc.	4,929	1,909,100
Jack Henry & Associates, Inc.	1,281	233,488
Microsoft Corp.	130,228	30,330,101
MSCI, Inc.	1,410	594,724
Oracle Corp.	26,550	1,621,408
Paychex, Inc.	5,608	629,274
Paycom Software, Inc. (a)	854	281,811
PTC, Inc. (a)	1,862	194,765
Roper Technologies, Inc.	1,856	667,492
Salesforce, Inc. (a)	17,385	2,500,658
ServiceNow, Inc. (a)	3,531	1,333,341
Synopsys, Inc. (a)	2,676	817,545

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Take-Two Interactive Software, Inc. (a)	2,751	$299,859
Tyler Technologies, Inc. (a)	731	254,022
		49,975,091
		118,905,088
Utilities — 3.1%
Electric — 2.9%
The AES Corp.	11,636	262,974
Alliant Energy Corp.	4,412	233,792
Ameren Corp.	4,531	364,972
American Electric Power Co., Inc.	8,952	773,900
CenterPoint Energy, Inc.	10,982	309,473
CMS Energy Corp.	5,095	296,733
Consolidated Edison, Inc.	6,172	529,311
Constellation Energy Corp.	5,727	476,429
Dominion Energy, Inc.	14,513	1,002,993
DTE Energy Co.	3,397	390,825
Duke Energy Corp.	13,427	1,248,979
Edison International	6,631	375,182
Entergy Corp.	3,536	355,828
Evergy, Inc.	4,035	239,679
Eversource Energy	6,028	469,943
Exelon Corp.	17,273	647,046
FirstEnergy Corp.	9,523	352,351
NextEra Energy, Inc.	34,293	2,688,914
NRG Energy, Inc.	4,136	158,285
PG&E Corp. (a)	28,106	351,325
Pinnacle West Capital Corp.	1,967	126,891
PPL Corp.	12,918	327,471
Public Service Enterprise Group, Inc.	8,681	488,133
Sempra Energy	5,477	821,221
The Southern Co.	18,537	1,260,516
WEC Energy Group, Inc.	5,490	490,971
Xcel Energy, Inc.	9,526	609,664
		15,653,801
Gas — 0.1%
Atmos Energy Corp.	2,458	250,347
NiSource, Inc.	7,025	176,960
		427,307
Water — 0.1%
American Water Works Co., Inc.	3,162	411,566
		16,492,674

TOTAL COMMON STOCK (Cost $337,428,175)		526,754,424

TOTAL EQUITIES (Cost $337,428,175)		526,754,424

TOTAL LONG-TERM INVESTMENTS (Cost $337,428,175)		526,754,424

MML Equity Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill
1.859% 11/25/22 (d)	$860,000	$856,435

TOTAL SHORT-TERM INVESTMENTS (Cost $857,609)		856,435

TOTAL INVESTMENTS — 99.7% (Cost $338,285,784) (e)		527,610,859

Other Assets/(Liabilities) — 0.3%		1,406,400

NET ASSETS — 100.0%		$529,017,259

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $177,562 or 0.03% of net assets. The Fund received $181,719 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2022, these securities amounted to a value of $240,840 or 0.05% of net assets.
(d)	The rate shown represents yield-to-maturity.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	12/16/22	15	$3,027,695	$(326,570)

MML Focused Equity Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Basic Materials — 8.3%
Chemicals — 8.3%
Ecolab, Inc.	84,393	$12,188,037
Linde PLC	44,278	11,936,906
		24,124,943
Consumer, Cyclical — 14.4%
Apparel — 4.5%
NIKE, Inc. Class B	155,051	12,887,839
Retail — 9.9%
McDonald's Corp.	47,021	10,849,625
The TJX Cos., Inc.	285,857	17,757,437
		28,607,062
		41,494,901
Consumer, Non-cyclical — 37.9%
Beverages — 6.7%
The Coca-Cola Co.	102,739	5,755,439
PepsiCo, Inc.	83,481	13,629,108
		19,384,547
Cosmetics & Personal Care — 8.3%
Colgate-Palmolive Co.	181,433	12,745,668
The Procter & Gamble Co.	89,435	11,291,169
		24,036,837
Health Care – Products — 13.9%
Baxter International, Inc.	123,184	6,634,690
Danaher Corp.	53,881	13,916,924
Medtronic PLC	104,195	8,413,746
Stryker Corp.	55,935	11,329,075
		40,294,435
Health Care – Services — 5.5%
UnitedHealth Group, Inc.	31,339	15,827,448
Pharmaceuticals — 3.5%
Johnson & Johnson	61,922	10,115,578
		$109,658,845

MML Focused Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 18.1%
Diversified Financial Services — 7.6%
American Express Co.	66,605	$8,985,680
Visa, Inc. Class A	72,658	12,907,694
		21,893,374
Insurance — 8.8%
Chubb Ltd.	68,338	12,429,315
Marsh & McLennan Cos., Inc.	86,854	12,966,434
		25,395,749
Real Estate Investment Trusts (REITS) — 1.7%
American Tower Corp.	23,699	5,088,176
		52,377,299
Industrial — 12.7%
Aerospace & Defense — 5.2%
Lockheed Martin Corp.	7,527	2,907,605
Northrop Grumman Corp.	26,025	12,240,078
		15,147,683
Electronics — 4.6%
Honeywell International, Inc.	79,208	13,225,360
Transportation — 2.9%
Union Pacific Corp.	42,431	8,266,407
		36,639,450
Technology — 6.5%
Computers — 3.5%
Accenture PLC Class A	39,210	10,088,733
Software — 3.0%
Microsoft Corp.	37,685	8,776,837
		18,865,570

TOTAL COMMON STOCK (Cost $283,391,469)		283,161,008

TOTAL EQUITIES (Cost $283,391,469)		283,161,008

TOTAL LONG-TERM INVESTMENTS (Cost $283,391,469)		283,161,008

MML Focused Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.1%

Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (a)	$6,002,321	$6,002,321

TOTAL SHORT-TERM INVESTMENTS (Cost $6,002,321)		6,002,321

TOTAL INVESTMENTS — 100.0% (Cost $289,393,790) (b)		289,163,329

Other Assets/(Liabilities) — (0.0)%		(32,179)

NET ASSETS — 100.0%		$289,131,150

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $6,002,736. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 3/30/23, and an aggregate market value, including accrued interest, of $6,122,462.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Foreign Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.3%

COMMON STOCK — 96.3%
Australia — 4.0%
BHP Group Ltd. Sponsored ADR (a)	10,700	$535,428
BHP Group Ltd.	22,900	570,322
Lendlease Corp Ltd.	165,200	934,300
Macquarie Group Ltd.	16,700	1,620,651
Santos Ltd.	417,300	1,890,064
Woodside Energy Group Ltd.	36,504	742,620
		6,293,385
Austria — 0.2%
ams-OSRAM AG (b)	44,600	277,578
Belgium — 3.1%
Anheuser-Busch InBev SA	53,800	2,433,805
Groupe Bruxelles Lambert SA	14,900	1,035,413
KBC Group NV	29,800	1,397,878
		4,867,096
Canada — 0.7%
TFI International, Inc. (a)	12,200	1,104,081
Cayman Islands — 2.8%
CK Asset Holdings Ltd.	294,500	1,767,163
CK Hutchison Holdings Ltd.	481,600	2,644,728
		4,411,891
Finland — 0.7%
Nokia OYJ	245,100	1,046,612
France — 10.3%
Amundi SA (c)	21,400	887,362
Capgemini SE	11,000	1,757,916
Cie de Saint-Gobain	20,000	713,277
Dassault Aviation SA	5,900	670,085
Engie SA	277,800	3,187,433
Rexel SA (b)	38,100	566,683
Sanofi	34,100	2,602,521
Societe Generale SA	40,900	811,507
TotalEnergies SE	52,200	2,457,050
Ubisoft Entertainment SA (b)	19,500	535,367
Veolia Environnement SA	114,012	2,163,166
		16,352,367
Germany — 10.3%
Allianz SE Registered	8,800	1,392,606
BASF SE	47,300	1,833,054
Bayer AG Registered	10,700	493,783

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Deutsche Boerse AG	9,400	$1,547,588
Deutsche Post AG Registered	48,900	1,487,948
HeidelbergCement AG	43,100	1,726,449
Infineon Technologies AG	65,900	1,460,379
SAP SE	29,500	2,431,827
Siemens AG Registered	22,700	2,246,698
Siemens Energy AG (b)	87,700	976,194
Talanx AG (b)	20,700	738,986
		16,335,512
Ireland — 4.2%
AIB Group PLC	572,500	1,378,883
DCC PLC	31,000	1,612,760
Linde PLC	6,700	1,806,253
Smurfit Kappa Group PLC	65,900	1,861,771
		6,659,667
Israel — 1.0%
Check Point Software Technologies Ltd. (b)	14,300	1,601,886
Italy — 0.3%
Prysmian SpA	16,100	461,162
Japan — 19.9%
Astellas Pharma, Inc.	161,600	2,136,087
Denka Co. Ltd.	38,500	846,195
FANUC Corp.	12,200	1,687,722
Fujitsu Ltd.	12,300	1,326,462
Hitachi Ltd.	46,600	1,973,150
Kirin Holdings Co. Ltd.	93,300	1,436,930
Kyocera Corp.	40,000	2,021,946
Nintendo Co. Ltd.	54,000	2,186,604
Olympus Corp.	49,600	954,593
ORIX Corp.	134,200	1,887,386
Rakuten Group, Inc.	269,600	1,156,589
SBI Holdings, Inc.	79,200	1,423,252
Sega Sammy Holdings, Inc.	52,800	719,571
Seven & i Holdings Co. Ltd.	66,800	2,683,286
Sony Group Corp.	40,500	2,606,674
Square Enix Holdings Co. Ltd.	19,700	844,840
Sumitomo Mitsui Financial Group, Inc.	78,100	2,173,338
Toshiba Corp.	40,500	1,442,498
Toyota Industries Corp.	45,500	2,167,897
		31,675,020
Luxembourg — 0.7%
ArcelorMittal SA	60,200	1,203,888
Netherlands — 5.9%
AerCap Holdings NV (b)	37,600	1,591,608
ASML Holding NV	4,000	1,659,165
CNH Industrial NV	134,000	1,495,987
Exor N.V. (b) (d)	10,400	667,406
Heineken Holding NV	28,300	1,932,198
Koninklijke Philips NV	35,779	552,662

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NXP Semiconductor NV	10,300	$1,519,353
		9,418,379
Norway — 0.7%
Aker BP ASA (a)	27,673	793,491
Mowi ASA	31,000	392,808
		1,186,299
Republic of Korea — 1.5%
Samsung Electronics Co. Ltd.	63,400	2,329,527
Singapore — 1.5%
DBS Group Holdings, Ltd.	105,100	2,429,909
Sweden — 2.2%
Essity AB Class B	49,700	981,038
Husqvarna AB Class B	44,900	247,460
Investor AB Class B	77,000	1,122,410
Volvo AB Class B	84,298	1,189,466
		3,540,374
Switzerland — 9.8%
ABB Ltd. Registered	84,000	2,163,082
Alcon, Inc.	8,300	480,653
Cie Financiere Richemont SA Registered	15,300	1,435,649
Nestle SA Registered	26,200	2,836,926
Novartis AG Registered	39,700	3,026,460
Roche Holding AG	9,800	3,195,379
UBS Group AG Registered	164,400	2,374,917
		15,513,066
United Kingdom — 16.5%
Ashtead Group PLC	32,600	1,455,455
Aviva PLC	210,976	906,184
Barratt Developments PLC	135,100	511,757
BP PLC	394,800	1,877,414
Bunzl PLC	39,900	1,214,242
Burberry Group PLC	24,300	484,569
Entain PLC	40,700	488,754
Glencore PLC	295,400	1,559,871
GSK PLC	107,900	1,573,828
Imperial Brands PLC	15,400	317,791
Inchcape PLC	101,900	766,832
Informa PLC	215,300	1,240,361
Kingfisher PLC	179,400	435,797
Legal & General Group PLC	267,700	640,608
Liberty Global PLC Class C (b)	35,500	585,750
Lloyds Banking Group PLC	4,554,600	2,080,834
Melrose Industries PLC	645,190	720,372
Persimmon PLC	61,100	841,160
Reckitt Benckiser Group PLC	34,900	2,306,590
Smith & Nephew PLC	144,800	1,670,535
Tesco PLC	710,805	1,627,544

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Unilever PLC	68,000	$2,991,990
		26,298,238

TOTAL COMMON STOCK (Cost $191,569,646)		153,005,937

TOTAL EQUITIES (Cost $191,569,646)		153,005,937

MUTUAL FUNDS — 0.3%
United States — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	542,891	542,891

TOTAL MUTUAL FUNDS (Cost $542,891)		542,891

TOTAL LONG-TERM INVESTMENTS (Cost $192,112,537)		153,548,828

TOTAL INVESTMENTS — 96.6% (Cost $192,112,537) (f)		153,548,828

Other Assets/(Liabilities) — 3.4%		5,346,196

NET ASSETS — 100.0%		$158,895,024

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $2,220,883 or 1.40% of net assets. The Fund received $1,884,826 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2022, the aggregate market value of these securities amounted to $887,362 or 0.56% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2022, these securities amounted to a value of $667,406 or 0.42% of net assets.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Fundamental Equity Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Basic Materials — 0.8%
Chemicals — 0.8%
Valvoline, Inc.	50,963	$1,291,402
Communications — 13.2%
Internet — 10.6%
Airbnb, Inc. Class A (a)	20,585	2,162,248
Alphabet, Inc. Class A (a)	50,143	4,796,178
Amazon.com, Inc. (a)	41,523	4,692,099
Meta Platforms, Inc. Class A (a)	19,950	2,706,816
Netflix, Inc. (a)	13,673	3,219,171
		17,576,512
Telecommunications — 2.6%
Motorola Solutions, Inc.	10,557	2,364,451
Verizon Communications, Inc.	53,747	2,040,774
		4,405,225
		21,981,737
Consumer, Cyclical — 4.9%
Auto Manufacturers — 1.8%
General Motors Co.	46,797	1,501,716
Tesla, Inc. (a)	5,812	1,541,633
		3,043,349
Home Builders — 0.3%
D.R. Horton, Inc.	6,745	454,276
Retail — 2.8%
AutoZone, Inc. (a)	205	439,096
Dollar General Corp.	5,119	1,227,843
O'Reilly Automotive, Inc. (a)	4,284	3,013,151
		4,680,090
		8,177,715
Consumer, Non-cyclical — 21.9%
Beverages — 4.0%
The Coca-Cola Co.	47,787	2,677,028
Constellation Brands, Inc. Class A	9,299	2,135,794

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PepsiCo, Inc.	11,570	$1,888,918
		6,701,740
Biotechnology — 0.8%
Seagen, Inc. (a)	10,070	1,377,878
Cosmetics & Personal Care — 1.3%
Coty, Inc. Class A (a)	46,530	294,069
The Procter & Gamble Co.	15,079	1,903,724
		2,197,793
Food — 0.7%
Sysco Corp.	16,681	1,179,514
Health Care – Products — 0.2%
The Cooper Cos., Inc.	1,012	267,067
Health Care – Services — 5.8%
HCA Healthcare, Inc.	10,461	1,922,627
Tenet Healthcare Corp. (a)	35,397	1,825,777
UnitedHealth Group, Inc.	11,551	5,833,717
		9,582,121
Household Products & Wares — 0.3%
Church & Dwight Co., Inc.	7,300	521,512
Pharmaceuticals — 8.8%
AstraZeneca PLC Sponsored ADR	50,165	2,751,048
Bayer AG Registered	24,598	1,135,147
Bristol-Myers Squibb Co.	28,275	2,010,070
CVS Health Corp.	34,822	3,320,974
Eli Lilly & Co.	17,068	5,518,938
		14,736,177
		36,563,802
Energy — 5.3%
Oil & Gas — 3.5%
APA Corp.	49,968	1,708,406
Exxon Mobil Corp.	47,131	4,115,007
		5,823,413
Pipelines — 1.8%
Cheniere Energy, Inc.	12,855	2,132,773
Magellan Midstream Partners LP (b)	17,090	811,946
		2,944,719
		8,768,132
Financial — 13.1%
Banks — 3.4%
First Citizens BancShares, Inc. Class A	2,580	2,057,369

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
JP Morgan Chase & Co.	35,134	$3,671,503
		5,728,872
Diversified Financial Services — 3.4%
American Express Co.	19,993	2,697,256
The Charles Schwab Corp.	18,963	1,362,871
Intercontinental Exchange, Inc.	11,240	1,015,534
Rocket Cos., Inc. Class A	103,091	651,535
		5,727,196
Insurance — 3.6%
The Allstate Corp.	21,704	2,702,799
Equitable Holdings, Inc.	126,187	3,325,028
		6,027,827
Real Estate Investment Trusts (REITS) — 2.7%
Prologis, Inc.	43,500	4,419,600
		21,903,495
Industrial — 11.6%
Aerospace & Defense — 1.7%
Lockheed Martin Corp.	2,073	800,779
Raytheon Technologies Corp.	23,902	1,956,618
		2,757,397
Building Materials — 1.4%
Vulcan Materials Co.	15,232	2,402,239
Electronics — 0.9%
Honeywell International, Inc.	8,922	1,489,706
Environmental Controls — 1.2%
Republic Services, Inc.	3,057	415,874
Waste Connections, Inc.	12,050	1,628,317
		2,044,191
Machinery – Diversified — 2.7%
Deere & Co.	7,282	2,431,387
Otis Worldwide Corp.	32,124	2,049,511
		4,480,898
Transportation — 3.7%
Union Pacific Corp.	9,286	1,809,099
United Parcel Service, Inc. Class B	26,830	4,334,118
		6,143,217
		19,317,648
Technology — 24.6%
Computers — 7.0%
Amdocs Ltd.	13,325	1,058,671
Apple, Inc.	72,863	10,069,667

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Crowdstrike Holdings, Inc. Class A (a)	3,439	$566,782
		11,695,120
Semiconductors — 3.8%
Advanced Micro Devices, Inc. (a)	35,044	2,220,388
Applied Materials, Inc.	22,108	1,811,308
QUALCOMM, Inc.	19,670	2,222,317
		6,254,013
Software — 13.8%
Electronic Arts, Inc.	17,471	2,021,569
Fiserv, Inc. (a)	25,047	2,343,648
Manhattan Associates, Inc. (a)	7,989	1,062,777
Microsoft Corp.	50,687	11,805,002
MongoDB, Inc. (a)	1,971	391,362
ServiceNow, Inc. (a)	3,454	1,304,265
Synopsys, Inc. (a)	3,804	1,162,160
VMware, Inc. Class A	27,905	2,970,766
		23,061,549
		41,010,682
Utilities — 2.9%
Electric — 2.9%
FirstEnergy Corp.	83,941	3,105,817
The Southern Co.	24,587	1,671,916
		4,777,733

TOTAL COMMON STOCK (Cost $173,418,013)		163,792,346

TOTAL EQUITIES (Cost $173,418,013)		163,792,346

TOTAL LONG-TERM INVESTMENTS (Cost $173,418,013)		163,792,346

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (c)	$3,311,502	$3,311,502

TOTAL SHORT-TERM INVESTMENTS (Cost $3,311,502)		3,311,502

TOTAL INVESTMENTS — 100.3% (Cost $176,729,515) (d)		167,103,848

Other Assets/(Liabilities) — (0.3)%		(456,943)

NET ASSETS — 100.0%		$166,646,905

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership
(c)	Maturity value of $3,311,731. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 3/30/23, and an aggregate market value, including accrued interest, of $3,377,812.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Fundamental Value Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Basic Materials — 2.9%
Chemicals — 2.9%
Axalta Coating Systems Ltd. (a)	61,264	$1,290,220
DuPont de Nemours, Inc.	45,715	2,304,036
Olin Corp.	20,480	878,182
		4,472,438
Communications — 7.5%
Internet — 4.1%
Alphabet, Inc. Class A (a)	40,487	3,872,582
Meta Platforms, Inc. Class A (a)	17,777	2,411,983
		6,284,565
Telecommunications — 3.4%
Cisco Systems, Inc.	71,545	2,861,800
T-Mobile US, Inc. (a)	17,396	2,334,021
		5,195,821
		11,480,386
Consumer, Cyclical — 3.8%
Distribution & Wholesale — 0.7%
LKQ Corp.	24,441	1,152,393
Home Furnishing — 0.5%
Sony Group Corp. Sponsored ADR	10,911	698,850
Retail — 2.6%
AutoZone, Inc. (a)	1,856	3,975,422
		5,826,665
Consumer, Non-cyclical — 28.9%
Beverages — 2.7%
Coca-Cola Europacific Partners PLC	27,125	1,156,067
Keurig Dr Pepper, Inc.	85,096	3,048,139
		4,204,206
Commercial Services — 3.0%
FleetCor Technologies, Inc. (a)	7,596	1,338,187
Global Payments, Inc.	13,091	1,414,483

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United Rentals, Inc. (a)	6,669	$1,801,430
		4,554,100
Food — 0.6%
US Foods Holding Corp. (a)	34,084	901,181
Health Care – Products — 0.9%
Avantor, Inc. (a)	69,845	1,368,962
Health Care – Services — 4.8%
Centene Corp. (a)	39,703	3,089,290
ICON PLC (a)	6,896	1,267,347
UnitedHealth Group, Inc.	6,039	3,049,937
		7,406,574
Pharmaceuticals — 16.9%
AbbVie, Inc.	20,513	2,753,050
AmerisourceBergen Corp.	11,871	1,606,502
Bristol-Myers Squibb Co.	44,891	3,191,301
Cigna Corp.	13,069	3,626,255
CVS Health Corp.	37,636	3,589,345
Johnson & Johnson	38,447	6,280,702
McKesson Corp.	2,031	690,276
Novartis AG Sponsored ADR	11,349	862,638
Sanofi ADR	84,524	3,213,603
		25,813,672
		44,248,695
Energy — 12.7%
Oil & Gas — 11.4%
Canadian Natural Resources Ltd. (b)	42,193	1,964,928
Cenovus Energy, Inc. (b)	102,750	1,579,267
ConocoPhillips	54,211	5,547,954
Devon Energy Corp.	30,623	1,841,361
EOG Resources, Inc.	11,877	1,327,017
Marathon Petroleum Corp.	27,048	2,686,678
Pioneer Natural Resources Co.	11,677	2,528,421
		17,475,626
Oil & Gas Services — 1.3%
Schlumberger NV	53,799	1,931,384
		19,407,010
Financial — 18.3%
Banks — 9.2%
Bank of America Corp.	67,236	2,030,527
The Goldman Sachs Group, Inc.	7,248	2,124,026
JP Morgan Chase & Co.	49,445	5,167,003
Truist Financial Corp.	33,597	1,462,813
Wells Fargo & Co.	81,444	3,275,678
		14,060,047

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 3.4%
Capital One Financial Corp.	7,032	$648,139
The Charles Schwab Corp.	50,932	3,660,483
Intercontinental Exchange, Inc.	10,097	912,264
		5,220,886
Insurance — 5.7%
The Allstate Corp.	5,627	700,730
Berkshire Hathaway, Inc. Class B (a)	18,445	4,925,184
Chubb Ltd.	9,785	1,779,696
Everest Re Group Ltd.	4,910	1,288,581
		8,694,191
		27,975,124
Industrial — 11.8%
Aerospace & Defense — 2.2%
General Dynamics Corp.	7,236	1,535,262
Howmet Aerospace, Inc.	57,066	1,765,052
		3,300,314
Building Materials — 2.1%
CRH PLC Sponsored ADR (b)	38,222	1,231,895
Masco Corp.	23,019	1,074,757
Mohawk Industries, Inc. (a)	10,617	968,164
		3,274,816
Electronics — 1.1%
Allegion PLC	9,083	814,563
Fortive Corp.	16,182	943,411
		1,757,974
Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	6,748	1,107,212
Machinery – Diversified — 3.3%
Deere & Co.	5,893	1,967,614
Dover Corp.	6,288	733,055
Otis Worldwide Corp.	22,128	1,411,766
Westinghouse Air Brake Technologies Corp.	11,146	906,727
		5,019,162
Miscellaneous - Manufacturing — 1.3%
Eaton Corp. PLC	14,446	1,926,519
Transportation — 1.1%
Union Pacific Corp.	8,431	1,642,527
		18,028,524
Technology — 9.5%
Computers — 1.7%
Cognizant Technology Solutions Corp. Class A	25,156	1,444,961

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Leidos Holdings, Inc.	14,255	$1,246,885
		2,691,846
Semiconductors — 5.4%
Applied Materials, Inc.	14,929	1,223,133
Lam Research Corp.	1,340	490,440
Microchip Technology, Inc.	22,154	1,352,059
Micron Technology, Inc.	23,696	1,187,169
NXP Semiconductor NV	3,874	571,454
Qorvo, Inc. (a)	11,587	920,124
QUALCOMM, Inc.	22,597	2,553,009
		8,297,388
Software — 2.4%
Activision Blizzard, Inc.	7,449	553,758
Fidelity National Information Services, Inc.	24,921	1,883,280
SS&C Technologies Holdings, Inc	24,585	1,173,934
		3,610,972
		14,600,206
Utilities — 2.7%
Electric — 2.7%
CenterPoint Energy, Inc.	58,144	1,638,498
Dominion Energy, Inc.	20,987	1,450,411
FirstEnergy Corp.	26,871	994,228
		4,083,137

TOTAL COMMON STOCK (Cost $139,134,602)		150,122,185

TOTAL EQUITIES (Cost $139,134,602)		150,122,185

MUTUAL FUNDS — 2.4%
Diversified Financial Services — 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	3,596,687	3,596,687

TOTAL MUTUAL FUNDS (Cost $3,596,687)		3,596,687

TOTAL LONG-TERM INVESTMENTS (Cost $142,731,289)		153,718,872

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (d)	$2,819,113	$2,819,113

TOTAL SHORT-TERM INVESTMENTS (Cost $2,819,113)		2,819,113

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 102.3% (Cost $145,550,402) (e)		$156,537,985

Other Assets/(Liabilities) — (2.3)%		(3,553,108)

NET ASSETS — 100.0%		$152,984,877

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $4,725,645 or 3.09% of net assets. The Fund received $1,253,446 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $2,819,308. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 3/30/23, and an aggregate market value, including accrued interest, of $2,875,520.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Global Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Austria — 0.3%
Erste Group Bank AG	14,738	$322,749
Canada — 4.0%
Canadian National Railway Co.	21,457	2,317,141
Canadian Pacific Railway Ltd. (a)	39,771	2,653,521
		4,970,662
Denmark — 0.5%
Carlsberg A/S Class B	5,640	658,072
France — 10.7%
Air Liquide SA	8,878	1,010,909
Danone SA	40,848	1,924,630
EssilorLuxottica SA	3,436	465,563
Hermes International	394	463,091
Legrand SA	19,563	1,263,944
LVMH Moet Hennessy Louis Vuitton SE	4,962	2,916,838
Pernod Ricard SA	10,745	1,964,003
Schneider Electric SE	29,427	3,301,442
		13,310,420
Germany — 3.9%
Bayer AG Registered	28,998	1,338,198
Brenntag SE	9,164	559,191
Deutsche Boerse AG	4,480	737,574
Merck KGaA	10,990	1,793,606
MTU Aero Engines AG	3,105	468,555
		4,897,124
Ireland — 10.9%
Accenture PLC Class A	12,355	3,178,942
Aon PLC Class A	6,810	1,824,195
Linde PLC (b)	9,776	2,673,412
Linde PLC	2,148	579,079
Medtronic PLC	39,765	3,211,024
Willis Towers Watson PLC	10,417	2,093,192
		13,559,844
Israel — 1.0%
Check Point Software Technologies Ltd. (b)	11,053	1,238,157
Japan — 1.9%
Hoya Corp.	5,800	557,640
Kubota Corp.	92,600	1,284,099

MML Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Olympus Corp.	25,700	$494,618
		2,336,357
Mexico — 0.3%
Grupo Financiero Banorte SAB de CV Class O	55,381	354,761
Netherlands — 2.5%
Akzo Nobel NV	16,742	944,184
Heineken NV	22,300	1,954,963
Wolters Kluwer NV	1,856	180,702
		3,079,849
Republic of Korea — 0.8%
Samsung Electronics Co. Ltd.	26,179	961,904
Spain — 0.7%
Aena SME SA (b) (c)	8,348	863,791
Sweden — 1.3%
Essity AB Class B	83,175	1,641,808
Switzerland — 8.9%
Adecco Group AG Registered	9,916	272,295
Cie Financiere Richemont SA Registered	19,140	1,795,969
Julius Baer Group Ltd. (b)	10,542	458,718
Nestle SA Registered	28,386	3,073,625
Roche Holding AG	11,372	3,707,943
Sonova Holding AG Registered	1,731	380,664
UBS Group AG Registered	97,080	1,402,415
		11,091,629
United Kingdom — 7.3%
Aptiv PLC (b)	5,613	438,993
Burberry Group PLC	42,946	856,391
Compass Group PLC	34,424	688,109
Diageo PLC	66,772	2,798,798
London Stock Exchange Group PLC	9,625	811,614
Reckitt Benckiser Group PLC	27,292	1,803,767
Rolls-Royce Holdings PLC (b)	589,470	453,005
Whitbread PLC	17,236	440,130
WPP PLC	91,421	756,550
		9,047,357
United States — 43.7%
3M Co.	11,816	1,305,668
Abbott Laboratories	19,845	1,920,202
Alphabet, Inc. Class A (b)	16,283	1,557,469
American Express Co.	11,836	1,596,795
Amphenol Corp. Class A	13,129	879,118
Boston Scientific Corp. (b)	55,432	2,146,881
Carrier Global Corp.	8,980	319,329
The Charles Schwab Corp.	33,444	2,403,620
Cognizant Technology Solutions Corp. Class A	22,572	1,296,536
Colgate-Palmolive Co.	11,789	828,177
Comcast Corp. Class A	92,334	2,708,156
The Cooper Cos., Inc.	3,893	1,027,363

MML Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
eBay, Inc.	23,928	$880,790
Equifax, Inc.	8,738	1,497,955
Fidelity National Information Services, Inc.	21,999	1,662,464
Fiserv, Inc. (b)	20,685	1,935,496
The Goldman Sachs Group, Inc.	8,355	2,448,433
Honeywell International, Inc.	15,858	2,647,810
International Flavors & Fragrances, Inc.	15,697	1,425,759
Liberty Broadband Corp. Class C (b)	20,748	1,531,202
Marriott International, Inc. Class A	5,457	764,744
Microchip Technology, Inc.	10,730	654,852
Omnicom Group, Inc.	5,065	319,551
Oracle Corp.	31,171	1,903,613
Otis Worldwide Corp.	10,396	663,265
PayPal Holdings, Inc. (b)	7,342	631,926
PPG Industries, Inc.	12,837	1,420,928
Stryker Corp.	10,696	2,166,368
Thermo Fisher Scientific, Inc.	7,881	3,997,164
Union Pacific Corp.	6,237	1,215,092
United Parcel Service, Inc. Class B	8,345	1,348,051
Visa, Inc. Class A	20,754	3,686,948
The Walt Disney Co. (b)	18,831	1,776,328
Waters Corp. (b)	3,848	1,037,152
Zimmer Biomet Holdings, Inc.	6,964	728,086
		54,333,291

TOTAL COMMON STOCK (Cost $124,045,610)		122,667,775

TOTAL EQUITIES (Cost $124,045,610)		122,667,775

MUTUAL FUNDS — 1.5%
United States — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	1,865,477	1,865,477

TOTAL MUTUAL FUNDS (Cost $1,865,477)		1,865,477

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (b)	105,484	47,039

TOTAL WARRANTS (Cost $0)		47,039

TOTAL LONG-TERM INVESTMENTS (Cost $125,911,087)		124,580,291

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (e)	$967,743	$967,743

MML Global Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $967,743)		$967,743

TOTAL INVESTMENTS — 101.0% (Cost $126,878,830) (f)		125,548,034

Other Assets/(Liabilities) — (1.0)%		(1,293,313)

NET ASSETS — 100.0%		$124,254,721

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $1,823,658 or 1.47% of net assets. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2022, the aggregate market value of these securities amounted to $863,791 or 0.70% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $967,810. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 3/30/23, and an aggregate market value, including accrued interest, of $987,120.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Income & Growth Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Basic Materials — 7.7%
Chemicals — 7.7%
Air Products & Chemicals, Inc.	23,729	$5,522,450
Axalta Coating Systems Ltd. (a)	68,748	1,447,833
DuPont de Nemours, Inc.	59,006	2,973,903
Element Solutions, Inc.	79,007	1,285,444
International Flavors & Fragrances, Inc.	44,946	4,082,445
		15,312,075
Communications — 2.7%
Media — 1.8%
Altice USA, Inc. Class A (a)	61,441	358,201
Comcast Corp. Class A	108,933	3,195,005
		3,553,206
Telecommunications — 0.9%
T-Mobile US, Inc. (a)	14,390	1,930,706
		5,483,912
Consumer, Cyclical — 5.7%
Entertainment — 1.0%
Marriott Vacations Worldwide Corp.	6,557	799,036
SeaWorld Entertainment, Inc. (a)	26,412	1,202,010
		2,001,046
Food Services — 0.7%
Aramark	47,664	1,487,117
Lodging — 1.3%
Las Vegas Sands Corp. (a)	46,470	1,743,555
MGM Resorts International	29,732	883,635
		2,627,190
Retail — 2.7%
Advance Auto Parts, Inc.	18,061	2,823,657
Dollar General Corp.	8,150	1,954,859

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lithia Motors, Inc.	2,799	$600,525
		5,379,041
		11,494,394
Consumer, Non-cyclical — 28.7%
Agriculture — 2.5%
Philip Morris International, Inc.	61,142	5,075,397
Beverages — 2.4%
Coca-Cola Europacific Partners PLC	71,784	3,059,434
Molson Coors Beverage Co. Class B	38,097	1,828,275
		4,887,709
Biotechnology — 0.4%
Corteva, Inc.	14,423	824,275
Commercial Services — 0.1%
PROG Holdings, Inc. (a)	18,286	273,924
Cosmetics & Personal Care — 1.0%
The Procter & Gamble Co.	14,953	1,887,816
Health Care – Products — 3.7%
Envista Holdings Corp. (a)	31,821	1,044,047
Hologic, Inc. (a)	18,546	1,196,588
LivaNova PLC (a)	17,752	901,269
Medtronic PLC	51,572	4,164,439
		7,306,343
Health Care – Services — 6.0%
Elevance Health, Inc.	4,866	2,210,332
Humana, Inc.	6,775	3,287,162
UnitedHealth Group, Inc.	13,035	6,583,197
		12,080,691
Pharmaceuticals — 12.6%
Becton Dickinson and Co.	9,997	2,227,632
Cigna Corp.	19,567	5,429,255
CVS Health Corp.	53,636	5,115,265
Johnson & Johnson	10,903	1,781,114
Merck & Co., Inc.	87,151	7,505,444
Perrigo Co. PLC	85,660	3,054,636
		25,113,346
		57,449,501
Energy — 9.4%
Oil & Gas — 7.3%
Hess Corp.	50,487	5,502,578
Phillips 66	71,072	5,736,932
Pioneer Natural Resources Co.	9,860	2,134,986

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Valero Energy Corp.	11,987	$1,280,811
		14,655,307
Oil & Gas Services — 0.6%
Halliburton Co.	49,756	1,224,993
Pipelines — 1.5%
Enbridge, Inc.	80,560	2,988,776
		18,869,076
Financial — 19.8%
Banks — 8.4%
JP Morgan Chase & Co.	29,268	3,058,506
M&T Bank Corp.	11,899	2,098,032
Northern Trust Corp.	38,081	3,258,210
US Bancorp	83,276	3,357,688
Wells Fargo & Co.	123,938	4,984,787
		16,757,223
Diversified Financial Services — 0.8%
AerCap Holdings NV (a)	18,884	799,360
American Express Co.	6,616	892,564
		1,691,924
Insurance — 7.8%
The Allstate Corp.	41,959	5,225,154
American International Group, Inc.	30,729	1,459,013
Axis Capital Holdings Ltd.	21,227	1,043,307
Berkshire Hathaway, Inc. Class B (a)	5,866	1,566,339
Chubb Ltd.	26,126	4,751,797
Willis Towers Watson PLC	8,077	1,622,993
		15,668,603
Real Estate — 0.3%
The Howard Hughes Corp. (a)	12,128	671,770
Real Estate Investment Trusts (REITS) — 2.5%
Corporate Office Properties Trust	109,459	2,542,732
VICI Properties, Inc.	78,886	2,354,747
		4,897,479
		39,686,999
Industrial — 12.4%
Aerospace & Defense — 3.9%
General Dynamics Corp.	12,251	2,599,295
Raytheon Technologies Corp.	63,257	5,178,218
		7,777,513
Building Materials — 0.9%
MDU Resources Group, Inc.	66,722	1,824,847

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 1.3%
AECOM	23,607	$1,614,011
Jacobs Solutions, Inc.	9,125	989,971
		2,603,982
Hand & Machine Tools — 1.4%
Stanley Black & Decker, Inc.	37,130	2,792,547
Machinery – Construction & Mining — 1.5%
BWX Technologies, Inc.	30,535	1,538,048
Vertiv Holdings Co.	149,941	1,457,426
		2,995,474
Machinery – Diversified — 2.5%
Deere & Co.	15,065	5,030,053
Transportation — 0.9%
J.B. Hunt Transport Services, Inc.	10,922	1,708,419
		24,732,835
Technology — 6.8%
Computers — 1.3%
CACI International, Inc. Class A (a)	5,543	1,447,056
Cognizant Technology Solutions Corp. Class A	20,205	1,160,575
		2,607,631
Semiconductors — 1.9%
Broadcom, Inc.	3,035	1,347,570
Microchip Technology, Inc.	17,850	1,089,385
QUALCOMM, Inc.	11,470	1,295,881
		3,732,836
Software — 3.6%
Electronic Arts, Inc.	14,401	1,666,340
Fidelity National Information Services, Inc.	18,069	1,365,474
Oracle Corp.	69,328	4,233,861
		7,265,675
		13,606,142
Utilities — 5.0%
Electric — 5.0%
CenterPoint Energy, Inc.	54,995	1,549,759
Entergy Corp.	38,510	3,875,261
Exelon Corp.	35,511	1,330,242

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pinnacle West Capital Corp.	50,439	$3,253,820
		10,009,082

TOTAL COMMON STOCK (Cost $186,154,322)		196,644,016

TOTAL EQUITIES (Cost $186,154,322)		196,644,016

TOTAL LONG-TERM INVESTMENTS (Cost $186,154,322)		196,644,016

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (b)	$3,347,244	3,347,244

TOTAL SHORT-TERM INVESTMENTS (Cost $3,347,244)		3,347,244

TOTAL INVESTMENTS — 99.9% (Cost $189,501,566) (c)		199,991,260

Other Assets/(Liabilities) — 0.1%		204,632

NET ASSETS — 100.0%		$200,195,892

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $3,347,476. Collateralized by U.S. Government Agency obligations with rates ranging from 0.000% - 3.500%, maturity dates ranging from 3/30/23 - 9/15/25, and an aggregate market value, including accrued interest, of $3,414,247.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML International Equity Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.2%
Australia — 0.4%
Brambles Ltd.	33,240	$241,177
Orica Ltd.	58,686	492,717
		733,894
Belgium — 0.9%
Anheuser-Busch InBev SA	21,400	968,093
KBC Group NV	16,013	751,149
		1,719,242
Canada — 3.7%
Canadian National Railway Co.	20,601	2,224,702
Intact Financial Corp.	7,986	1,130,187
Open Text Corp.	28,900	763,846
Restaurant Brands International, Inc.	6,700	356,306
Suncor Energy, Inc.	31,381	883,716
The Toronto-Dominion Bank	23,338	1,431,350
		6,790,107
Cayman Islands — 2.1%
Alibaba Group Holding Ltd. (a)	119,140	1,195,081
NetEase, Inc.	43,900	666,650
Tencent Holdings Ltd.	34,800	1,175,265
Trip.com Group Ltd. (a)	6,600	180,293
Vipshop Holdings Ltd. ADR (a)	70,464	592,602
		3,809,891
Denmark — 2.6%
Carlsberg A/S Class B	9,884	1,153,260
DSV A/S	5,180	600,394
Novo Nordisk A/S Class B	29,553	2,945,666
		4,699,320
Finland — 0.3%
UPM-Kymmene OYJ	14,100	448,061
France — 17.6%
Accor SA (a)	53,200	1,110,746
Air Liquide SA	28,242	3,215,826
BNP Paribas SA	44,776	1,890,324
Capgemini SE	21,293	3,402,846
Cie de Saint-Gobain	23,266	829,755
Cie Generale des Etablissements Michelin SCA	35,739	796,226
Danone SA	14,600	687,906
Dassault Systemes SE	22,681	779,630
Edenred	12,100	556,154

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Engie SA	143,096	$1,641,861
EssilorLuxottica SA	13,771	1,865,910
Kering SA	1,740	769,461
L'Oreal SA	3,421	1,089,308
Legrand SA	16,326	1,054,805
LVMH Moet Hennessy Louis Vuitton SE	5,350	3,144,917
Pernod Ricard SA	13,539	2,474,699
Publicis Groupe SA	22,751	1,076,528
Schneider Electric SE	32,073	3,598,299
Valeo	51,586	775,357
Worldline SA (a) (b)	36,100	1,411,696
		32,172,254
Germany — 15.0%
adidas AG	9,100	1,056,060
Allianz SE Registered	9,595	1,518,415
Bayer AG Registered	71,781	3,312,544
Bayerische Motoren Werke AG	22,755	1,555,740
Beiersdorf AG	23,995	2,374,443
Continental AG	27,720	1,245,418
Daimler Truck Holding AG (a)	47,449	1,085,914
Deutsche Boerse AG	16,376	2,696,096
Fresenius Medical Care AG & Co. KGaA	20,000	568,459
Fresenius SE & Co. KGaA	54,200	1,160,924
Henkel AG & Co. KGaA	16,100	918,964
Mercedes-Benz Group AG	32,798	1,677,213
Merck KGaA	15,559	2,539,282
MTU Aero Engines AG	4,321	652,054
SAP SE	41,169	3,393,759
Siemens AG Registered	11,140	1,102,565
thyssenkrupp AG (a)	137,574	587,818
		27,445,668
Hong Kong — 1.5%
AIA Group Ltd.	331,800	2,754,788
India — 0.6%
Axis Bank Ltd.	42,382	379,441
HDFC Bank Ltd. ADR	11,690	682,930
		1,062,371
Ireland — 2.2%
Linde PLC (a)	6,369	1,741,711
Ryanair Holdings PLC Sponsored ADR (a)	37,595	2,196,300
		3,938,011
Israel — 1.0%
Check Point Software Technologies Ltd. (a)	16,144	1,808,451
Italy — 2.5%
Eni SpA	120,847	1,283,842
Intesa Sanpaolo SpA	1,948,940	3,207,795
Intesa Sanpaolo SpA	12,000	19,820
		4,511,457

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Japan — 10.8%
Daikin Industries Ltd.	14,200	$2,194,185
Denso Corp. (c)	21,800	995,038
Fujitsu Ltd.	400	43,626
Hitachi Ltd. (c)	63,000	2,667,563
Hoya Corp.	17,600	1,692,150
Koito Manufacturing Co. Ltd.	47,600	652,327
Komatsu Ltd.	28,800	520,817
Kose Corp.	10,800	1,099,394
Kubota Corp.	112,900	1,565,602
Kyocera Corp.	33,700	1,703,490
Olympus Corp.	97,800	1,882,242
Shin-Etsu Chemical Co. Ltd.	6,400	635,543
SMC Corp.	2,800	1,129,584
Sony Group Corp.	23,200	1,493,206
Terumo Corp.	54,500	1,537,912
		19,812,679
Mexico — 0.2%
Grupo Televisa SAB Sponsored ADR	71,800	386,284
Netherlands — 4.5%
CNH Industrial NV	109,953	1,227,524
Exor N.V. (a) (e)	20,920	1,342,513
ING Groep NV	132,546	1,136,491
Koninklijke Philips NV	49,244	760,650
Prosus NV (a)	29,123	1,517,714
QIAGEN NV (a)	29,924	1,259,254
Randstad NV (c)	23,579	1,019,625
		8,263,771
Portugal — 0.5%
Galp Energia SGPS SA	91,005	872,188
Republic of Korea — 0.4%
NAVER Corp.	5,200	693,037
Singapore — 1.0%
DBS Group Holdings, Ltd.	81,500	1,884,277
Spain — 0.9%
Amadeus IT Group SA (a)	37,269	1,725,143
Sweden — 1.4%
Hennes & Mauritz AB Class B (c)	87,764	811,117
SKF AB Class B	69,800	933,362
Volvo AB Class B	52,170	736,132
		2,480,611
Switzerland — 13.7%
Cie Financiere Richemont SA Registered	25,987	2,438,446
Credit Suisse Group AG Registered (a)	323,219	1,273,841
Holcim AG (a)	27,459	1,120,265
Julius Baer Group Ltd. (a)	20,418	888,456
Nestle SA Registered	47,322	5,124,008
Novartis AG Registered	35,377	2,696,904
Roche Holding AG	15,278	4,981,530

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Schindler Holding AG	1,965	$304,808
Sika AG Registered	5,394	1,080,139
The Swatch Group AG	2,415	542,360
UBS Group AG Registered	178,038	2,571,931
Zurich Insurance Group AG	5,086	2,021,809
		25,044,497
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	24,271	1,664,020
United Kingdom — 12.9%
Ashtead Group PLC	12,700	567,003
Compass Group PLC	144,773	2,893,898
Diageo PLC	54,202	2,271,917
Experian PLC	70,982	2,080,994
Glencore PLC	224,344	1,184,657
Informa PLC	96,300	554,792
Liberty Global PLC Class A (a)	43,500	678,165
Lloyds Banking Group PLC	3,772,484	1,723,513
London Stock Exchange Group PLC	14,148	1,193,009
Prudential PLC	187,986	1,846,977
Reckitt Benckiser Group PLC	24,126	1,594,521
RELX PLC	86,197	2,104,295
Rio Tinto PLC	22,473	1,217,217
Rolls-Royce Holdings PLC (a)	859,394	660,441
Schroders PLC	206,617	894,543
Smiths Group PLC	21,259	356,291
Tesco PLC	454,257	1,040,121
WPP PLC	95,192	787,757
		23,650,111
United States — 0.6%
Yum China Holdings, Inc.	23,949	1,133,506

TOTAL COMMON STOCK (Cost $240,548,003)		179,503,639

PREFERRED STOCK — 0.4%
Republic of Korea — 0.4%
Samsung Electronics Co. Ltd. 1.760%	24,000	780,924

TOTAL PREFERRED STOCK (Cost $1,328,232)		780,924

TOTAL EQUITIES (Cost $241,876,235)		180,284,563

MUTUAL FUNDS — 1.1%
United States — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	1,946,139	1,946,139

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL MUTUAL FUNDS (Cost $1,946,139)		$1,946,139

TOTAL LONG-TERM INVESTMENTS (Cost $243,822,374)		182,230,702

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%

Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (f)	$2,108,048	$2,108,048

TOTAL SHORT-TERM INVESTMENTS (Cost $2,108,048)		2,108,048

TOTAL INVESTMENTS — 100.8% (Cost $245,930,422) (g)		184,338,750

Other Assets/(Liabilities) — (0.8)%		(1,471,882)

NET ASSETS — 100.0%		$182,866,868

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2022, the aggregate market value of these securities amounted to $1,411,696 or 0.77% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $3,505,083 or 1.92% of net assets. The Fund received $1,740,190 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2022, these securities amounted to a value of $1,342,513 or 0.73% of net assets.
(f)	Maturity value of $2,108,194. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 3/30/23, and an aggregate market value, including accrued interest, of $2,150,239.
(g)	See Note 3 for aggregate cost for federal tax purposes.

MML Large Cap Growth Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Communications — 27.9%
Internet — 22.8%
Alibaba Group Holding Ltd. Sponsored ADR (a)	25,460	$2,036,545
Alphabet, Inc. Class A (a)	52,400	5,012,060
Alphabet, Inc. Class C (a)	49,879	4,795,866
Amazon.com, Inc. (a)	74,460	8,413,980
Meta Platforms, Inc. Class A (a)	44,974	6,102,072
Netflix, Inc. (a)	22,060	5,193,807
Shopify, Inc. Class A (a)	65,721	1,770,524
		33,324,854
Media — 5.1%
FactSet Research Systems, Inc.	7,925	3,170,872
The Walt Disney Co. (a)	45,383	4,280,978
		7,451,850
		40,776,704
Consumer, Cyclical — 8.2%
Auto Manufacturers — 3.5%
Tesla, Inc. (a)	19,148	5,079,007
Retail — 4.7%
Starbucks Corp.	42,408	3,573,298
Yum China Holdings, Inc.	24,152	1,143,114
Yum! Brands, Inc.	20,786	2,210,383
		6,926,795
		12,005,802
Consumer, Non-cyclical — 24.2%
Beverages — 4.0%
Monster Beverage Corp. (a)	67,593	5,877,887
Biotechnology — 9.0%
Illumina, Inc. (a)	15,282	2,915,652
Regeneron Pharmaceuticals, Inc. (a)	7,186	4,950,220
Vertex Pharmaceuticals, Inc. (a)	18,133	5,250,229
		13,116,101
Commercial Services — 2.7%
Block, Inc. (a)	28,126	1,546,649

MML Large Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PayPal Holdings, Inc. (a)	28,526	$2,455,233
		4,001,882
Health Care – Products — 1.2%
Intuitive Surgical, Inc. (a)	9,254	1,734,570
Pharmaceuticals — 7.3%
Novartis AG Sponsored ADR	61,860	4,701,979
Novo Nordisk A/S Sponsored ADR	22,576	2,249,247
Roche Holding AG Sponsored ADR	90,146	3,661,730
		10,612,956
		35,343,396
Financial — 7.7%
Diversified Financial Services — 7.7%
SEI Investments Co.	45,080	2,211,174
Visa, Inc. Class A	50,507	8,972,569
		11,183,743
		11,183,743
Industrial — 7.8%
Aerospace & Defense — 4.4%
The Boeing Co. (a)	52,418	6,346,771
Machinery – Diversified — 1.8%
Deere & Co.	7,989	2,667,447
Transportation — 1.6%
Expeditors International of Washington, Inc.	27,093	2,392,583
		11,406,801
Technology — 23.3%
Semiconductors — 6.3%
NVIDIA Corp.	49,456	6,003,464
QUALCOMM, Inc.	29,080	3,285,458
		9,288,922
Software — 17.0%
Autodesk, Inc. (a)	30,295	5,659,106
Microsoft Corp.	32,435	7,554,112
Oracle Corp.	91,110	5,564,088
Salesforce, Inc. (a)	30,620	4,404,381

MML Large Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Workday, Inc. Class A (a)	10,556	$1,606,834
		24,788,521
		34,077,443

TOTAL COMMON STOCK (Cost $156,959,993)		144,793,889

TOTAL EQUITIES (Cost $156,959,993)		144,793,889

TOTAL LONG-TERM INVESTMENTS (Cost $156,959,993)		144,793,889

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (b)	$1,288,243	$1,288,243

TOTAL SHORT-TERM INVESTMENTS (Cost $1,288,243)		1,288,243

TOTAL INVESTMENTS — 100.0% (Cost $158,248,236) (c)		146,082,132

Other Assets/(Liabilities) — (0.0)%		(53,912)

NET ASSETS — 100.0%		$146,028,220

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $1,288,332. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 9/15/25, and an aggregate market value, including accrued interest, of $1,314,044.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Managed Volatility Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.2%

COMMON STOCK — 94.2%
Basic Materials — 1.9%
Chemicals — 1.6%
Air Products & Chemicals, Inc. (a)	715	$166,402
Albemarle Corp. (a)	367	97,050
Celanese Corp. (a)	307	27,734
CF Industries Holdings, Inc. (a)	654	62,948
Dow, Inc. (a)	2,337	102,664
DuPont de Nemours, Inc. (a)	1,606	80,942
Eastman Chemical Co. (a)	421	29,912
Ecolab, Inc. (a)	799	115,392
FMC Corp. (a)	432	45,662
International Flavors & Fragrances, Inc. (a)	794	72,119
Linde PLC (a)	1,590	428,648
LyondellBasell Industries NV Class A (a)	766	57,665
The Mosaic Co. (a)	1,085	52,438
PPG Industries, Inc. (a)	760	84,124
The Sherwin-Williams Co. (a)	755	154,586
		1,578,286
Forest Products & Paper — 0.0%
International Paper Co. (a)	1,124	35,631
Iron & Steel — 0.1%
Nucor Corp. (a)	835	89,337
Mining — 0.2%
Freeport-McMoRan, Inc. (a)	4,545	124,215
Newmont Corp. (a)	2,554	107,344
		231,559
		1,934,813
Communications — 11.8%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. (a)	1,250	32,000
Omnicom Group, Inc. (a)	699	44,100
		76,100
Internet — 8.5%
Alphabet, Inc. Class A (a) (b)	19,088	1,825,767
Alphabet, Inc. Class C (a) (b)	17,119	1,645,992
Amazon.com, Inc. (a) (b)	28,262	3,193,606
Booking Holdings, Inc. (a) (b)	129	211,974
CDW Corp. (a)	445	69,456
eBay, Inc. (a)	1,792	65,963

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Etsy, Inc. (a) (b)	397	$39,752
Expedia Group, Inc. (a) (b)	508	47,594
F5, Inc. (a) (b)	212	30,683
Match Group, Inc. (a) (b)	941	44,933
Meta Platforms, Inc. Class A (a) (b)	7,285	988,429
Netflix, Inc. (a) (b)	1,407	331,264
NortonLifeLock, Inc. (a)	1,956	39,394
Twitter, Inc. (a) (b)	2,135	93,598
VeriSign, Inc. (a) (b)	313	54,368
		8,682,773
Media — 1.3%
Charter Communications, Inc. Class A (a) (b)	352	106,779
Comcast Corp. Class A (a)	14,169	415,577
DISH Network Corp. Class A (a) (b)	884	12,226
FactSet Research Systems, Inc. (a)	130	52,014
Fox Corp. Class A (a)	576	17,672
Fox Corp. Class B (a)	818	23,313
News Corp. Class A (a)	837	12,647
News Corp. Class B (a)	716	11,041
Paramount Global Class B (a)	1,595	30,369
The Walt Disney Co. (a) (b)	5,770	544,284
Warner Bros Discovery, Inc. (a) (b)	6,963	80,074
		1,305,996
Telecommunications — 1.9%
Arista Networks, Inc. (a) (b)	772	87,151
AT&T, Inc. (a)	22,652	347,482
Cisco Systems, Inc. (a)	13,149	525,960
Corning, Inc. (a)	2,489	72,231
Juniper Networks, Inc. (a)	1,049	27,400
Lumen Technologies, Inc. (a)	3,054	22,233
Motorola Solutions, Inc. (a)	548	122,736
T-Mobile US, Inc. (a) (b)	1,914	256,801
Verizon Communications, Inc. (a)	13,293	504,735
		1,966,729
		12,031,598
Consumer, Cyclical — 9.4%
Airlines — 0.2%
Alaska Air Group, Inc. (a) (b)	399	15,621
American Airlines Group, Inc. (a) (b)	2,059	24,790
Delta Air Lines, Inc. (a) (b)	2,045	57,383
Southwest Airlines Co. (a) (b)	1,855	57,208
United Airlines Holdings, Inc. (a) (b)	999	32,498
		187,500
Apparel — 0.4%
NIKE, Inc. Class B (a)	4,016	333,810
Ralph Lauren Corp. (a)	181	15,372
Tapestry, Inc. (a)	845	24,023
VF Corp. (a)	995	29,761
		402,966

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 2.6%
Cummins, Inc. (a)	444	$90,358
Ford Motor Co. (a)	12,778	143,114
General Motors Co. (a)	4,566	146,523
PACCAR, Inc. (a)	1,129	94,486
Tesla, Inc. (a) (b)	8,491	2,252,238
		2,726,719
Auto Parts & Equipment — 0.1%
Aptiv PLC (a) (b)	865	67,652
BorgWarner, Inc. (a)	693	21,760
		89,412
Distribution & Wholesale — 0.3%
Copart, Inc. (a) (b)	651	69,266
Fastenal Co. (a)	1,825	84,023
LKQ Corp. (a)	804	37,909
Pool Corp. (a)	122	38,822
W.W. Grainger, Inc. (a)	145	70,932
		300,952
Entertainment — 0.1%
Caesars Entertainment, Inc. (a) (b)	688	22,195
Live Nation Entertainment, Inc. (a) (b)	465	35,359
		57,554
Home Builders — 0.2%
D.R. Horton, Inc. (a)	1,071	72,132
Lennar Corp. Class A (a)	816	60,833
NVR, Inc. (a) (b)	9	35,883
PulteGroup, Inc. (a)	696	26,100
		194,948
Home Furnishing — 0.0%
Whirlpool Corp. (a)	190	25,614
Housewares — 0.0%
Newell Brands, Inc. (a)	1,080	15,001
Leisure Time — 0.1%
Carnival Corp. (a) (b)	3,073	21,603
Norwegian Cruise Line Holdings Ltd. (a) (b)	1,239	14,075
Royal Caribbean Cruises Ltd. (a) (b)	724	27,440
		63,118
Lodging — 0.3%
Hilton Worldwide Holdings, Inc. (a)	881	106,266
Las Vegas Sands Corp. (a) (b)	1,118	41,947
Marriott International, Inc. Class A (a)	864	121,081
MGM Resorts International (a)	1,068	31,741
Wynn Resorts Ltd. (a) (b)	313	19,729
		320,764

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 5.1%
Advance Auto Parts, Inc. (a)	186	$29,079
AutoZone, Inc. (a) (b)	63	134,942
Bath & Body Works, Inc. (a)	701	22,853
Best Buy Co., Inc. (a)	634	40,157
CarMax, Inc. (a) (b)	543	35,849
Chipotle Mexican Grill, Inc. (a) (b)	88	132,243
Costco Wholesale Corp. (a)	1,405	663,539
Darden Restaurants, Inc. (a)	387	48,886
Dollar General Corp. (a)	720	172,699
Dollar Tree, Inc. (a) (b)	666	90,643
Domino's Pizza, Inc. (a)	115	35,673
Genuine Parts Co. (a)	460	68,687
The Home Depot, Inc. (a)	3,284	906,187
Lowe's Cos., Inc. (a)	2,019	379,188
McDonald's Corp. (a)	2,351	542,470
O'Reilly Automotive, Inc. (a) (b)	207	145,593
Ross Stores, Inc. (a)	1,114	93,877
Starbucks Corp. (a)	3,638	306,538
Target Corp. (a)	1,464	217,243
The TJX Cos., Inc. (a)	3,712	230,589
Tractor Supply Co. (a)	349	64,872
Ulta Beauty, Inc. (a) (b)	167	66,999
Walgreens Boots Alliance, Inc. (a)	2,335	73,319
Walmart, Inc. (a)	4,547	589,746
Yum! Brands, Inc. (a)	920	97,833
		5,189,704
Toys, Games & Hobbies — 0.0%
Hasbro, Inc. (a)	432	29,125
		9,603,377
Consumer, Non-cyclical — 21.2%
Agriculture — 0.8%
Altria Group, Inc. (a)	5,850	236,223
Archer-Daniels-Midland Co. (a)	1,764	141,914
Philip Morris International, Inc. (a)	4,881	405,172
		783,309
Beverages — 1.8%
Brown-Forman Corp. Class B (a)	604	40,208
The Coca-Cola Co. (a)	12,362	692,519
Constellation Brands, Inc. Class A (a)	534	122,649
Keurig Dr Pepper, Inc. (a)	2,676	95,855
Molson Coors Beverage Co. Class B (a)	613	29,418
Monster Beverage Corp. (a) (b)	1,171	101,830
PepsiCo, Inc. (a)	4,381	715,242
		1,797,721
Biotechnology — 1.6%
Amgen, Inc. (a)	1,695	382,053
Bio-Rad Laboratories, Inc. Class A (a) (b)	72	30,034
Biogen, Inc. (a) (b)	459	122,553
Corteva, Inc. (a)	2,338	133,617

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gilead Sciences, Inc. (a)	3,973	$245,094
Illumina, Inc. (a) (b)	507	96,731
Incyte Corp. (a) (b)	626	41,717
Moderna, Inc. (a) (b)	1,098	129,838
Regeneron Pharmaceuticals, Inc. (a) (b)	342	235,594
Vertex Pharmaceuticals, Inc. (a) (b)	810	234,527
		1,651,758
Commercial Services — 1.8%
Automatic Data Processing, Inc. (a)	1,322	299,023
Cintas Corp. (a)	284	110,246
CoStar Group, Inc. (a) (b)	1,253	87,272
Equifax, Inc. (a)	407	69,772
FleetCor Technologies, Inc. (a) (b)	236	41,576
Gartner, Inc. (a) (b)	248	68,619
Global Payments, Inc. (a)	905	97,785
MarketAxess Holdings, Inc. (a)	123	27,366
Moody's Corp. (a)	501	121,798
Nielsen Holdings PLC (a)	1,135	31,462
PayPal Holdings, Inc. (a) (b)	3,670	315,877
Quanta Services, Inc. (a)	460	58,599
Robert Half International, Inc. (a)	357	27,311
Rollins, Inc. (a)	750	26,010
S&P Global, Inc. (a)	1,099	335,580
United Rentals, Inc. (a) (b)	218	58,886
Verisk Analytics, Inc. (a)	517	88,164
		1,865,346
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co. (a)	2,630	184,758
The Estee Lauder Cos., Inc. Class A (a)	748	161,493
The Procter & Gamble Co. (a)	7,628	963,035
		1,309,286
Food — 1.1%
Campbell Soup Co. (a)	671	31,617
Conagra Brands, Inc. (a)	1,475	48,129
General Mills, Inc. (a)	1,931	147,934
The Hershey Co. (a)	487	107,369
Hormel Foods Corp. (a)	937	42,577
The J.M. Smucker Co. (a)	332	45,620
Kellogg Co. (a)	731	50,921
The Kraft Heinz Co. (a)	2,533	84,476
The Kroger Co. (a)	2,109	92,269
Lamb Weston Holdings, Inc. (a)	473	36,601
McCormick & Co., Inc. (a)	805	57,372
Mondelez International, Inc. Class A (a)	4,483	245,803
Sysco Corp. (a)	1,646	116,389
Tyson Foods, Inc. Class A (a)	984	64,875
		1,171,952
Health Care – Products — 3.6%
Abbott Laboratories (a)	5,537	535,760
ABIOMED, Inc. (a) (b)	136	33,410
Align Technology, Inc. (a) (b)	226	46,807
Baxter International, Inc. (a)	1,605	86,445

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bio-Techne Corp. (a)	130	$36,920
Boston Scientific Corp. (a) (b)	4,583	177,500
The Cooper Cos., Inc. (a)	154	40,641
Danaher Corp. (a)	2,089	539,568
Dentsply Sirona, Inc. (a)	744	21,092
Edwards Lifesciences Corp. (a) (b)	1,947	160,881
Henry Schein, Inc. (a) (b)	480	31,570
Hologic, Inc. (a) (b)	753	48,584
IDEXX Laboratories, Inc. (a) (b)	268	87,314
Intuitive Surgical, Inc. (a) (b)	1,159	217,243
Medtronic PLC (a)	4,234	341,895
PerkinElmer, Inc. (a)	421	50,659
ResMed, Inc. (a)	481	105,002
Steris PLC (a)	311	51,713
Stryker Corp. (a)	1,083	219,351
Teleflex, Inc. (a)	159	32,032
Thermo Fisher Scientific, Inc. (a)	1,239	628,408
Waters Corp. (a) (b)	193	52,019
West Pharmaceutical Services, Inc. (a)	224	55,122
Zimmer Biomet Holdings, Inc. (a)	698	72,976
		3,672,912
Health Care – Services — 2.6%
Catalent, Inc. (a) (b)	554	40,087
Centene Corp. (a) (b)	1,884	146,594
Charles River Laboratories International, Inc. (a) (b)	173	34,046
DaVita, Inc. (a) (b)	189	15,644
Elevance Health, Inc. (a)	762	346,131
HCA Healthcare, Inc. (a)	686	126,080
Humana, Inc. (a)	399	193,591
IQVIA Holdings, Inc. (a) (b)	607	109,952
Laboratory Corp. of America Holdings (a)	286	58,576
Molina Healthcare, Inc. (a) (b)	182	60,031
Quest Diagnostics, Inc. (a)	364	44,659
UnitedHealth Group, Inc. (a)	2,980	1,505,019
Universal Health Services, Inc. Class B (a)	225	19,840
		2,700,250
Household Products & Wares — 0.3%
Avery Dennison Corp. (a)	274	44,580
Church & Dwight Co., Inc. (a)	736	52,580
The Clorox Co. (a)	380	48,788
Kimberly-Clark Corp. (a)	1,091	122,781
		268,729
Pharmaceuticals — 6.3%
AbbVie, Inc. (a)	5,614	753,455
AmerisourceBergen Corp. (a)	501	67,800
Becton Dickinson and Co. (a)	894	199,210
Bristol-Myers Squibb Co. (a)	6,737	478,933
Cardinal Health, Inc. (a)	912	60,812
Cigna Corp. (a)	968	268,591
CVS Health Corp. (a)	4,153	396,072
DexCom, Inc. (a) (b)	1,228	98,903
Eli Lilly & Co. (a)	2,503	809,345
Johnson & Johnson (a)	8,414	1,374,511

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
McKesson Corp. (a)	457	$155,321
Merck & Co., Inc. (a)	8,021	690,768
Organon & Co. (a)	877	20,522
Pfizer, Inc. (a)	17,809	779,322
Viatris, Inc. (a)	4,019	34,242
Zoetis, Inc. (a)	1,524	225,994
		6,413,801
		21,635,064
Energy — 4.4%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (a) (b)	437	121,254
SolarEdge Technologies, Inc. (a) (b)	178	41,200
		162,454
Oil & Gas — 3.7%
APA Corp. (a)	1,038	35,489
Chevron Corp. (a)	5,739	824,522
ConocoPhillips (a)	4,083	417,854
Coterra Energy, Inc. (a)	2,511	65,587
Devon Energy Corp. (a)	2,077	124,890
Diamondback Energy, Inc. (a)	512	61,676
EOG Resources, Inc. (a)	1,886	210,723
Exxon Mobil Corp. (a)	13,284	1,159,826
Hess Corp. (a)	915	99,726
Marathon Oil Corp. (a)	2,247	50,737
Marathon Petroleum Corp. (a)	1,572	156,147
Occidental Petroleum Corp. (a)	2,361	145,083
Phillips 66 (a)	1,507	121,645
Pioneer Natural Resources Co. (a)	761	164,779
Valero Energy Corp. (a)	1,249	133,456
		3,772,140
Oil & Gas Services — 0.3%
Baker Hughes Co. (a)	3,302	69,210
Halliburton Co. (a)	2,787	68,616
Schlumberger NV (a)	4,451	159,791
		297,617
Pipelines — 0.3%
Kinder Morgan, Inc. (a)	6,260	104,166
ONEOK, Inc. (a)	1,477	75,682
The Williams Cos., Inc. (a)	3,927	112,430
		292,278
		4,524,489
Financial — 14.1%
Banks — 4.3%
Bank of America Corp. (a)	22,478	678,836
The Bank of New York Mellon Corp. (a)	2,485	95,722
Citigroup, Inc. (a)	6,141	255,895
Citizens Financial Group, Inc. (a)	1,470	50,509

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Comerica, Inc. (a)	420	$29,862
Fifth Third Bancorp (a)	2,107	67,340
First Republic Bank (a)	586	76,502
The Goldman Sachs Group, Inc. (a)	1,083	317,373
Huntington Bancshares, Inc. (a)	4,064	53,564
JP Morgan Chase & Co. (a)	9,323	974,254
KeyCorp. (a)	3,164	50,687
M&T Bank Corp. (a)	572	100,855
Morgan Stanley (a)	4,259	336,504
Northern Trust Corp. (a)	660	56,470
The PNC Financial Services Group, Inc. (a)	1,334	199,326
Regions Financial Corp. (a)	3,148	63,180
Signature Bank (a)	210	31,710
State Street Corp. (a)	1,228	74,675
SVB Financial Group (a) (b)	182	61,112
Truist Financial Corp. (a)	4,144	180,430
US Bancorp (a)	4,382	176,682
Wells Fargo & Co. (a)	12,002	482,720
Zions Bancorp NA (a)	473	24,057
		4,438,265
Diversified Financial Services — 3.5%
American Express Co. (a)	1,924	259,567
Ameriprise Financial, Inc. (a)	334	84,151
BlackRock, Inc. (a)	481	264,685
Capital One Financial Corp. (a)	1,186	109,314
Cboe Global Markets, Inc. (a)	369	43,309
The Charles Schwab Corp. (a)	4,778	343,395
CME Group, Inc. (a)	1,168	206,888
Discover Financial Services (a)	899	81,737
Franklin Resources, Inc. (a)	962	20,702
Intercontinental Exchange, Inc. (a)	1,757	158,745
Invesco Ltd. (a)	1,134	15,536
Mastercard, Inc. Class A (a)	2,728	775,679
Nasdaq, Inc. (a)	1,089	61,724
Raymond James Financial, Inc. (a)	602	59,490
Synchrony Financial (a)	1,598	45,048
T. Rowe Price Group, Inc. (a)	754	79,178
Visa, Inc. Class A (a)	5,229	928,932
		3,538,080
Insurance — 3.6%
Aflac, Inc. (a)	1,789	100,542
The Allstate Corp. (a)	880	109,586
American International Group, Inc. (a)	2,411	114,474
Aon PLC Class A (a)	687	184,027
Arthur J Gallagher & Co. (a)	649	111,122
Assurant, Inc. (a)	169	24,551
Berkshire Hathaway, Inc. Class B (a) (b)	5,749	1,535,098
Brown & Brown, Inc. (a)	699	42,275
Chubb Ltd. (a)	1,330	241,900
Cincinnati Financial Corp. (a)	499	44,695
Everest Re Group Ltd. (a)	134	35,167
Globe Life, Inc. (a)	233	23,230
The Hartford Financial Services Group, Inc. (a)	1,007	62,374
Lincoln National Corp. (a)	583	25,599
Loews Corp. (a)	650	32,396

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Marsh & McLennan Cos., Inc. (a)	1,628	$243,044
MetLife, Inc. (a)	2,115	128,550
Principal Financial Group, Inc. (a)	692	49,928
The Progressive Corp. (a)	1,898	220,566
Prudential Financial, Inc. (a)	1,183	101,478
The Travelers Cos., Inc. (a)	740	113,368
W.R. Berkley Corp. (a)	603	38,942
Willis Towers Watson PLC (a)	357	71,736
		3,654,648
Real Estate — 0.1%
CBRE Group, Inc. Class A (a) (b)	1,043	70,413
Real Estate Investment Trusts (REITS) — 2.6%
Alexandria Real Estate Equities, Inc. (a)	447	62,665
American Tower Corp. (a)	1,469	315,394
AvalonBay Communities, Inc. (a)	468	86,201
Boston Properties, Inc. (a)	462	34,636
Camden Property Trust (a)	340	40,613
Crown Castle, Inc. (a)	1,401	202,515
Digital Realty Trust, Inc. (a)	940	93,229
Duke Realty Corp. (a)	1,292	62,274
Equinix, Inc. (a)	286	162,688
Equity Residential (a)	1,045	70,245
Essex Property Trust, Inc. (a)	201	48,688
Extra Space Storage, Inc. (a)	445	76,856
Federal Realty Investment Trust (a)	250	22,530
Healthpeak Properties, Inc. (a)	1,659	38,024
Host Hotels & Resorts, Inc. (a)	2,321	36,858
Invitation Homes, Inc. (a)	1,889	63,792
Iron Mountain, Inc. (a)	951	41,816
Kimco Realty Corp. (a)	1,670	30,745
Mid-America Apartment Communities, Inc. (a)	358	55,515
Prologis, Inc. (a)	2,334	237,134
Public Storage (a)	509	149,040
Realty Income Corp. (a)	1,962	114,188
Regency Centers Corp. (a)	437	23,532
SBA Communications Corp. (a)	345	98,204
Simon Property Group, Inc. (a)	1,012	90,827
UDR, Inc. (a)	881	36,747
Ventas, Inc. (a)	1,322	53,105
VICI Properties, Inc. (a)	3,032	90,505
Vornado Realty Trust (a)	587	13,595
Welltower, Inc. (a)	1,494	96,094
Weyerhaeuser Co. (a)	2,289	65,374
		2,613,629
		14,315,035
Industrial — 7.2%
Aerospace & Defense — 1.5%
The Boeing Co. (a) (b)	1,759	212,980
General Dynamics Corp. (a)	707	150,004
Howmet Aerospace, Inc. (a)	1,237	38,260
L3 Harris Technologies, Inc. (a)	612	127,192
Lockheed Martin Corp. (a)	767	296,284
Northrop Grumman Corp. (a)	459	215,877

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Raytheon Technologies Corp. (a)	4,695	$384,333
Teledyne Technologies, Inc. (a) (b)	142	47,921
TransDigm Group, Inc. (a)	171	89,744
		1,562,595
Building Materials — 0.4%
Carrier Global Corp. (a)	2,645	94,056
Fortune Brands Home & Security, Inc. (a)	421	22,603
Johnson Controls International PLC (a)	2,225	109,514
Martin Marietta Materials, Inc. (a)	184	59,265
Masco Corp. (a)	717	33,477
Mohawk Industries, Inc. (a) (b)	180	16,414
Vulcan Materials Co. (a)	405	63,873
		399,202
Electrical Components & Equipment — 0.3%
AMETEK, Inc. (a)	768	87,099
Emerson Electric Co. (a)	1,910	139,850
Generac Holdings, Inc. (a) (b)	209	37,231
		264,180
Electronics — 1.0%
Agilent Technologies, Inc. (a)	969	117,782
Allegion PLC (a)	251	22,510
Amphenol Corp. Class A (a)	1,927	129,032
Fortive Corp. (a)	1,197	69,785
Garmin Ltd. (a)	508	40,797
Honeywell International, Inc. (a)	2,136	356,648
Keysight Technologies, Inc. (a) (b)	579	91,111
Mettler-Toledo International, Inc. (a) (b)	72	78,057
TE Connectivity Ltd. (a)	986	108,815
Trimble, Inc. (a) (b)	824	44,719
		1,059,256
Engineering & Construction — 0.0%
Jacobs Solutions, Inc. (a)	397	43,071
Environmental Controls — 0.3%
Pentair PLC (a)	591	24,012
Republic Services, Inc. (a)	649	88,290
Waste Management, Inc. (a)	1,197	191,772
		304,074
Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	148	29,800
Stanley Black & Decker, Inc. (a)	489	36,777
		66,577
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc. (a)	1,688	276,967
Machinery – Diversified — 0.7%
Deere & Co. (a)	884	295,159
Dover Corp. (a)	450	52,461

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
IDEX Corp. (a)	245	$48,963
Ingersoll Rand, Inc. (a)	1,282	55,459
Nordson Corp. (a)	188	39,907
Otis Worldwide Corp. (a)	1,304	83,195
Rockwell Automation, Inc. (a)	367	78,945
Westinghouse Air Brake Technologies Corp. (a)	619	50,356
Xylem, Inc. (a)	596	52,067
		756,512
Miscellaneous - Manufacturing — 1.0%
3M Co. (a)	1,767	195,254
A.O. Smith Corp. (a)	389	18,898
Eaton Corp. PLC (a)	1,238	165,100
General Electric Co. (a)	3,550	219,780
Illinois Tool Works, Inc. (a)	880	158,972
Parker-Hannifin Corp. (a)	404	97,893
Textron, Inc. (a)	723	42,122
Trane Technologies PLC (a)	730	105,711
		1,003,730
Packaging & Containers — 0.2%
Amcor PLC (a)	4,630	49,680
Ball Corp. (a)	984	47,547
Packaging Corp. of America (a)	268	30,093
Sealed Air Corp. (a)	527	23,457
WestRock Co. (a)	853	26,349
		177,126
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	127	28,131
Transportation — 1.4%
C.H. Robinson Worldwide, Inc. (a)	422	40,643
CSX Corp. (a)	6,852	182,537
Expeditors International of Washington, Inc. (a)	520	45,921
FedEx Corp. (a)	751	111,501
J.B. Hunt Transport Services, Inc. (a)	267	41,764
Norfolk Southern Corp. (a)	736	154,302
Old Dominion Freight Line, Inc. (a)	293	72,890
Union Pacific Corp. (a)	1,990	387,692
United Parcel Service, Inc. Class B (a)	2,333	376,873
		1,414,123
		7,355,544
Technology — 21.3%
Computers — 7.9%
Accenture PLC Class A (a)	2,010	517,173
Apple, Inc. (a)	48,173	6,657,509
Cognizant Technology Solutions Corp. Class A (a)	1,717	98,625
DXC Technology Co. (a) (b)	704	17,234
EPAM Systems, Inc. (a) (b)	181	65,556
Fortinet, Inc. (a) (b)	2,098	103,075
Hewlett Packard Enterprise Co. (a)	3,930	47,081
HP, Inc. (a)	2,895	72,143

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
International Business Machines Corp. (a)	2,852	$338,846
Leidos Holdings, Inc. (a)	465	40,674
NetApp, Inc. (a)	651	40,264
Seagate Technology Holdings PLC (a)	604	32,151
Western Digital Corp. (a) (b)	1,035	33,689
		8,064,020
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a) (b)	161	42,184
Semiconductors — 4.4%
Advanced Micro Devices, Inc. (a) (b)	5,140	325,670
Analog Devices, Inc. (a)	1,654	230,468
Applied Materials, Inc. (a)	2,775	227,356
Broadcom, Inc. (a)	1,297	575,881
Intel Corp. (a)	12,980	334,495
KLA Corp. (a)	448	135,578
Lam Research Corp. (a)	438	160,308
Microchip Technology, Inc. (a)	1,729	105,521
Micron Technology, Inc. (a)	3,533	177,003
Monolithic Power Systems, Inc. (a)	138	50,149
NVIDIA Corp. (a)	7,954	965,536
NXP Semiconductor NV (a)	824	121,548
ON Semiconductor Corp. (a) (b)	1,420	88,509
Qorvo, Inc. (a) (b)	321	25,491
QUALCOMM, Inc. (a)	3,556	401,757
Skyworks Solutions, Inc. (a)	529	45,108
Teradyne, Inc. (a)	494	37,124
Texas Instruments, Inc. (a)	2,928	453,196
		4,460,698
Software — 8.9%
Activision Blizzard, Inc. (a)	2,258	167,860
Adobe, Inc. (a) (b)	1,499	412,525
Akamai Technologies, Inc. (a) (b)	541	43,453
ANSYS, Inc. (a) (b)	266	58,972
Autodesk, Inc. (a) (b)	685	127,958
ADR Broadridge Financial Solutions, Inc. (a)	358	51,667
Cadence Design Systems, Inc. (a) (b)	885	144,636
Ceridian HCM Holding, Inc. (a) (b)	474	26,487
Citrix Systems, Inc. (a) (c)	383	39,794
Electronic Arts, Inc. (a)	840	97,196
Fidelity National Information Services, Inc. (a)	1,932	146,001
Fiserv, Inc. (a) (b)	2,028	189,760
Intuit, Inc. (a)	895	346,651
Jack Henry & Associates, Inc. (a)	242	44,109
Microsoft Corp. (a)	23,769	5,535,800
MSCI, Inc. (a)	258	108,822
Oracle Corp. (a)	4,848	296,067
Paychex, Inc. (a)	1,029	115,464
Paycom Software, Inc. (a) (b)	155	51,148
PTC, Inc. (a) (b)	360	37,656
Roper Technologies, Inc. (a)	340	122,278
Salesforce, Inc. (a) (b)	3,152	453,384
ServiceNow, Inc. (a) (b)	635	239,782
Synopsys, Inc. (a) (b)	482	147,256
Take-Two Interactive Software, Inc. (a) (b)	522	56,898

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tyler Technologies, Inc. (a) (b)	124	$43,090
		9,104,714
		21,671,616
Utilities — 2.9%
Electric — 2.7%
The AES Corp. (a)	2,230	50,398
Alliant Energy Corp. (a)	726	38,471
Ameren Corp. (a)	892	71,851
American Electric Power Co., Inc. (a)	1,585	137,023
CenterPoint Energy, Inc. (a)	1,884	53,091
CMS Energy Corp. (a)	919	53,523
Consolidated Edison, Inc. (a)	1,113	95,451
Constellation Energy Corp. (a)	1,043	86,767
Dominion Energy, Inc. (a)	2,734	188,947
DTE Energy Co. (a)	631	72,596
Duke Energy Corp. (a)	2,430	226,039
Edison International (a)	1,290	72,988
Entergy Corp. (a)	614	61,787
Evergy, Inc. (a)	615	36,531
Eversource Energy (a)	1,123	87,549
Exelon Corp. (a)	3,190	119,497
FirstEnergy Corp. (a)	1,728	63,936
NextEra Energy, Inc. (a)	6,237	489,043
NRG Energy, Inc. (a)	802	30,692
Pinnacle West Capital Corp. (a)	364	23,482
PPL Corp. (a)	2,219	56,252
Public Service Enterprise Group, Inc. (a)	1,575	88,562
Sempra Energy (a)	994	149,040
The Southern Co. (a)	3,485	236,980
WEC Energy Group, Inc. (a)	941	84,154
Xcel Energy, Inc. (a)	1,797	115,008
		2,789,658
Gas — 0.1%
Atmos Energy Corp. (a)	483	49,193
NiSource, Inc. (a)	1,431	36,047
		85,240
Water — 0.1%
American Water Works Co., Inc. (a)	568	73,931
		2,948,829

TOTAL COMMON STOCK (Cost $68,784,195)		96,020,365

TOTAL EQUITIES (Cost $68,784,195)		96,020,365

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. 5.000% 8/01/49 (a) (c) (d)	$359,000	$—

TOTAL CORPORATE DEBT (Cost $0)		—

TOTAL BONDS & NOTES (Cost $0)		—

TOTAL PURCHASED OPTIONS(#) — 1.9% (Cost $1,001,049)		1,918,756

TOTAL LONG-TERM INVESTMENTS (Cost $69,785,244)		97,939,121

SHORT-TERM INVESTMENTS — 5.3%
Repurchase Agreement — 5.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (e)	5,457,606	5,457,606

TOTAL SHORT-TERM INVESTMENTS (Cost $5,457,606)		5,457,606

TOTAL INVESTMENTS — 101.4% (Cost $75,242,850) (f)		103,396,727

Other Assets/(Liabilities) — (1.4)%		(1,470,353)

NET ASSETS — 100.0%		$101,926,374

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is pledged/held as collateral for open derivatives.
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2022, these securities amounted to a value of $39,794 or 0.04% of net assets.
(d)	Investment is valued using significant unobservable inputs.
(e)	Maturity value of $5,457,983. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 3/30/23, and an aggregate market value, including accrued interest, of $5,566,802.
(f)	See Note 3 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
S&P 500 Index	11/18/22	3,250.00	40	USD	13,000,000	$193,920	$169,580	$24,340
S&P 500 Index	11/18/22	3,350.00	40	USD	13,400,000	266,600	181,340	85,260
S&P 500 Index	12/16/22	3,250.00	34	USD	11,050,000	239,836	144,449	95,387
S&P 500 Index	12/16/22	3,625.00	40	USD	14,500,000	740,000	256,100	483,900
S&P 500 Index	1/20/23	3,350.00	40	USD	13,400,000	478,400	249,580	228,820
						$1,918,756	$1,001,049	$917,707

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
S&P 500 Index	10/21/22	4,000.00	60	USD	24,000,000	$(15,300)	$(576,319)	$561,019
S&P 500 Index	10/21/22	4,300.00	29	USD	12,470,000	(580)	(360,544)	359,964
S&P 500 Index	10/31/22	3,700.00	30	USD	11,100,000	(200,550)	(214,425)	13,875
S&P 500 Index	10/31/22	4,075.00	29	USD	11,817,500	(8,294)	(326,357)	318,063
S&P 500 Index	11/18/22	3,700.00	59	USD	21,830,000	(559,556)	(863,218)	303,662
S&P 500 Index	11/18/22	3,850.00	30	USD	11,550,000	(127,500)	(339,465)	211,965
S&P 500 Index	11/18/22	3,950.00	30	USD	11,850,000	(64,380)	(329,371)	264,991
						$(976,160)	$(3,009,699)	$2,033,539

Currency Legend

USD	U.S. Dollar

MML Mid Cap Growth Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%

COMMON STOCK — 96.1%
Basic Materials — 0.6%
Chemicals — 0.6%
RPM International, Inc.	22,000	$1,832,820
Communications — 5.3%
Advertising — 1.1%
The Trade Desk, Inc. Class A (a)	53,000	3,166,750
Internet — 3.1%
CDW Corp.	22,061	3,443,281
Etsy, Inc. (a)	17,741	1,776,406
Match Group, Inc. (a)	38,698	1,847,830
Palo Alto Networks, Inc. (a)	7,614	1,247,097
Spotify Technology SA (a)	11,900	1,026,970
		9,341,584
Media — 0.7%
Liberty Media Corp-Liberty Formula One Class C (a)	38,300	2,240,550
Telecommunications — 0.4%
Corning, Inc.	40,100	1,163,702
		15,912,586
Consumer, Cyclical — 14.5%
Airlines — 0.8%
Southwest Airlines Co. (a)	74,600	2,300,664
Apparel — 0.3%
Deckers Outdoor Corp. (a)	2,200	687,742
On Holding AG, Class A (a)	6,200	99,510
		787,252
Auto Manufacturers — 0.3%
Rivian Automotive, Inc. Class A (a) (b)	26,998	888,504
Entertainment — 0.6%
DraftKings, Inc. Class A (a) (b)	35,300	534,442
Vail Resorts, Inc.	6,700	1,444,788
		1,979,230
Lodging — 2.9%
Hilton Worldwide Holdings, Inc.	52,653	6,351,005

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MGM Resorts International	79,600	$2,365,712
		8,716,717
Retail — 9.6%
Bath & Body Works, Inc.	35,400	1,154,040
Burlington Stores, Inc. (a)	23,000	2,573,470
Casey's General Stores, Inc.	13,400	2,713,768
Chipotle Mexican Grill, Inc. (a)	2,050	3,080,658
Dollar General Corp.	13,300	3,190,138
Dollar Tree, Inc. (a)	17,700	2,408,970
Domino's Pizza, Inc.	5,300	1,644,060
Five Below, Inc. (a)	9,000	1,239,030
Freshpet, Inc. (a) (b)	38,937	1,950,354
Lululemon Athletica, Inc. (a)	8,851	2,474,386
O'Reilly Automotive, Inc. (a)	3,100	2,180,385
Ross Stores, Inc.	11,500	969,105
Warby Parker, Inc. Class A (a)	8,943	119,300
Wingstop, Inc.	23,970	3,006,317
Yum! Brands, Inc.	1,100	116,974
		28,820,955
		43,493,322
Consumer, Non-cyclical — 30.3%
Beverages — 0.4%
The Boston Beer Co., Inc. Class A (a)	3,594	1,163,198
Biotechnology — 3.9%
Alnylam Pharmaceuticals, Inc. (a)	13,900	2,782,224
Apellis Pharmaceuticals, Inc. (a)	7,682	524,681
Argenx SE ADR (a)	5,809	2,050,867
CRISPR Therapeutics AG (a) (b)	5,328	348,185
Exelixis, Inc. (a)	18,000	282,240
Ionis Pharmaceuticals, Inc. (a)	37,500	1,658,625
Karuna Therapeutics, Inc. (a)	1,251	281,387
Seagen, Inc. (a)	25,079	3,431,560
Ultragenyx Pharmaceutical, Inc. (a)	6,000	248,460
		11,608,229
Commercial Services — 9.5%
Bright Horizons Family Solutions, Inc. (a)	15,100	870,515
Clarivate PLC (a)	89,182	837,419
CoStar Group, Inc. (a)	36,154	2,518,126
Equifax, Inc.	15,000	2,571,450
FleetCor Technologies, Inc. (a)	15,500	2,730,635
Gartner, Inc. (a)	17,594	4,868,084
MarketAxess Holdings, Inc.	8,800	1,957,912
Multiplan Corp. (a) (b)	129,800	371,228
Paylocity Holding Corp. (a)	6,800	1,642,744
Shift4 Payments, Inc. Class A (a)	58,906	2,627,797
TransUnion	71,540	4,255,914
United Rentals, Inc. (a)	3,600	972,432
Verisk Analytics, Inc.	12,400	2,114,572
		28,338,828

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cosmetics & Personal Care — 0.0%
Olaplex Holdings, Inc. (a) (b)	7,313	$69,839
Food — 0.3%
TreeHouse Foods, Inc. (a)	24,607	1,043,829
Health Care – Products — 10.4%
Alcon, Inc.	27,900	1,623,222
Align Technology, Inc. (a)	8,053	1,667,857
Avantor, Inc. (a)	147,700	2,894,920
Bruker Corp.	61,000	3,236,660
The Cooper Cos., Inc.	10,500	2,770,950
Dentsply Sirona, Inc.	17,900	507,465
Exact Sciences Corp. (a)	12,800	415,872
Hologic, Inc. (a)	103,900	6,703,628
ICU Medical, Inc. (a)	8,000	1,204,800
Omnicell, Inc. (a)	26,700	2,323,701
Quidelortho Corp. (a)	19,833	1,417,663
Teleflex, Inc.	22,740	4,581,200
West Pharmaceutical Services, Inc.	7,035	1,731,173
		31,079,111
Health Care – Services — 4.1%
Acadia Healthcare Co., Inc. (a)	43,100	3,369,558
agilon health, Inc. (a)	8,756	205,065
Catalent, Inc. (a)	47,300	3,422,628
ICON PLC (a)	21,569	3,963,951
Molina Healthcare, Inc. (a)	4,500	1,484,280
		12,445,482
Household Products & Wares — 1.2%
Avery Dennison Corp.	16,600	2,700,820
Reynolds Consumer Products, Inc. (b)	35,100	912,951
		3,613,771
Pharmaceuticals — 0.5%
Alkermes PLC (a)	19,700	439,901
Ascendis Pharma A/S ADR (a) (b)	2,100	216,846
Neurocrine Biosciences, Inc. (a)	4,500	477,945
Perrigo Co. PLC	7,800	278,148
		1,412,840
		90,775,127
Energy — 2.8%
Energy – Alternate Sources — 0.2%
Shoals Technologies Group, Inc. Class A (a)	22,100	476,255
Oil & Gas — 1.6%
Coterra Energy, Inc.	40,100	1,047,412
Pioneer Natural Resources Co.	6,600	1,429,098
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $63,420) (a) (c) (d) (e)	21	310,700

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Venture Global LNG, Inc., Series C (Acquired 10/16/17-3/08/18, Cost $530,257) (a) (c) (d) (e)	144	$2,130,515
		4,917,725
Pipelines — 1.0%
Cheniere Energy, Inc.	17,540	2,910,061
		8,304,041
Financial — 5.6%
Diversified Financial Services — 2.3%
Cboe Global Markets, Inc.	10,700	1,255,859
Hamilton Lane, Inc. Class A	46,376	2,764,473
Intercontinental Exchange, Inc.	1,100	99,385
Raymond James Financial, Inc.	8,900	879,498
Tradeweb Markets, Inc. Class A	32,000	1,805,440
		6,804,655
Insurance — 1.6%
Assurant, Inc.	18,800	2,731,076
Axis Capital Holdings Ltd.	31,500	1,548,225
Kemper Corp.	10,200	420,852
		4,700,153
Private Equity — 1.7%
Ares Management Corp. Class A	45,088	2,793,202
KKR & Co., Inc.	57,700	2,481,100
		5,274,302
		16,779,110
Industrial — 17.8%
Aerospace & Defense — 0.8%
Hexcel Corp.	47,664	2,465,182
Building Materials — 0.8%
Martin Marietta Materials, Inc.	7,660	2,467,209
Electrical Components & Equipment — 0.1%
Littelfuse, Inc.	1,900	377,511
Electronics — 6.2%
Agilent Technologies, Inc.	72,213	8,777,490
Amphenol Corp. Class A	24,100	1,613,736
Fortive Corp.	53,200	3,101,560
Keysight Technologies, Inc. (a)	23,000	3,619,280
National Instruments Corp.	39,700	1,498,278
		18,610,344
Environmental Controls — 0.4%
Waste Connections, Inc.	8,800	1,189,144
Machinery – Construction & Mining — 1.2%
BWX Technologies, Inc.	69,749	3,513,257

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 3.4%
Cognex Corp.	22,400	$928,480
Enovis Corp. (a)	26,578	1,224,449
Esab Corp.	26,378	879,970
IDEX Corp.	8,800	1,758,680
Ingersoll Rand, Inc.	121,500	5,256,090
		10,047,669
Miscellaneous - Manufacturing — 1.9%
Textron, Inc.	96,000	5,592,960
Packaging & Containers — 1.8%
Ball Corp.	66,247	3,201,055
Sealed Air Corp.	47,300	2,105,323
		5,306,378
Transportation — 1.2%
J.B. Hunt Transport Services, Inc.	23,400	3,660,228
		53,229,882
Technology — 19.2%
Computers — 2.8%
Crowdstrike Holdings, Inc. Class A (a)	10,200	1,681,062
Fortinet, Inc. (a)	71,000	3,488,230
Leidos Holdings, Inc.	9,600	839,712
Thoughtworks Holding, Inc. (a)	4,592	48,170
Varonis Systems, Inc. (a)	85,716	2,273,188
		8,330,362
Semiconductors — 6.1%
KLA Corp.	11,200	3,389,456
Lattice Semiconductor Corp. (a)	23,200	1,141,672
Marvell Technology, Inc.	103,000	4,419,730
Microchip Technology, Inc.	99,200	6,054,176
ON Semiconductor Corp. (a)	22,891	1,426,796
Synaptics, Inc. (a)	13,163	1,303,269
Wolfspeed, Inc. (a)	5,400	558,144
		18,293,243
Software — 10.3%
Atlassian Corp. PLC Class A (a)	9,700	2,042,723
Bill.com Holdings, Inc. (a)	6,600	873,642
Black Knight, Inc. (a)	35,400	2,291,442
ADR Broadridge Financial Solutions, Inc.	5,000	721,600
CCC Intelligent Solutions Holdings, Inc. (a)	131,472	1,196,395
Ceridian HCM Holding, Inc. (a)	59,010	3,297,479
Clear Secure Inc. Class A (a) (b)	15,193	347,312
DocuSign, Inc. (a)	11,200	598,864
Doximity, Inc. Class A (a) (b)	17,800	537,916
Electronic Arts, Inc.	25,434	2,942,968
Fair Isaac Corp. (a)	4,000	1,648,040
MongoDB, Inc. (a)	9,239	1,834,496
PTC, Inc. (a)	15,400	1,610,840
Roper Technologies, Inc.	5,800	2,085,912

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SentinelOne Inc. Class A (a)	20,176	$515,699
Synopsys, Inc. (a)	8,900	2,719,039
Veeva Systems, Inc. Class A (a)	16,500	2,720,520
Vimeo, Inc. (a)	29,429	117,716
ZoomInfo Technologies, Inc. (a)	61,515	2,562,715
		30,665,318
		57,288,923

TOTAL COMMON STOCK (Cost $281,353,956)		287,615,811

PREFERRED STOCK — 0.5%
Consumer, Cyclical — 0.1%
Auto Manufacturers — 0.1%
Nuro, Inc., Series D (Acquired 10/29/21, Cost $159,220) (a) (c) (d) (e)	7,638	159,220
Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $200,090) (a) (c) (d) (e)	4,221	329,238
Health Care – Services — 0.0%
Caris Life Sciences, Inc., Series D (Acquired 5/11/21, Cost $271,366) (a) (c) (d) (e)	33,502	220,443
		549,681
Financial — 0.1%
Investment Companies — 0.1%
Maplebear, Inc., Series E (Acquired 11/19/21 - 12/01/21, Cost $528,790) (a) (c) (d) (e)	4,398	213,215
Maplebear, Inc., Series I (Acquired 2/26/21, Cost $95,750) (a) (c) (d) (e)	766	37,136
		250,351
Industrial — 0.1%
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $407,982) (a) (c) (d) (e)	9,885	308,115
Technology — 0.1%
Software — 0.1%
Databricks, Inc., Series G (Acquired 2/01/21, Cost $133,381) (a) (c) (d) (e)	2,256	124,742
Databricks, Inc., Series H (Acquired 8/31/21, Cost $186,503) (a) (c) (d) (e)	2,538	140,334
		265,076

TOTAL PREFERRED STOCK (Cost $1,983,082)		1,532,443

TOTAL EQUITIES (Cost $283,337,038)		289,148,254

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.1%

Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	302,555	$302,555
		302,555

TOTAL MUTUAL FUNDS (Cost $302,555)		302,555

TOTAL LONG-TERM INVESTMENTS (Cost $283,639,593)		289,450,809

SHORT-TERM INVESTMENTS — 3.6%
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund	102	102

	Principal Amount
Repurchase Agreement — 3.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (g)	$10,547,084	10,547,084

TOTAL SHORT-TERM INVESTMENTS (Cost $10,547,186)		10,547,186

TOTAL INVESTMENTS — 100.3% (Cost $294,186,779) (h)		299,997,995

Other Assets/(Liabilities) — (0.3)%		(784,506)

NET ASSETS — 100.0%		$299,213,489

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $5,477,729 or 1.83% of net assets. The Fund received $5,317,230 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2022, these securities amounted to a value of $3,973,658 or 1.33% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At September 30, 2022, these securities amounted to a value of $3,973,658 or 1.33% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $10,547,813. Collateralized by U.S. Government Agency obligations with rates ranging from 0.000% - 3.500%, maturity dates ranging from 3/30/23 - 9/15/25, and an aggregate market value, including accrued interest, of $10,758,095.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MML Mid Cap Value Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.0%

COMMON STOCK — 95.1%
Basic Materials — 2.3%
Chemicals — 1.8%
Akzo Nobel NV	45,054	$2,540,870
Axalta Coating Systems Ltd. (a)	112,178	2,362,469
		4,903,339
Forest Products & Paper — 0.5%
Mondi PLC	82,834	1,279,504
		6,182,843
Communications — 3.1%
Internet — 1.2%
F5, Inc. (a)	22,005	3,184,784
Media — 1.5%
Fox Corp. Class B	142,070	4,048,995
Telecommunications — 0.4%
Juniper Networks, Inc.	41,382	1,080,898
		8,314,677
Consumer, Cyclical — 11.4%
Airlines — 1.6%
Southwest Airlines Co. (a)	140,458	4,331,725
Auto Manufacturers — 1.4%
Cummins, Inc.	12,592	2,562,598
PACCAR, Inc.	14,789	1,237,691
		3,800,289
Auto Parts & Equipment — 2.3%
Aptiv PLC (a)	10,932	854,992
BorgWarner, Inc.	130,258	4,090,101
Cie Generale des Etablissements Michelin SCA	62,427	1,390,805
		6,335,898
Food Services — 0.9%
Sodexo SA	32,594	2,451,372
Leisure Time — 0.1%
Polaris, Inc.	2,947	281,880

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 5.1%
Advance Auto Parts, Inc.	28,384	$4,437,555
Beacon Roofing Supply, Inc. (a)	16,106	881,320
Dollar Tree, Inc. (a)	31,216	4,248,498
MSC Industrial Direct Co., Inc. Class A	56,089	4,083,840
		13,651,213
		30,852,377
Consumer, Non-cyclical — 21.0%
Commercial Services — 0.1%
Euronet Worldwide, Inc. (a)	4,590	347,738
Food — 5.4%
Conagra Brands, Inc.	152,352	4,971,246
The J.M. Smucker Co.	29,193	4,011,410
Koninklijke Ahold Delhaize NV	192,045	4,890,224
Orkla ASA	109,165	792,637
		14,665,517
Health Care – Products — 6.8%
Baxter International, Inc.	29,396	1,583,268
Dentsply Sirona, Inc.	61,222	1,735,644
Henry Schein, Inc. (a)	75,630	4,974,185
Hologic, Inc. (a)	23,169	1,494,864
Zimmer Biomet Holdings, Inc.	81,123	8,481,410
		18,269,371
Health Care – Services — 3.7%
HCA Healthcare, Inc.	1,475	271,090
Quest Diagnostics, Inc.	45,863	5,626,932
Universal Health Services, Inc. Class B	47,229	4,164,653
		10,062,675
Household Products & Wares — 1.5%
Kimberly-Clark Corp.	36,840	4,145,974
Pharmaceuticals — 3.5%
AmerisourceBergen Corp.	31,168	4,217,965
Becton Dickinson and Co.	6,603	1,471,347
Cardinal Health, Inc.	21,641	1,443,022
Embecta Corp.	77,433	2,229,296
		9,361,630
		56,852,905
Energy — 4.5%
Oil & Gas — 2.7%
Devon Energy Corp.	26,829	1,613,228
Diamondback Energy, Inc.	17,340	2,088,776
EQT Corp.	31,104	1,267,488
Phillips 66	16,673	1,345,844

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pioneer Natural Resources Co.	4,549	$984,995
		7,300,331
Oil & Gas Services — 0.7%
Baker Hughes Co.	87,953	1,843,495
Pipelines — 1.1%
Enterprise Products Partners LP	129,310	3,074,992
		12,218,818
Financial — 28.6%
Banks — 11.0%
The Bank of New York Mellon Corp.	178,880	6,890,458
First Hawaiian, Inc.	169,368	4,171,534
Northern Trust Corp.	83,314	7,128,346
Prosperity Bancshares, Inc.	53,751	3,584,117
Truist Financial Corp.	103,414	4,502,645
US Bancorp	46,542	1,876,573
Westamerica Bancorp.	32,321	1,690,065
		29,843,738
Diversified Financial Services — 2.6%
Ameriprise Financial, Inc.	9,819	2,473,897
T. Rowe Price Group, Inc.	42,438	4,456,415
		6,930,312
Insurance — 6.0%
Aflac, Inc.	48,235	2,710,807
The Allstate Corp.	48,265	6,010,440
Chubb Ltd.	7,346	1,336,091
The Hanover Insurance Group, Inc.	17,645	2,261,030
Reinsurance Group of America, Inc.	31,100	3,912,691
		16,231,059
Real Estate Investment Trusts (REITS) — 8.6%
Equinix, Inc.	6,335	3,603,601
Essex Property Trust, Inc.	13,319	3,226,261
Healthcare Realty Trust, Inc.	33,069	689,489
Healthpeak Properties, Inc.	175,104	4,013,384
Public Storage	5,762	1,687,171
Realty Income Corp.	60,346	3,512,137
Regency Centers Corp.	64,300	3,462,555
VICI Properties, Inc.	29,129	869,501
Weyerhaeuser Co.	26,908	768,493
WP Carey, Inc.	20,499	1,430,830
		23,263,422
Savings & Loans — 0.4%
Capitol Federal Financial, Inc.	136,550	1,133,365
		77,401,896

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 14.6%
Building Materials — 0.8%
Cie de Saint-Gobain	60,879	$2,171,178
Electrical Components & Equipment — 2.2%
Emerson Electric Co.	79,448	5,817,183
Electronics — 3.3%
Atkore, Inc. (a)	16,118	1,254,141
Hubbell, Inc.	2,789	621,947
nVent Electric PLC	140,060	4,427,297
TE Connectivity Ltd.	23,237	2,564,436
		8,867,821
Engineering & Construction — 0.8%
Vinci SA	26,670	2,142,279
Environmental Controls — 0.5%
Republic Services, Inc.	10,441	1,420,394
Hand & Machine Tools — 0.3%
Stanley Black & Decker, Inc.	12,138	912,899
Machinery – Construction & Mining — 1.6%
Oshkosh Corp.	61,036	4,290,220
Machinery – Diversified — 0.5%
IMI PLC	104,141	1,292,047
Packaging & Containers — 2.8%
Amcor PLC	156,029	1,674,191
Packaging Corp. of America	37,361	4,195,267
Sonoco Products Co.	27,535	1,562,060
		7,431,518
Shipbuilding — 1.1%
Huntington Ingalls Industries, Inc.	13,945	3,088,818
Transportation — 0.7%
Heartland Express, Inc.	138,412	1,980,676
		39,415,033
Technology — 2.7%
Computers — 1.7%
Amdocs Ltd.	28,321	2,250,103
HP, Inc.	92,128	2,295,830
		4,545,933
Semiconductors — 0.4%
Applied Materials, Inc.	13,123	1,075,168
Software — 0.6%
Electronic Arts, Inc.	4,737	548,118

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Open Text Corp.	47,691	$1,260,950
		1,809,068
		7,430,169
Utilities — 6.9%
Electric — 4.9%
Duke Energy Corp.	2,916	271,246
Edison International	78,211	4,425,178
Evergy, Inc.	10,676	634,155
Eversource Energy	12,849	1,001,708
NorthWestern Corp. (b)	78,618	3,874,295
Pinnacle West Capital Corp.	48,929	3,156,410
		13,362,992
Gas — 2.0%
Atmos Energy Corp.	6,445	656,423
Spire, Inc.	75,641	4,714,704
		5,371,127
		18,734,119

TOTAL COMMON STOCK (Cost $288,790,100)		257,402,837

PREFERRED STOCK — 0.9%
Consumer, Non-cyclical — 0.9%
Household Products & Wares — 0.9%
Henkel AG & Co. KGaA	41,023	2,452,040

TOTAL PREFERRED STOCK (Cost $2,659,139)		2,452,040

TOTAL EQUITIES (Cost $291,449,239)		259,854,877

MUTUAL FUNDS — 1.8%
Diversified Financial Services — 1.8%
iShares Russell Mid-Cap Value ETF	51,303	4,927,653
		4,927,653

TOTAL MUTUAL FUNDS (Cost $5,403,539)		4,927,653

TOTAL LONG-TERM INVESTMENTS (Cost $296,852,778)		264,782,530

	Principal Amount
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (c)	$6,298,287	6,298,287

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $6,298,287)		$6,298,287

TOTAL INVESTMENTS — 100.2% (Cost $303,151,065) (d)		271,080,817

Other Assets/(Liabilities) — (0.2)%		(427,755)

NET ASSETS — 100.0%		$270,653,062

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $3,555,754 or 1.31% of net assets. The Fund received $3,629,512 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $6,298,722. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 3/30/23, and an aggregate market value, including accrued interest, of $6,424,327.
(d)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/30/22	GBP	62,686	USD	$67,046	$3,044
Bank of America N.A.	12/30/22	USD	2,265,861	GBP	2,005,231	23,791
JP Morgan Chase Bank N.A.	12/30/22	EUR	548,795	USD	531,055	10,625
JP Morgan Chase Bank N.A.	12/30/22	USD	16,147,728	EUR	16,435,430	(74,623)
UBS AG	12/30/22	NOK	871,245	USD	81,456	(1,262)
UBS AG	12/30/22	USD	779,404	NOK	8,090,326	34,725
						$(3,700)

Currency Legend

EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
USD	U.S. Dollar

MML Small Cap Growth Equity Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 2.9%
Chemicals — 2.0%
Cabot Corp.	33,058	$2,112,076
Methanex Corp.	19,658	626,500
		2,738,576
Mining — 0.9%
Livent Corp. (a) (b)	40,478	1,240,651
		3,979,227
Communications — 5.7%
Internet — 2.7%
Bumble, Inc. Class A (a) (b)	10,172	218,596
Cargurus, Inc. (a)	66,668	944,685
Criteo SA Sponsored ADR (a)	22,152	598,769
Perficient, Inc. (a)	18,464	1,200,529
Ziff Davis, Inc. (a)	10,968	751,089
		3,713,668
Media — 0.5%
The New York Times Co. Class A	21,588	620,655
Telecommunications — 2.5%
Calix, Inc. (a)	42,778	2,615,447
Viavi Solutions, Inc. (a)	57,712	753,142
		3,368,589
		7,702,912
Consumer, Cyclical — 10.6%
Apparel — 1.9%
Carter's, Inc. (b)	6,844	448,487
Crocs, Inc. (a)	7,691	528,064
Deckers Outdoor Corp. (a)	1,756	548,943
Steven Madden Ltd.	37,292	994,578
		2,520,072
Distribution & Wholesale — 0.7%
WESCO International, Inc. (a)	8,115	968,769
Entertainment — 0.4%
Cinemark Holdings, Inc. (a)	44,497	538,859

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Food Services — 0.6%
Sovos Brands, Inc. (a)	59,623	$849,031
Home Builders — 1.7%
Century Communities, Inc.	16,821	719,602
Skyline Champion Corp. (a)	30,634	1,619,620
		2,339,222
Leisure Time — 0.5%
Acushnet Holdings Corp.	14,494	630,344
Lodging — 0.5%
Boyd Gaming Corp.	14,582	694,832
Retail — 4.3%
Denny's Corp. (a)	44,115	415,122
Nu Skin Enterprises, Inc. Class A	18,905	630,860
Patrick Industries, Inc.	13,955	611,787
Rush Enterprises, Inc. Class A	18,074	792,726
Texas Roadhouse, Inc.	13,442	1,172,949
Victoria's Secret & Co. (a)	21,000	611,520
Wingstop, Inc.	13,227	1,658,930
		5,893,894
		14,435,023
Consumer, Non-cyclical — 27.0%
Beverages — 0.6%
Celsius Holdings, Inc. (a)	8,555	775,767
Biotechnology — 8.7%
Akero Therapeutics, Inc. (a) (b)	12,549	427,294
Amicus Therapeutics, Inc. (a)	63,164	659,432
Apellis Pharmaceuticals, Inc. (a)	14,037	958,727
Blueprint Medicines Corp. (a)	7,881	519,279
Celldex Therapeutics, Inc. (a)	7,753	217,937
Crinetics Pharmaceuticals, Inc. (a)	36,441	715,701
Cytokinetics, Inc. (a)	23,326	1,130,145
Fate Therapeutics, Inc. (a) (b)	7,430	166,506
Halozyme Therapeutics, Inc. (a)	8,232	325,493
Immatics NV (a)	32,826	328,260
Intellia Therapeutics, Inc. (a)	6,550	366,538
Intra-Cellular Therapies, Inc. (a)	9,503	442,175
Karuna Therapeutics, Inc. (a)	2,894	650,947
Kymera Therapeutics, Inc. (a)	19,528	425,125
Mirati Therapeutics, Inc. (a)	2,696	188,289
Myriad Genetics, Inc. (a)	32,073	611,953
PTC Therapeutics, Inc. (a)	10,484	526,297
Relay Therapeutics, Inc. (a)	12,838	287,186
Revolution Medicines, Inc. (a)	35,539	700,829
Rocket Pharmaceuticals, Inc. (a)	36,445	581,662
Sage Therapeutics, Inc. (a)	5,734	224,543
Syndax Pharmaceuticals, Inc. (a)	28,924	695,044
Veracyte, Inc. (a)	24,474	406,268
Zentalis Pharmaceuticals, Inc. (a)	13,250	286,995
		11,842,625

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 4.5%
Cross Country Healthcare, Inc. (a)	26,718	$757,990
H&R Block, Inc.	18,771	798,518
HealthEquity, Inc. (a)	7,771	521,978
Herc Holdings, Inc.	4,500	467,460
R1 RCM, Inc. (a)	66,284	1,228,242
TriNet Group, Inc. (a)	23,107	1,645,681
WillScot Mobile Mini Holdings Corp. (a)	19,432	783,693
		6,203,562
Cosmetics & Personal Care — 1.2%
elf Beauty, Inc. (a)	44,833	1,686,617
Food — 0.7%
Performance Food Group Co. (a)	20,989	901,478
Health Care – Products — 5.9%
Glaukos Corp. (a)	10,784	574,140
Globus Medical, Inc. Class A (a)	23,694	1,411,451
Haemonetics Corp. (a)	28,133	2,082,686
ICU Medical, Inc. (a)	4,703	708,272
Inari Medical, Inc. (a)	12,142	881,995
Inspire Medical Systems, Inc. (a)	6,981	1,238,220
Integra LifeSciences Holdings Corp. (a)	14,402	610,069
Omnicell, Inc. (a)	6,464	562,562
		8,069,395
Health Care – Services — 1.6%
Acadia Healthcare Co., Inc. (a)	19,597	1,532,094
Amedisys, Inc. (a)	7,265	703,179
		2,235,273
Pharmaceuticals — 3.8%
Aclaris Therapeutics, Inc. (a)	25,895	407,587
Alkermes PLC (a)	9,199	205,414
Ascendis Pharma A/S ADR (a)	2,726	281,487
BellRing Brands, Inc. (a)	32,249	664,652
Covetrus, Inc. (a)	56,804	1,186,068
Myovant Sciences Ltd. (a) (b)	23,699	425,634
Owens & Minor, Inc.	57,422	1,383,870
Pacira BioSciences, Inc. (a)	6,764	359,777
Y-mAbs Therapeutics, Inc. (a)	14,253	205,528
		5,120,017
		36,834,734
Energy — 6.8%
Energy – Alternate Sources — 1.0%
First Solar, Inc. (a)	8,087	1,069,668
Maxeon Solar Technologies Ltd. (a) (b)	14,577	346,495
		1,416,163
Oil & Gas — 5.6%
Brigham Minerals, Inc. Class A	57,567	1,420,178

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Chord Energy Corp. (b)	16,519	$2,259,304
Magnolia Oil & Gas Corp. Class A	22,841	452,480
SM Energy Co.	36,660	1,378,782
Viper Energy Partners LP (c)	72,695	2,083,439
		7,594,183
Oil & Gas Services — 0.2%
Aris Water Solution, Inc. Class A (b)	24,323	310,361
		9,320,707
Financial — 16.9%
Banks — 5.3%
Ameris Bancorp	45,098	2,016,331
Atlantic Union Bankshares Corp.	26,373	801,212
Cadence Bank	31,758	806,971
First Interstate BancSystem, Inc. Class A	24,597	992,489
National Bank Holdings Corp. Class A	22,726	840,635
Seacoast Banking Corp. of Florida	27,976	845,714
Synovus Financial Corp.	23,953	898,477
		7,201,829
Diversified Financial Services — 3.2%
Air Lease Corp.	26,713	828,370
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	48,106	1,439,813
PJT Partners, Inc. Class A	6,200	414,284
PRA Group, Inc. (a)	25,866	849,957
StepStone Group, Inc. Class A	30,822	755,447
		4,287,871
Insurance — 2.3%
Assured Guaranty Ltd.	21,647	1,048,797
Kemper Corp.	16,029	661,357
MGIC Investment Corp.	55,298	708,920
Selective Insurance Group, Inc.	8,755	712,657
		3,131,731
Real Estate — 0.6%
McGrath RentCorp	9,902	830,382
Real Estate Investment Trusts (REITS) — 5.5%
Centerspace	9,658	650,176
Douglas Emmett, Inc.	29,863	535,444
Essential Properties Realty Trust, Inc.	73,557	1,430,684
Independence Realty Trust, Inc.	34,175	571,748
National Storage Affiliates Trust	14,038	583,700
Phillips Edison & Co., Inc. (b)	55,805	1,565,330
PotlatchDeltic Corp.	18,024	739,705
Ryman Hospitality Properties, Inc.	11,828	870,422
Xenia Hotels & Resorts, Inc.	43,835	604,485
		7,551,694
		23,003,507

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 16.5%
Aerospace & Defense — 1.6%
Curtiss-Wright Corp.	7,048	$980,800
Mercury Systems, Inc. (a)	15,065	611,639
Spirit AeroSystems Holdings, Inc. Class A	25,037	548,811
		2,141,250
Building Materials — 0.8%
The AZEK Co., Inc (a)	32,997	548,410
Louisiana-Pacific Corp.	10,816	553,671
		1,102,081
Electrical Components & Equipment — 1.2%
Acuity Brands, Inc.	6,322	995,526
Novanta, Inc. (a)	5,065	585,767
		1,581,293
Electronics — 0.3%
Coherent Corp. (a)	10,487	365,472
Engineering & Construction — 2.2%
Comfort Systems USA, Inc.	8,295	807,352
Fluor Corp. (a)	91,163	2,269,047
		3,076,399
Environmental Controls — 1.1%
Casella Waste Systems, Inc. Class A (a)	9,635	736,018
Clean Harbors, Inc. (a)	6,454	709,811
		1,445,829
Hand & Machine Tools — 1.1%
Enerpac Tool Group Corp.	13,658	243,522
Kennametal, Inc.	28,740	591,469
Regal Rexnord Corp.	4,850	680,746
		1,515,737
Machinery – Diversified — 5.9%
Albany International Corp. Class A	9,145	720,900
Applied Industrial Technologies, Inc.	18,055	1,855,693
Cactus, Inc. Class A	22,030	846,613
Chart Industries, Inc. (a) (b)	7,506	1,383,731
Enovis Corp. (a)	12,988	598,357
Flowserve Corp.	26,416	641,909
The Middleby Corp. (a)	4,698	602,143
Zurn Elkay Water Solutions Corp.	57,957	1,419,946
		8,069,292
Metal Fabricate & Hardware — 0.5%
Helios Technologies, Inc.	12,623	638,724
Packaging & Containers — 0.7%
Graphic Packaging Holding Co.	49,851	984,059

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 0.6%
Kirby Corp. (a)	13,812	$839,355
Trucking & Leasing — 0.5%
GATX Corp.	8,376	713,216
		22,472,707
Technology — 10.4%
Computers — 1.8%
Exlservice Holdings, Inc. (a)	6,427	947,083
Rapid7, Inc. (a)	27,213	1,167,437
Varonis Systems, Inc. (a)	12,490	331,235
		2,445,755
Semiconductors — 3.0%
Cirrus Logic, Inc. (a)	9,616	661,581
FormFactor, Inc. (a)	22,430	561,871
MKS Instruments, Inc.	4,825	398,738
Power Integrations, Inc.	11,521	741,031
Synaptics, Inc. (a)	7,969	789,011
Tower Semiconductor Ltd. (a)	21,047	924,805
		4,077,037
Software — 5.6%
DoubleVerify Holdings, Inc. (a)	28,170	770,450
Five9, Inc. (a)	10,617	796,063
Jamf Holding Corp. (a) (b)	79,930	1,771,249
Manhattan Associates, Inc. (a)	5,756	765,721
New Relic, Inc. (a)	10,017	574,775
PowerSchool Holdings, Inc. Class A (a)	27,605	460,727
RingCentral, Inc. Class A (a)	23,338	932,586
Verra Mobility Corp. (a)	97,426	1,497,438
		7,569,009
		14,091,801
Utilities — 1.9%
Electric — 1.4%
Ameresco, Inc. Class A (a)	4,322	287,327
Atlantica Sustainable Infrastructure PLC	27,431	721,435
Portland General Electric Co.	21,100	917,006
		1,925,768
Gas — 0.5%
ONE Gas, Inc.	9,661	680,038
		2,605,806

TOTAL COMMON STOCK (Cost $143,388,938)		134,446,424

TOTAL EQUITIES (Cost $143,388,938)		134,446,424

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.2%

Diversified Financial Services — 2.2%
iShares Russell 2000 ETF	5,987	$987,376
iShares Russell 2000 Growth ETF (b)	2,985	616,671
State Street Navigator Securities Lending Government Money Market Portfolio (d)	1,387,498	1,387,498
		2,991,545

TOTAL MUTUAL FUNDS (Cost $3,077,556)		2,991,545

TOTAL LONG-TERM INVESTMENTS (Cost $146,466,494)		137,437,969

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (e)	$1,653,811	1,653,811

TOTAL SHORT-TERM INVESTMENTS (Cost $1,653,811)		1,653,811

TOTAL INVESTMENTS — 102.1% (Cost $148,120,305) (f)		139,091,780

Other Assets/(Liabilities) — (2.1)%		(2,889,648)

NET ASSETS — 100.0%		$136,202,132

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $6,789,347 or 4.98% of net assets. The Fund received $5,577,052 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $1,653,926. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 9/15/25, and an aggregate market value, including accrued interest, of $1,687,005.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Small Company Value Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.9%
Basic Materials — 1.5%
Chemicals — 1.5%
Element Solutions, Inc.	24,588	$400,047
Minerals Technologies, Inc.	14,035	693,469
		1,093,516
Communications — 1.0%
Advertising — 0.7%
Entravision Communications Corp. Class A	114,020	452,660
Internet — 0.2%
Solo Brands, Inc. Class A (a)	34,044	129,367
Media — 0.1%
Townsquare Media, Inc. Class A (a)	12,543	91,062
		673,089
Consumer, Cyclical — 17.5%
Apparel — 1.9%
Tapestry, Inc.	47,204	1,342,010
Distribution & Wholesale — 1.4%
A-Mark Precious Metals, Inc. (b)	18,599	528,026
KAR Auction Services, Inc. (a)	42,525	475,004
		1,003,030
Entertainment — 1.0%
Accel Entertainment, Inc. (a)	58,211	454,627
Penn Entertainment, Inc. (a)	10,437	287,122
		741,749
Home Builders — 1.8%
Skyline Champion Corp. (a)	23,799	1,258,253
Home Furnishing — 0.2%
Vizio Holding Corp. Class A (a) (b)	14,781	129,186
Leisure Time — 3.7%
Brunswick Corp.	19,338	1,265,672
Malibu Boats, Inc. Class A (a)	14,652	703,150
OneWater Marine, Inc. Class A (a)	20,731	624,210
		2,593,032

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 0.4%
Boyd Gaming Corp.	6,293	$299,861
Retail — 6.9%
Beacon Roofing Supply, Inc. (a) (b)	20,439	1,118,422
Dave & Buster's Entertainment, Inc. (a)	17,333	537,843
GMS, Inc. (a)	20,373	815,124
MarineMax, Inc. (a)	21,883	651,894
Penske Automotive Group, Inc.	12,316	1,212,264
Red Robin Gourmet Burgers, Inc. (a) (b)	25,507	171,662
RH (a) (b)	1,589	391,005
		4,898,214
Textiles — 0.2%
UniFirst Corp.	761	128,023
		12,393,358
Consumer, Non-cyclical — 14.1%
Commercial Services — 8.6%
AMN Healthcare Services, Inc. (a)	2,980	315,761
Barrett Business Services, Inc.	5,372	419,016
The Brink's Co.	27,091	1,312,288
Deluxe Corp.	33,368	555,577
Euronet Worldwide, Inc. (a)	4,593	347,966
EVERTEC, Inc.	47,902	1,501,728
Korn Ferry	23,696	1,112,527
Loomis AB	21,758	533,923
		6,098,786
Cosmetics & Personal Care — 1.9%
Edgewell Personal Care Co.	35,797	1,338,808
Health Care – Products — 1.2%
Patterson Cos., Inc.	31,774	763,211
Zimvie, Inc. (a)	11,022	108,787
		871,998
Health Care – Services — 0.1%
National HealthCare Corp.	652	41,298
Household Products & Wares — 1.6%
Spectrum Brands Holdings, Inc.	28,224	1,101,583
Pharmaceuticals — 0.7%
Embecta Corp.	17,918	515,859
		9,968,332
Energy — 2.6%
Energy – Alternate Sources — 0.8%
Enviva, Inc. (b)	8,843	531,111
Oil & Gas — 0.2%
Earthstone Energy, Inc. Class A (a) (b)	13,876	170,952

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.6%
ChampionX Corp.	57,084	$1,117,134
NCS Multistage Holdings, Inc. (a)	479	10,418
		1,127,552
		1,829,615
Financial — 35.8%
Banks — 23.8%
Ameris Bancorp	23,817	1,064,858
BankUnited, Inc.	28,208	963,867
ConnectOne Bancorp, Inc.	15,977	368,430
F.N.B. Corp.	128,016	1,484,986
First BanCorp	120,439	1,647,606
First Hawaiian, Inc.	4,424	108,963
First Interstate BancSystem, Inc. Class A	12,189	491,826
First Merchants Corp.	7,447	288,050
First Mid Bancshares, Inc.	4,357	139,293
Home BancShares, Inc.	52,240	1,175,922
Independent Bank Corp.	1,846	137,582
Independent Bank Group, Inc.	13,387	821,828
Old National Bancorp	98,019	1,614,373
Origin Bancorp, Inc.	10,135	389,894
PacWest Bancorp	11,041	249,527
Premier Financial Corp.	10,545	271,007
QCR Holdings, Inc.	5,927	301,921
SouthState Corp.	19,477	1,541,020
Towne Bank	14,411	386,647
UMB Financial Corp.	17,290	1,457,374
Valley National Bancorp	109,418	1,181,714
Veritex Holdings, Inc.	27,878	741,276
		16,827,964
Diversified Financial Services — 0.1%
Enact Holdings, Inc.	4,653	103,157
Insurance — 2.1%
Axis Capital Holdings Ltd.	23,783	1,168,935
ProAssurance Corp.	16,508	322,071
		1,491,006
Investment Companies — 1.8%
Compass Diversified Holdings (b)	68,583	1,238,609
Private Equity — 0.3%
Patria Investments Ltd. Class A	16,342	213,263
Real Estate Investment Trusts (REITS) — 5.8%
CareTrust REIT, Inc.	27,361	495,508
Cousins Properties, Inc.	9,967	232,729
Easterly Government Properties, Inc.	15,880	250,428
Four Corners Property Trust, Inc.	25,402	614,474
Getty Realty Corp.	11,773	316,576
Highwoods Properties, Inc.	9,849	265,529
Kite Realty Group Trust	31,579	543,790
National Health Investors, Inc.	8,684	490,906

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NetStreit Corp. (b)	9,975	$177,655
Physicians Realty Trust	15,073	226,698
Sabra Health Care REIT, Inc.	16,138	211,731
Summit Hotel Properties, Inc.	40,143	269,761
		4,095,785
Savings & Loans — 1.9%
Pacific Premier Bancorp, Inc.	32,382	1,002,547
Provident Financial Services, Inc.	17,857	348,211
		1,350,758
		25,320,542
Industrial — 18.9%
Building Materials — 2.1%
Hayward Holdings, Inc. (a)	43,412	385,064
Mohawk Industries, Inc. (a)	4,534	413,456
Tecnoglass, Inc.	32,182	675,500
		1,474,020
Electrical Components & Equipment — 1.4%
Belden, Inc.	15,094	905,942
Graham Corp.	10,695	94,009
		999,951
Electronics — 5.4%
Advanced Energy Industries, Inc.	3,640	281,772
Avnet, Inc.	36,723	1,326,435
Coherent Corp. (a)	44,482	1,550,198
RADA Electronic Industries Ltd. (a) (b)	8,694	83,723
Vontier Corp.	31,784	531,111
		3,773,239
Engineering & Construction — 0.8%
Dycom Industries, Inc. (a)	5,912	564,773
Environmental Controls — 0.3%
CECO Environmental Corp. (a)	18,885	167,132
Charah Solutions, Inc. (a) (b)	32,498	59,472
		226,604
Hand & Machine Tools — 0.2%
Luxfer Holdings PLC	11,432	165,764
Machinery – Diversified — 3.2%
DXP Enterprises, Inc. (a)	12,693	300,570
Enovis Corp. (a)	16,380	754,627
Esab Corp.	12,395	413,497
Gates Industrial Corp. PLC (a)	82,366	803,892
		2,272,586
Metal Fabricate & Hardware — 2.7%
Hillman Solutions Corp. (a)	30,235	227,972

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Timken Co.	28,355	$1,674,079
		1,902,051
Miscellaneous - Manufacturing — 0.1%
DIRTT Environmental Solutions (a) (b)	64,423	27,702
Packaging & Containers — 2.7%
Graphic Packaging Holding Co.	62,516	1,234,066
Karat Packaging, Inc. (a)	5,817	93,014
Pactiv Evergreen, Inc.	68,684	599,611
		1,926,691
		13,333,381
Technology — 6.8%
Semiconductors — 2.8%
Cohu, Inc. (a)	24,592	633,982
Kulicke & Soffa Industries, Inc.	33,816	1,302,930
		1,936,912
Software — 4.0%
Digital Turbine, Inc. (a)	18,202	262,291
Donnelley Financial Solutions, Inc. (a)	21,855	807,979
IBEX Holdings Ltd. (a) (b)	11,954	221,986
Teradata Corp. (a)	50,261	1,561,107
		2,853,363
		4,790,275
Utilities — 1.7%
Electric — 0.8%
ALLETE, Inc.	5,375	269,019
PNM Resources, Inc.	6,623	302,870
		571,889
Gas — 0.9%
Northwest Natural Holding Co.	3,416	148,187
Southwest Gas Holdings, Inc.	7,050	491,737
		639,924
		1,211,813

TOTAL COMMON STOCK (Cost $89,715,551)		70,613,921

TOTAL EQUITIES (Cost $89,715,551)		70,613,921

MUTUAL FUNDS — 1.4%
Diversified Financial Services — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	972,147	972,147

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL MUTUAL FUNDS (Cost $972,147)		$972,147

TOTAL LONG-TERM INVESTMENTS (Cost $90,687,698)		71,586,068

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%

Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (d)	$190,870	190,870

TOTAL SHORT-TERM INVESTMENTS (Cost $190,870)		190,870

TOTAL INVESTMENTS — 101.5% (Cost $90,878,568) (e)		71,776,938

Other Assets/(Liabilities) — (1.5)%		(1,080,530)

NET ASSETS — 100.0%		$70,696,408

Abbreviation Legend

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $3,845,646 or 5.44% of net assets. The Fund received $2,978,037 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $190,883. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 3/30/23, and an aggregate market value, including accrued interest, of $194,736.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	12/30/22	SEK	140,557	USD	12,581	$160
UBS AG	12/30/22	USD	457,865	SEK	5,159,910	(9,851)
						$(9,691)

Currency Legend

SEK	Swedish Krona
USD	U.S. Dollar

MML Small/Mid Cap Value Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.9%
Basic Materials — 5.4%
Chemicals — 1.9%
Huntsman Corp.	60,080	$1,474,363
Innospec, Inc.	11,253	964,045
		2,438,408
Iron & Steel — 2.3%
ATI, Inc. (a)	62,220	1,655,674
Reliance Steel & Aluminum Co.	7,205	1,256,624
		2,912,298
Mining — 1.2%
Cameco Corp.	55,480	1,470,775
		6,821,481
Communications — 2.1%
Internet — 2.1%
Criteo SA Sponsored ADR (a)	56,141	1,517,491
NortonLifeLock, Inc.	56,670	1,141,334
		2,658,825
		2,658,825
Consumer, Cyclical — 14.7%
Airlines — 0.9%
Alaska Air Group, Inc. (a)	30,230	1,183,504
Apparel — 3.5%
Carter's, Inc.	20,340	1,332,880
Ralph Lauren Corp.	19,630	1,667,176
Tapestry, Inc.	50,550	1,437,136
		4,437,192
Auto Parts & Equipment — 1.8%
Dana, Inc.	76,736	877,093
The Goodyear Tire & Rubber Co. (a)	133,880	1,350,849
		2,227,942
Entertainment — 0.4%
Scientific Games Corp. Class A (a)	12,353	529,697

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders — 2.9%
KB Home	41,940	$1,087,085
PulteGroup, Inc.	45,430	1,703,625
Taylor Morrison Home Corp. (a)	35,754	833,783
		3,624,493
Home Furnishing — 0.1%
MillerKnoll, Inc.	11,420	178,152
Lodging — 0.9%
Hilton Grand Vacations, Inc. (a)	32,790	1,078,463
Retail — 4.2%
Dine Brands Global, Inc.	21,011	1,335,459
Papa John's International, Inc.	18,461	1,292,455
Sally Beauty Holdings, Inc. (a)	99,230	1,250,298
Williams-Sonoma, Inc.	11,661	1,374,249
		5,252,461
		18,511,904
Consumer, Non-cyclical — 13.0%
Commercial Services — 4.9%
ADT, Inc.	199,420	1,493,656
Herc Holdings, Inc.	15,280	1,587,286
Korn Ferry	15,470	726,316
Robert Half International, Inc.	14,478	1,107,567
WillScot Mobile Mini Holdings Corp. (a)	31,120	1,255,070
		6,169,895
Food — 2.0%
The Hain Celestial Group, Inc. (a)	68,935	1,163,623
Nomad Foods Ltd. (a)	92,627	1,315,303
		2,478,926
Health Care – Products — 2.4%
Envista Holdings Corp. (a)	50,500	1,656,905
Integra LifeSciences Holdings Corp. (a)	32,230	1,365,263
		3,022,168
Health Care – Services — 3.7%
Acadia Healthcare Co., Inc. (a)	25,560	1,998,281
Pediatrix Medical Group, Inc. (a)	82,910	1,368,844
Syneos Health, Inc. (a)	28,320	1,335,288
		4,702,413
		16,373,402
Energy — 3.5%
Oil & Gas — 3.5%
Helmerich & Payne, Inc.	34,500	1,275,465
HF Sinclair Corp.	30,155	1,623,545

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Magnolia Oil & Gas Corp. Class A	75,030	$1,486,345
		4,385,355
		4,385,355
Financial — 29.6%
Banks — 15.4%
BankUnited, Inc.	46,189	1,578,278
Comerica, Inc.	31,090	2,210,499
First BanCorp	140,700	1,924,776
First Citizens BancShares, Inc. Class A	3,239	2,582,876
First Hawaiian, Inc.	79,780	1,964,981
Synovus Financial Corp.	44,864	1,682,849
Texas Capital Bancshares, Inc. (a)	30,388	1,793,803
Webster Financial Corp.	34,429	1,556,191
Wintrust Financial Corp.	22,940	1,870,757
Zions Bancorp NA	41,958	2,133,984
		19,298,994
Diversified Financial Services — 2.4%
Moelis & Co. Class A	35,126	1,187,610
Stifel Financial Corp.	35,070	1,820,484
		3,008,094
Insurance — 5.2%
American Financial Group, Inc.	13,088	1,608,908
The Hanover Insurance Group, Inc.	12,938	1,657,875
Kemper Corp.	26,680	1,100,817
Reinsurance Group of America, Inc.	5,236	658,741
Selective Insurance Group, Inc.	18,937	1,541,472
		6,567,813
Real Estate Investment Trusts (REITS) — 6.6%
Broadstone Net Lease, Inc. (b)	67,730	1,051,847
Camden Property Trust	14,698	1,755,676
Cousins Properties, Inc.	43,690	1,020,161
CubeSmart	44,014	1,763,201
Physicians Realty Trust	123,473	1,857,034
STAG Industrial, Inc.	31,982	909,248
		8,357,167
		37,232,068
Industrial — 21.4%
Aerospace & Defense — 0.9%
Spirit AeroSystems Holdings, Inc. Class A	53,280	1,167,898
Building Materials — 1.1%
Masonite International Corp. (a)	18,421	1,313,233
Electrical Components & Equipment — 1.0%
Belden, Inc.	20,874	1,252,858

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 2.0%
Avnet, Inc.	36,670	$1,324,520
Sensata Technologies Holding PLC	32,700	1,219,056
		2,543,576
Engineering & Construction — 4.6%
AECOM	30,290	2,070,927
Arcosa, Inc.	33,400	1,909,812
Dycom Industries, Inc. (a)	13,110	1,252,398
Fluor Corp. (a)	20,978	522,143
		5,755,280
Hand & Machine Tools — 1.4%
Regal Rexnord Corp.	12,902	1,810,925
Machinery – Construction & Mining — 2.4%
Oshkosh Corp.	15,981	1,123,305
Vertiv Holdings Co.	188,560	1,832,803
		2,956,108
Metal Fabricate & Hardware — 1.1%
The Timken Co.	23,510	1,388,030
Packaging & Containers — 1.6%
Berry Global Group, Inc. (a)	43,280	2,013,818
Transportation — 5.3%
Kirby Corp. (a)	24,660	1,498,588
Knight-Swift Transportation Holdings, Inc.	40,943	2,003,341
Star Bulk Carriers Corp.	66,270	1,158,400
XPO Logistics, Inc. (a)	44,950	2,001,174
		6,661,503
		26,863,229
Technology — 7.5%
Computers — 2.2%
Genpact Ltd.	27,980	1,224,684
Lumentum Holdings, Inc. (a)	22,270	1,527,054
		2,751,738
Semiconductors — 1.4%
Kulicke & Soffa Industries, Inc.	17,302	666,646
ON Semiconductor Corp. (a)	17,040	1,062,103
		1,728,749
Software — 3.9%
ACI Worldwide, Inc. (a)	69,120	1,444,608
Change Healthcare, Inc. (a)	80,930	2,224,766
CommVault Systems, Inc. (a)	24,296	1,288,660
		4,958,034
		9,438,521

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 2.7%
Electric — 1.7%
IDACORP, Inc.	21,681	$2,146,636
Gas — 1.0%
Southwest Gas Holdings, Inc.	17,150	1,196,212
		3,342,848

TOTAL COMMON STOCK (Cost $137,034,787)		125,627,633

TOTAL EQUITIES (Cost $137,034,787)		125,627,633

MUTUAL FUNDS — 0.9%
Diversified Financial Services — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	1,072,832	1,072,832

TOTAL MUTUAL FUNDS (Cost $1,072,832)		1,072,832

TOTAL LONG-TERM INVESTMENTS (Cost $138,107,619)		126,700,465

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (d)	$1,014,113	1,014,113

TOTAL SHORT-TERM INVESTMENTS (Cost $1,014,113)		1,014,113

TOTAL INVESTMENTS — 101.6% (Cost $139,121,732) (e)		127,714,578

Other Assets/(Liabilities) — (1.6)%		(2,004,336)

NET ASSETS — 100.0%		$125,710,242

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $1,041,318 or 0.83% of net assets. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,014,183. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 3/30/23, and an aggregate market value, including accrued interest, of $1,034,406.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Sustainable Equity Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Basic Materials — 2.3%
Chemicals — 2.3%
Air Products & Chemicals, Inc.	2,476	$576,239
Ecolab, Inc.	3,973	573,781
Linde PLC	5,990	1,614,844
		2,764,864
Communications — 13.6%
Internet — 9.5%
Alphabet, Inc. Class A (a)	59,258	5,668,028
Amazon.com, Inc. (a)	33,577	3,794,201
Booking Holdings, Inc. (a)	352	578,410
CDW Corp.	7,463	1,164,825
Expedia Group, Inc. (a)	3,297	308,896
Uber Technologies, Inc. (a)	9,188	243,482
		11,757,842
Media — 1.2%
Comcast Corp. Class A	14,855	435,697
The Walt Disney Co. (a)	10,766	1,015,557
		1,451,254
Telecommunications — 2.9%
Cisco Systems, Inc.	54,713	2,188,520
Verizon Communications, Inc.	36,114	1,371,248
		3,559,768
		16,768,864
Consumer, Cyclical — 8.5%
Apparel — 0.9%
Deckers Outdoor Corp. (a)	1,455	454,848
NIKE, Inc. Class B	7,535	626,309
		1,081,157
Auto Manufacturers — 2.5%
Cummins, Inc.	5,015	1,020,602
Tesla, Inc. (a)	8,091	2,146,138
		3,166,740

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Parts & Equipment — 0.7%
Aptiv PLC (a)	10,548	$824,959
Retail — 4.4%
Chipotle Mexican Grill, Inc. (a)	218	327,602
Costco Wholesale Corp.	1,820	859,531
The Home Depot, Inc.	7,768	2,143,502
Target Corp.	3,581	531,385
The TJX Cos., Inc.	18,437	1,145,306
Tractor Supply Co.	2,376	441,651
		5,448,977
		10,521,833
Consumer, Non-cyclical — 21.8%
Agriculture — 0.1%
Vital Farms, Inc. (a)	5,603	67,068
Beverages — 1.8%
PepsiCo, Inc.	13,581	2,217,234
Biotechnology — 1.0%
Amgen, Inc.	2,322	523,379
Vertex Pharmaceuticals, Inc. (a)	2,456	711,110
		1,234,489
Commercial Services — 0.9%
S&P Global, Inc.	3,756	1,146,895
Cosmetics & Personal Care — 1.9%
Colgate-Palmolive Co.	7,973	560,103
The Estee Lauder Cos., Inc. Class A	1,496	322,987
The Procter & Gamble Co.	11,352	1,433,190
		2,316,280
Food — 2.6%
The Kroger Co.	19,597	857,369
Mondelez International, Inc. Class A	17,849	978,661
Sysco Corp.	19,723	1,394,613
		3,230,643
Health Care – Products — 2.5%
Edwards Lifesciences Corp. (a)	14,340	1,184,914
Medtronic PLC	2,426	195,899
ResMed, Inc.	1,386	302,564
Thermo Fisher Scientific, Inc.	2,768	1,403,902
		3,087,279
Health Care – Services — 2.7%
Humana, Inc.	1,537	745,737
UnitedHealth Group, Inc.	5,264	2,658,531
		3,404,268

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 8.3%
AbbVie, Inc.	11,241	$1,508,654
Bristol-Myers Squibb Co.	23,941	1,701,966
Cigna Corp.	7,404	2,054,388
CVS Health Corp.	16,118	1,537,174
Merck & Co., Inc.	17,937	1,544,734
Novo Nordisk A/S Class B	8,206	817,925
Zoetis, Inc.	7,166	1,062,646
		10,227,487
		26,931,643
Energy — 4.6%
Oil & Gas — 2.5%
ConocoPhillips	29,928	3,062,831
Oil & Gas Services — 2.1%
Schlumberger NV	72,054	2,586,739
		5,649,570
Financial — 14.3%
Banks — 4.7%
Bank of America Corp.	13,370	403,774
JP Morgan Chase & Co.	15,782	1,649,219
Morgan Stanley	25,424	2,008,750
Regions Financial Corp.	85,905	1,724,114
		5,785,857
Diversified Financial Services — 5.5%
American Express Co.	4,831	651,750
Ameriprise Financial, Inc.	3,498	881,321
BlackRock, Inc.	1,948	1,071,946
Intercontinental Exchange, Inc.	6,983	630,914
Mastercard, Inc. Class A	4,997	1,420,847
Visa, Inc. Class A	11,919	2,117,410
		6,774,188
Insurance — 2.1%
Marsh & McLennan Cos., Inc.	5,727	854,984
Prudential Financial, Inc.	10,556	905,494
The Travelers Cos., Inc.	5,762	882,738
		2,643,216
Real Estate Investment Trusts (REITS) — 2.0%
Prologis, Inc.	24,442	2,483,307
		17,686,568
Industrial — 11.2%
Aerospace & Defense — 1.2%
Lockheed Martin Corp.	3,704	1,430,818

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 1.6%
Johnson Controls International PLC	26,035	$1,281,442
Masco Corp.	13,704	639,840
		1,921,282
Electrical Components & Equipment — 0.2%
Generac Holdings, Inc. (a)	1,732	308,539
Electronics — 2.9%
Agilent Technologies, Inc.	10,499	1,276,154
Honeywell International, Inc.	6,489	1,083,468
Keysight Technologies, Inc. (a)	7,900	1,243,144
		3,602,766
Machinery – Diversified — 1.4%
Cognex Corp.	5,734	237,674
Deere & Co.	1,453	485,142
Rockwell Automation, Inc.	2,148	462,056
Xylem, Inc.	6,852	598,591
		1,783,463
Miscellaneous - Manufacturing — 1.1%
Eaton Corp. PLC	6,846	912,982
Parker-Hannifin Corp.	1,686	408,535
		1,321,517
Packaging & Containers — 0.5%
Ball Corp.	14,037	678,268
Transportation — 2.3%
Norfolk Southern Corp.	3,437	720,567
Union Pacific Corp.	3,189	621,281
United Parcel Service, Inc. Class B	8,933	1,443,037
		2,784,885
		13,831,538
Technology — 19.9%
Computers — 5.8%
Accenture PLC Class A	5,429	1,396,881
Apple, Inc.	41,914	5,792,515
		7,189,396
Semiconductors — 4.2%
Advanced Micro Devices, Inc. (a)	9,442	598,245
Analog Devices, Inc.	9,432	1,314,255
Applied Materials, Inc.	9,984	817,989
ASML Holding NV	1,627	674,866
Globalfoundries, Inc. (a)	5,725	276,804
NVIDIA Corp.	12,598	1,529,271
		5,211,430

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 9.9%
Adobe, Inc. (a)	983	$270,522
Cadence Design Systems, Inc. (a)	3,768	615,804
Electronic Arts, Inc.	4,735	547,887
Microsoft Corp.	40,385	9,405,666
Salesforce, Inc. (a)	5,447	783,496
ServiceNow, Inc. (a)	793	299,445
Workday, Inc. Class A (a)	1,671	254,360
		12,177,180
		24,578,006
Utilities — 2.2%
Electric — 2.2%
NextEra Energy, Inc.	34,395	2,696,912

TOTAL COMMON STOCK (Cost $117,123,156)		121,429,798

TOTAL EQUITIES (Cost $117,123,156)		121,429,798

MUTUAL FUNDS — 1.2%
Diversified Financial Services — 1.2%
SPDR S&P 500 ETF Trust	4,302	1,536,588

TOTAL MUTUAL FUNDS (Cost $1,615,892)		1,536,588

TOTAL LONG-TERM INVESTMENTS (Cost $118,739,048)		122,966,386

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (b)	$835,707	835,707

TOTAL SHORT-TERM INVESTMENTS (Cost $835,707)		835,707

TOTAL INVESTMENTS — 100.3% (Cost $119,574,755) (c)		123,802,093

Other Assets/(Liabilities) — (0.3)%		(370,955)

NET ASSETS — 100.0%		$123,431,138

Abbreviation Legend

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $835,765. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 3/30/23, and an aggregate market value, including accrued interest, of $852,424.
(c)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
JP Morgan Chase Bank N.A.	12/30/22	EUR	21,228	USD	$20,906	$47
JP Morgan Chase Bank N.A.	12/30/22	USD	607,697	EUR	618,524	(2,808)
						$(2,761)

Currency Legend

EUR	Euro
USD	U.S. Dollar

MML Total Return Bond Fund — Portfolio of Investments

September 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.1%
Communications — 0.1%
Telecommunications — 0.1%
Intelsat Emergence SA	7,210	$187,460

TOTAL COMMON STOCK (Cost $676,994)		187,460

TOTAL EQUITIES (Cost $676,994)		187,460

	Principal Amount
BONDS & NOTES — 115.0%
BANK LOANS — 2.0%
Aerospace & Defense — 0.0%
TransDigm, Inc.
2020 Term Loan E, 3 mo. USD LIBOR + 2.250%
5.924% VRN 5/30/25	$48,625	46,585
2020 Term Loan F, 3 mo. USD LIBOR + 2.250%
5.924% VRN 12/09/25	14,777	14,135
		60,720
Airlines — 0.0%
American Airlines, Inc., 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 1.750%
4.871% VRN 1/29/27	34,152	31,334
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
6.533% VRN 4/21/28	22,540	21,472
		52,806
Auto Parts & Equipment — 0.1%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
6.365% VRN 4/30/26	194,908	183,945
Beverages — 0.1%
Naked Juice LLC, Term Loan, 3 mo. SOFR + 3.250%
6.903% VRN 1/24/29	141,732	129,625
Chemicals — 0.0%
Zep, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
7.674% VRN 8/12/24	91,842	79,214

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Services — 0.1%
AI Aqua Merger Sub, Inc.
2022 Term Loan B,
0.000% 7/31/28 (a)	$33,938	$31,499
2022 Delayed Draw Term loan,
0.000% 7/31/28 (a)	7,713	7,159
Amentum Government Services Holdings LLC, Term Loan B, 1 mo. USD LIBOR + 4.000%, 3 mo. USD LIBOR + 4.000%, 6 mo. USD LIBOR + 4.000%
8.170% - 8.170% VRN 1/29/27	29,310	27,893
Element Materials Technology Group US Holdings, Inc.
2022 USD Delayed Draw Term Loan,
0.000% 7/06/29 (a) (b)	9,469	8,865
2022 USD Term Loan,
0.000% 7/06/29 (a)	20,517	19,209
Pre-Paid Legal Services, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 3.750%
6.820% VRN 12/15/28	44,023	41,712
Prime Security Services Borrower, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
5.303% VRN 9/23/26	46,999	45,450
Safe Fleet Holdings LLC, 2022 Term Loan, 1 mo. SOFR + 3.750%
6.826% VRN 2/23/29	13,118	12,331
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
7.144% VRN 3/04/28	112,839	98,710
Trans Union, LLC, 2021 Term Loan B6, 1 mo. USD LIBOR + 2.250%
5.365% VRN 12/01/28	52,254	50,523
TruGreen Ltd. Partnership, 2020 Term Loan, 1 mo. USD LIBOR + 4.000%
7.115% VRN 11/02/27	24,220	22,828
		366,179
Computers — 0.0%
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
6.865% VRN 2/01/28	29,826	28,215
Cosmetics & Personal Care — 0.0%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 3 mo. USD LIBOR + 3.750%
7.424% VRN 10/01/26	48,767	45,259
Diversified Financial Services — 0.1%
Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, 1 mo. SOFR CME + 3.750%
6.784% VRN 4/09/27	59,050	55,606
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, 3 mo. USD LIBOR + 2.000%
5.674% VRN 11/05/28	175,000	170,625
		226,231
Electronics — 0.0%
II-VI, Inc., 2022 Term Loan B, 1 mo. USD LIBOR + 2.750%
5.314% VRN 7/02/29	16,823	16,262
Ingram Micro, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
7.174% VRN 6/30/28	54,206	52,716
		68,978
Entertainment — 0.0%
Penn National Gaming, Inc., 2022 Term Loan B, 1 mo. SOFR + 2.750%
5.884% VRN 5/03/29	22,461	21,556

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Scientific Games International, Inc., 2022 USD Term Loan, 1 mo. SOFR CME + 3.000%
5.906% VRN 4/14/29	$45,484	$44,097
		65,653
Food — 0.0%
Hostess Brands LLC, 2019 Term Loan, 1 mo. USD LIBOR + 2.250%, 3 mo. USD LIBOR + 2.250%
5.056% - 5.365% VRN 8/03/25	126,416	122,009
Health Care – Products — 0.1%
Avantor Funding, Inc., 2021 Term Loan B5, 1 mo. USD LIBOR + 2.250%
5.365% VRN 11/08/27	126,704	123,081
Bausch & Lomb, Inc., Term Loan, 1 mo. SOFR + 3.250%
6.098% VRN 5/10/27	16,060	14,911
Medline Borrower LP, USD Term Loan B, 1 mo. USD LIBOR + 3.250%
6.365% VRN 10/23/28	249,375	228,879
		366,871
Insurance — 0.2%
Acrisure, LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
6.615% VRN 2/15/27	99,237	90,512
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
5.365% VRN 2/19/28	491,698	469,459
Asurion, LLC, 2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%
6.365% VRN 12/23/26	57,584	48,695
		608,666
Internet — 0.1%
NortonLifeLock, Inc., 2022 Term Loan B, 3 mo. SOFR + 2.000%
4.848% VRN 9/12/29	250,000	239,875
Proofpoint, Inc., 1st Lien Term Loan, 3 mo. USD LIBOR + 3.250%
6.320% VRN 8/31/28	5,000	4,685
		244,560
Lodging — 0.1%
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%
5.865% VRN 12/23/24	95,986	93,596
Fertitta Entertainment, LLC, 2022 Term Loan B,
0.000% 1/27/29 (a)	124,688	115,465
		209,061
Media — 0.2%
Diamond Sports Group LLC, 2022 2nd Lien Term Loan, 1 mo. SOFR + 3.250%
5.945% VRN 8/24/26	64,183	12,240
DirecTV Financing, LLC, Term Loan, 1 mo. USD LIBOR + 5.000%
8.115% VRN 8/02/27	154,700	143,736
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. USD LIBOR + 2.500%
5.318% VRN 1/31/28	275,000	262,015
		417,991

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Metal Fabricate & Hardware — 0.0%
AZZ, Inc., Term Loan B,
0.000% 5/13/29 (a)	$11,605	$11,276
Packaging & Containers — 0.1%
Berry Global, Inc., 2021 Term Loan Z, 3 mo. USD LIBOR + 1.750%
4.178% VRN 7/01/26	151,015	146,025
Pharmaceuticals — 0.3%
Change Healthcare Holdings LLC, 2017 Term Loan B, 3 mo. USD PRIME + 1.500%
7.750% 3/01/24	37,231	37,086
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD LIBOR + 1.750%
4.314% VRN 8/01/27	175,361	166,484
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD LIBOR + 4.000%
7.674% VRN 10/01/27	99,242	94,355
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 mo. USD LIBOR + 2.000%
5.115% VRN 11/15/27	280,004	265,265
Horizon Therapeutics USA, Inc., 2021 Term Loan B2, 1 mo. USD LIBOR + 1.750%
4.875% VRN 3/15/28	120,691	115,638
Jazz Financing Lux SARL, USD Term Loan, 1 mo. USD LIBOR + 3.500%
6.615% VRN 5/05/28	140,482	135,565
Organon & Co., USD Term Loan, 3 mo. USD LIBOR + 3.000%
6.188% VRN 6/02/28	159,436	155,450
		969,843
Retail — 0.1%
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
7.924% VRN 4/15/28	237,000	190,074
Whatabrands LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%
6.365% VRN 8/03/28	223,313	206,173
		396,247
Semiconductors — 0.0%
Entegris, Inc., 2022 Term Loan B, 1 mo. SOFR + 3.000%, 3 mo. SOFR + 3.000%
5.597% - 6.047% VRN 7/06/29	60,000	59,467
Software — 0.2%
Athenahealth, Inc.
2022 Delayed Draw Term Loan,
0.000% 2/15/29 (a) (b)	38,894	34,771
2022 Term Loan B, 1 mo. SOFR CME + 3.500%,
6.576% VRN 2/15/29	228,898	204,635
CDK Global, Inc., 2022 USD Term Loan B, 3 mo. SOFR + 4.500%,
6.610% VRN 7/06/29	138,833	133,485
Mitnick Corporate Purchaser, Inc., Term Loan,
0.000% 5/02/29 (a)	14,500	13,666
RealPage, Inc., 1st Lien Term Loan,
0.000% 4/24/28 (a)	14,500	13,562
Sophia, L.P., 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
7.174% VRN 10/07/27	21,493	20,633
		420,752

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 0.2%
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 1.750%
4.865% VRN 3/01/27	$464,973	$440,925
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B, 1 mo. SOFR + 4.250%
7.284% VRN 3/09/27	113,403	98,235
		539,160
Transportation — 0.0%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD LIBOR + 2.000%
5.674% VRN 12/30/26	28,229	27,401

TOTAL BANK LOANS (Cost $6,179,566)		5,846,154

CORPORATE DEBT — 29.1%
Aerospace & Defense — 0.2%
The Boeing Co.
1.167% 2/04/23	660,000	651,846
Agriculture — 0.8%
BAT Capital Corp.
4.390% 8/15/37	400,000	285,187
4.540% 8/15/47	1,050,000	695,735
5.650% 3/16/52	215,000	163,969
Imperial Brands Finance PLC
3.125% 7/26/24 (c)	320,000	306,160
3.500% 7/26/26 (c)	225,000	203,952
Imperial Tobacco Finance PLC
4.250% 7/21/25 (c)	415,000	398,234
Reynolds American, Inc.
5.850% 8/15/45	315,000	247,144
		2,300,381
Banks — 11.0%
Bank of America Corp.
SOFR + .910% 1.658% VRN 3/11/27	755,000	654,436
SOFR + 1.370% 1.922% VRN 10/24/31	110,000	81,211
SOFR + 1.060% 2.087% VRN 6/14/29	1,000,000	813,095
SOFR + 1.220% 2.299% VRN 7/21/32	240,000	179,110
SOFR + 1.210% 2.572% VRN 10/20/32	515,000	393,703
SOFR + 2.150% 2.592% VRN 4/29/31	140,000	110,984
SOFR + 1.320% 2.687% VRN 4/22/32	120,000	93,472
SOFR + 1.330% 2.972% VRN 2/04/33	200,000	156,276
3 mo. USD LIBOR + .790% 3.004% VRN 12/20/23	1,180,000	1,173,773
3 mo. USD LIBOR + .810% 3.366% VRN 1/23/26	415,000	393,334
3 mo. USD LIBOR + 1.040% 3.419% VRN 12/20/28	470,000	417,076
3 mo. USD LIBOR + 1.070% 3.970% VRN 3/05/29	485,000	439,005
Citigroup, Inc.
SOFR + .770% 1.462% VRN 6/09/27	985,000	838,946
SOFR + 1.167% 2.561% VRN 5/01/32	580,000	445,046
SOFR + 2.107% 2.572% VRN 6/03/31	255,000	200,481
SOFR + 1.422% 2.976% VRN 11/05/30	150,000	123,233
SOFR + 1.351% 3.057% VRN 1/25/33	300,000	236,151
SOFR + 1.280% 3.070% VRN 2/24/28	190,000	169,206
SOFR + 2.842% 3.106% VRN 4/08/26	335,000	314,028
3 mo. USD LIBOR + .897% 3.352% VRN 4/24/25	85,000	81,990

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse Group AG
SOFR + .980% 1.305% VRN 2/02/27 (c)	$495,000	$401,861
SOFR + 1.730% 3.091% VRN 5/14/32 (c)	825,000	578,453
3 mo. USD LIBOR + 1.410% 3.869% VRN 1/12/29 (c)	65,000	53,041
SOFR + 3.920% 6.537% VRN 8/12/33 (c)	990,000	889,544
DNB Bank ASA 1 year CMT + .680%
1.605% VRN 3/30/28 (c) (d)	635,000	528,877
The Goldman Sachs Group, Inc.
SOFR + .486% 0.925% VRN 10/21/24	530,000	503,467
1.217% 12/06/23	1,030,000	987,701
SOFR + .798% 1.431% VRN 3/09/27	500,000	430,007
SOFR + .818% 1.542% VRN 9/10/27	1,450,000	1,225,516
SOFR + .913% 1.948% VRN 10/21/27	125,000	106,941
SOFR + 1.090% 1.992% VRN 1/27/32	140,000	103,458
SOFR + 1.248% 2.383% VRN 7/21/32	415,000	312,760
SOFR + 1.264% 2.650% VRN 10/21/32	200,000	153,160
3.200% 2/23/23	145,000	144,224
3 mo. USD LIBOR + 1.201% 3.272% VRN 9/29/25	325,000	309,664
HSBC Holdings PLC
SOFR + 1.732% 2.013% VRN 9/22/28	1,585,000	1,267,462
SOFR + 1.285% 2.206% VRN 8/17/29	610,000	472,244
SOFR + 1.187% 2.804% VRN 5/24/32	365,000	267,843
3 mo. USD LIBOR + 1.211% 3.803% VRN 3/11/25	110,000	106,346
SOFR + 2.870% 5.402% VRN 8/11/33	200,000	177,760
JP Morgan Chase & Co.
SOFR + .580% 0.697% VRN 3/16/24	165,000	161,529
3 mo. TSFR + .580% 0.969% VRN 6/23/25	1,060,000	980,724
SOFR + .885% 1.578% VRN 4/22/27	500,000	432,021
SOFR + 1.015% 2.069% VRN 6/01/29	250,000	202,791
SOFR + 1.180% 2.545% VRN 11/08/32	375,000	284,422
SOFR + 1.250% 2.580% VRN 4/22/32	605,000	468,361
SOFR + 1.510% 2.739% VRN 10/15/30	230,000	186,941
SOFR + 1.170% 2.947% VRN 2/24/28	1,145,000	1,012,874
3 mo. USD LIBOR + 1.245% 3.960% VRN 1/29/27	185,000	174,642
Lloyds Banking Group PLC
1 year CMT + .850% 1.627% VRN 5/11/27	515,000	437,835
3 mo. USD LIBOR + 1.205% 3.574% VRN 11/07/28	720,000	631,747
1 year CMT + 3.500% 3.870% VRN 7/09/25	220,000	212,181
1 year CMT + 2.300% 4.976% VRN 8/11/33	225,000	196,515
Macquarie Group Ltd.
SOFR + 1.532% 2.871% VRN 1/14/33 (c)	1,045,000	784,897
SOFR + 2.405% 4.442% VRN 6/21/33 (c)	240,000	204,446
Morgan Stanley
SOFR + .509% 0.791% VRN 1/22/25	285,000	267,032
SOFR + .560% 1.164% VRN 10/21/25	1,300,000	1,184,447
SOFR + .879% 1.593% VRN 5/04/27	505,000	435,420
SOFR + 1.020% 1.928% VRN 4/28/32	235,000	171,482
SOFR + 1.178% 2.239% VRN 7/21/32	160,000	120,190
SOFR + 1.360% 2.484% VRN 9/16/36	495,000	354,549
SOFR + 1.200% 2.511% VRN 10/20/32	355,000	271,150
Natwest Group PLC 3 mo. USD LIBOR + 1.762%
4.269% VRN 3/22/25	775,000	753,656
Santander UK Group Holdings PLC
SOFR + .787% 1.089% VRN 3/15/25	540,000	498,675
1 year CMT + 1.250% 1.532% VRN 8/21/26	710,000	615,678
SOFR + .989% 1.673% VRN 6/14/27	120,000	99,780
SOFR + 1.220% 2.469% VRN 1/11/28	200,000	166,546
3 mo. USD LIBOR + 1.080% 3.373% VRN 1/05/24	445,000	442,139

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Santander UK PLC
5.000% 11/07/23 (c)	$435,000	$430,411
UBS Group AG Registered 1 year CMT + 1.550%
4.488% VRN 5/12/26 (c)	200,000	192,785
Wells Fargo & Co.
SOFR + 2.100% 2.393% VRN 6/02/28	1,400,000	1,201,197
3 mo. TSFR + 1.432% 2.879% VRN 10/30/30	490,000	402,452
SOFR + 1.500% 3.350% VRN 3/02/33	1,285,000	1,041,606
SOFR + 1.510% 3.526% VRN 3/24/28	655,000	593,518
SOFR + 2.100% 4.897% VRN 7/25/33	280,000	256,915
SOFR + 4.502% 5.013% VRN 4/04/51	150,000	129,127
		32,335,566
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	880,000	762,657
Bacardi Ltd.
4.450% 5/15/25 (c)	700,000	671,129
Constellation Brands, Inc.
4.750% 5/09/32	330,000	307,374
		1,741,160
Chemicals — 0.1%
International Flavors & Fragrances, Inc.
5.000% 9/26/48	380,000	317,185
Commercial Services — 0.3%
Global Payments, Inc.
5.400% 8/15/32	225,000	207,831
5.950% 8/15/52	126,000	111,025
Rent-A-Center, Inc.
6.375% 2/15/29 (c) (d)	35,000	27,300
S&P Global, Inc.
4.750% 8/01/28 (c)	385,000	375,945
WASH Multifamily Acquisition, Inc.
5.750% 4/15/26 (c)	35,000	32,278
		754,379
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300% 1/30/32	615,000	461,886
3.500% 1/15/25	1,000,000	939,858
American Express Co.
2.550% 3/04/27	385,000	343,045
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (c)	389,000	305,668
2.875% 2/15/25 (c)	335,000	303,080
3.950% 7/01/24 (c)	130,000	123,010
Capital One Financial Corp. SOFR + 1.790%
3.273% VRN 3/01/30	535,000	447,532
Intercontinental Exchange, Inc.
4.600% 3/15/33	420,000	390,889
ORIX Corp.
5.200% 9/13/32	305,000	289,778
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (c)	320,000	318,109

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.500% 2/15/24 (c)	$82,000	$80,054
		4,002,909
Electric — 1.2%
Duke Energy Carolinas LLC
4.000% 9/30/42	1,000,000	804,248
Florida Power & Light Co.
3.990% 3/01/49	495,000	400,326
Jersey Central Power & Light Co.
4.700% 4/01/24 (c)	800,000	787,557
6.400% 5/15/36	425,000	414,653
MidAmerican Energy Co.
4.800% 9/15/43	1,400,000	1,258,505
		3,665,289
Engineering & Construction — 0.1%
Artera Services LLC
9.033% 12/04/25 (c)	95,000	76,475
Heathrow Funding Ltd.
1.875% 3/14/34 EUR (c) (e)	380,000	261,821
		338,296
Entertainment — 0.5%
Caesars Entertainment, Inc.
4.625% 10/15/29 (c) (d)	75,000	57,306
8.125% 7/01/27 (c) (d)	100,000	95,509
Warnermedia Holdings, Inc.
4.279% 3/15/32 (c)	190,000	156,280
5.050% 3/15/42 (c)	905,000	677,252
5.141% 3/15/52 (c)	715,000	518,768
		1,505,115
Environmental Controls — 0.1%
Waste Pro USA, Inc.
5.500% 2/15/26 (c)	175,000	154,233
Food — 0.8%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
4.375% 2/02/52 (c)	135,000	90,485
5.750% 4/01/33 (c)	400,000	362,000
6.500% 12/01/52 (c)	415,000	369,786
Kraft Heinz Foods Co.
4.875% 10/01/49	480,000	395,662
5.000% 6/04/42	360,000	312,755
Pilgrim's Pride Corp.
3.500% 3/01/32 (c)	360,000	270,919
5.875% 9/30/27 (c)	30,000	29,175
Post Holdings, Inc.
5.750% 3/01/27 (c)	150,000	143,072
Smithfield Foods, Inc.
2.625% 9/13/31 (c)	635,000	466,734
		2,440,588

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.2%
PerkinElmer, Inc.
2.250% 9/15/31	$800,000	$601,281
Health Care – Services — 1.8%
Aetna, Inc.
2.800% 6/15/23	485,000	478,753
Centene Corp.
2.450% 7/15/28	488,000	397,339
3.000% 10/15/30	453,000	358,749
4.250% 12/15/27	230,000	209,950
CommonSpirit Health
2.782% 10/01/30	495,000	394,889
3.910% 10/01/50	75,000	53,351
Fresenius Medical Care US Finance III, Inc.
1.875% 12/01/26 (c)	340,000	284,169
HCA, Inc.
2.375% 7/15/31	90,000	66,545
3.625% 3/15/32 (c)	70,000	56,565
4.125% 6/15/29	345,000	302,458
4.625% 3/15/52 (c)	332,000	249,401
5.000% 3/15/24	287,000	285,104
5.250% 6/15/49	775,000	630,269
5.500% 6/15/47	470,000	397,102
Humana, Inc.
2.150% 2/03/32	435,000	330,387
Molina Healthcare, Inc.
3.875% 11/15/30 (c)	90,000	75,534
3.875% 5/15/32 (c)	190,000	155,637
4.375% 6/15/28 (c)	300,000	270,750
Universal Health Services, Inc.
1.650% 9/01/26 (c)	385,000	322,761
		5,319,713
Household Products & Wares — 0.0%
Central Garden & Pet Co.
5.125% 2/01/28	123,000	110,731
Insurance — 0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 10/15/27 (c) (d)	35,000	30,163
Aon Corp. / Aon Global Holdings PLC
3.900% 2/28/52	190,000	140,848
Athene Global Funding
1.985% 8/19/28 (c)	555,000	438,014
3.205% 3/08/27 (c) (d)	135,000	119,378
SOFR + .700% 3.442% FRN 5/24/24 (c)	505,000	495,517
Farmers Exchange Capital 3 mo. USD LIBOR + 3.454%
5.454% VRN 10/15/54 (c)	970,000	893,480
Teachers Insurance & Annuity Association of America
3.300% 5/15/50 (c)	225,000	153,405
4.270% 5/15/47 (c)	130,000	105,583
Willis North America, Inc.
2.950% 9/15/29	290,000	238,502
		2,614,890

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 0.1%
Netflix, Inc.
4.625% 5/15/29 EUR (e)	$150,000	$137,123
Tencent Holdings Ltd.
3.680% 4/22/41 (c)	335,000	240,296
		377,419
Machinery – Diversified — 0.0%
OT Merger Corp.
7.875% 10/15/29 (c) (d)	45,000	30,487
Media — 0.8%
Cable One, Inc.
4.000% 11/15/30 (c)	75,000	58,105
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	92,000	81,310
4.800% 3/01/50	330,000	238,089
4.908% 7/23/25	205,000	199,937
5.250% 4/01/53	265,000	202,533
5.375% 5/01/47	95,000	73,494
5.750% 4/01/48	280,000	226,018
Cox Communications, Inc.
2.600% 6/15/31 (c)	385,000	298,331
CSC Holdings LLC
5.375% 2/01/28 (c)	280,000	244,521
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375% 8/15/26 (c)	665,000	130,673
Time Warner Cable, Inc.
5.500% 9/01/41	535,000	419,984
5.875% 11/15/40	170,000	139,964
		2,312,959
Miscellaneous - Manufacturing — 0.2%
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	440,000	394,937
General Electric Co.
6.750% 3/15/32	162,000	174,962
		569,899
Oil & Gas — 0.5%
KazMunay Gas National Co.
4.750% 4/19/27 (c)	200,000	167,210
Pertamina Persero PT
3.100% 8/27/30 (c)	200,000	163,059
Petroleos Mexicanos
5.950% 1/28/31	50,000	33,770
6.625% 6/15/35	900,000	575,100
7.690% 1/23/50	115,000	70,898
Saudi Arabian Oil Co.
1.625% 11/24/25 (c)	200,000	179,933
Shell International Finance BV
3.750% 9/12/46	25,000	19,025
Transocean Guardian Ltd.
5.875% 1/15/24 (c)	82,505	77,687

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Transocean Poseidon Ltd.
6.875% 2/01/27 (c)	$85,750	$78,461
		1,365,143
Oil & Gas Services — 0.1%
Transocean Proteus Ltd.
6.250% 12/01/24 (c)	127,350	119,709
USA Compression Partners LP/USA Compression Finance Corp.
6.875% 4/01/26	30,000	27,480
		147,189
Packaging & Containers — 0.6%
Amcor Finance USA, Inc.
3.625% 4/28/26	650,000	607,180
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.250% 8/15/27 (c)	190,000	117,838
5.250% 8/15/27 (c) (d)	200,000	124,040
Berry Global, Inc.
1.570% 1/15/26	410,000	357,310
4.875% 7/15/26 (c)	330,000	310,200
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (c)	30,000	28,500
Trivium Packaging Finance BV
5.500% 8/15/26 (c)	320,000	286,217
		1,831,285
Pharmaceuticals — 1.2%
AbbVie, Inc.
4.450% 5/14/46	400,000	325,122
4.500% 5/14/35	390,000	347,147
Bayer US Finance II LLC
4.375% 12/15/28 (c)	893,000	817,490
4.625% 6/25/38 (c)	795,000	657,947
4.875% 6/25/48 (c)	210,000	171,478
Cigna Corp.
3.400% 3/15/51	250,000	170,502
4.125% 11/15/25	60,000	58,283
CVS Health Corp.
5.050% 3/25/48	1,090,000	956,278
Embecta Corp.
5.000% 2/15/30 (c)	200,000	171,666
Endo DAC / Endo Finance LLC / Endo Finco, Inc.
6.000% 6/30/28 (c) (f)	37,000	2,035
		3,677,948
Pipelines — 1.1%
Energy Transfer LP
4.950% 6/15/28	300,000	279,564
5.000% 5/15/50	380,000	296,061
5.150% 3/15/45	400,000	314,702
5.350% 5/15/45	50,000	40,220
5.400% 10/01/47	394,000	318,982
5.500% 6/01/27	254,000	247,241
Galaxy Pipeline Assets Bidco Ltd.
2.160% 3/31/34 (c)	369,880	303,743

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	$300,000	$251,453
Rockies Express Pipeline LLC
4.800% 5/15/30 (c)	250,000	205,000
4.950% 7/15/29 (c)	200,000	171,559
Ruby Pipeline LLC
8.000% STEP 4/01/22 (c)	431,818	358,409
TransMontaigne Partners LP/TLP Finance Corp.
6.125% 2/15/26	181,000	151,135
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (c)	365,000	313,126
		3,251,195
Real Estate — 0.0%
Vonovia SE
1.500% 6/14/41 EUR (c) (e)	100,000	53,057
Real Estate Investment Trusts (REITS) — 1.3%
CapLand Ascendas REIT
0.750% 6/23/28 EUR (c) (e)	185,000	138,807
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	45,000	37,581
5.250% 6/01/25	205,000	198,149
5.300% 1/15/29	310,000	282,689
5.375% 4/15/26	735,000	703,035
Healthcare Realty Holdings LP
2.000% 3/15/31	240,000	176,208
2.400% 3/15/30	195,000	149,315
3.100% 2/15/30	190,000	155,545
Hudson Pacific Properties LP
3.250% 1/15/30	90,000	71,628
5.950% 2/15/28 (d)	255,000	244,337
Iron Mountain, Inc.
5.250% 7/15/30 (c)	160,000	132,395
SL Green Operating Partnership LP
3.250% 10/15/22	500,000	499,799
VICI Properties LP
3.750% 2/15/27 (c)	20,000	17,517
3.875% 2/15/29 (c)	185,000	155,198
4.500% 9/01/26 (c)	100,000	91,396
4.500% 1/15/28 (c)	50,000	44,359
4.625% 6/15/25 (c)	25,000	23,519
4.950% 2/15/30	20,000	18,074
5.125% 5/15/32	330,000	292,512
5.625% 5/15/52	164,000	135,675
5.750% 2/01/27 (c)	120,000	113,074
		3,680,812
Retail — 0.0%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.750% 1/15/30 (c) (d)	35,000	26,606
The Michaels Cos., Inc.
5.250% 5/01/28 (c)	170,000	119,337
		145,943

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Savings & Loans — 0.3%
Nationwide Building Society
SOFR + 1.290% 2.972% VRN 2/16/28 (c)	$340,000	$292,404
3 mo. USD LIBOR + 1.064% 3.766% VRN 3/08/24 (c)	525,000	519,143
3 mo. USD LIBOR + 1.392% 4.363% VRN 8/01/24 (c)	190,000	187,489
		999,036
Semiconductors — 0.2%
Broadcom, Inc.
4.300% 11/15/32	360,000	302,195
TSMC Global Ltd.
4.625% 7/22/32 (c)	200,000	189,443
		491,638
Software — 0.3%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750% 3/01/25 (c)	128,000	127,522
Oracle Corp.
2.800% 4/01/27	140,000	123,469
2.875% 3/25/31	195,000	153,723
3.950% 3/25/51	753,000	499,464
		904,178
Telecommunications — 2.4%
AT&T, Inc.
3.800% 12/01/57	1,357,000	916,858
4.750% 5/15/46	710,000	595,159
5.250% 3/01/37	270,000	248,604
CommScope, Inc.
4.750% 9/01/29 (c)	73,000	59,543
Intelsat Jackson Holdings S.A.
6.500% 3/15/30 (c) (d)	1,052,000	894,411
Intelsat Jackson Holdings S.A., Escrow
8.500% 10/15/24 (g) (h) (i)	171,000	—
9.750% 7/15/25 (g) (h) (i)	585,000	—
Level 3 Financing, Inc.
3.400% 3/01/27 (c)	60,000	50,250
3.875% 11/15/29 (c)	460,000	363,005
Lumen Technologies, Inc.
5.375% 6/15/29 (c)	385,000	286,118
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 3/20/25 (c)	881,250	868,614
T-Mobile USA, Inc.
2.550% 2/15/31	900,000	712,749
3.750% 4/15/27	375,000	346,238
3.875% 4/15/30	345,000	305,903
4.375% 4/15/40	290,000	236,184
Verizon Communications, Inc.
2.550% 3/21/31	330,000	263,767
Vodafone Group PLC
4.875% 6/19/49	452,000	355,324

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.250% 5/30/48	$600,000	$496,882
		6,999,609

TOTAL CORPORATE DEBT (Cost $101,606,647)		85,691,359

MUNICIPAL OBLIGATIONS — 1.0%
California State University
Revenue Bond, 2.274% 11/01/34	180,000	132,773
Revenue Bond, 2.374% 11/01/35	20,000	14,575
City of New York NY, General Obligation
5.206% 10/01/31	750,000	749,487
Jersey City Municipal Utilities Authority, Revenue Bond
5.470% 5/15/27	635,000	646,234
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond
2.450% 11/01/34	560,000	414,322
New York State Dormitory Authority, Revenue Bond
5.289% 3/15/33	750,000	756,330
University of California, Revenue Bond
2.247% 5/15/34	290,000	215,607
University of Michigan, Revenue Bond
3.504% 4/01/52	140,000	107,293
		3,036,621

TOTAL MUNICIPAL OBLIGATIONS (Cost $3,712,919)		3,036,621

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.0%
Commercial Mortgage-Backed Securities — 3.9%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.227% VRN 8/10/38 (c) (j)	620,000	563,242
BX Commercial Mortgage Trust
Series 2019-XL, Class A, 1 mo. USD LIBOR + .920% 3.738% FRN 10/15/36 (c)	1,189,796	1,171,963
Series 2022-CSMO, Class A, 1 mo. TSFR + 2.115% 4.960% FRN 6/15/27 (c)	692,000	688,563
BX Trust
Series 2019-OC11, Class A, 3.202% 12/09/41 (c)	180,000	149,832
Series 2022-VAMF, Class C, 1 mo. TSFR + 1.580% 4.425% FRN 1/15/39 (c)	443,000	424,286
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, 1 mo. TSFR + 3.188%
6.034% FRN 3/15/35 (c)	894,000	851,626
CALI Mortgage Trust, Series 2019-101C, Class A
3.957% 3/10/39 (c)	415,000	366,001
CPT Mortgage Trust, Series 2019-CPT, Class A
2.865% 11/13/39 (c)	355,000	288,963
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (c)	375,000	309,236
GS Mortgage Securities Corp. II, Series 2021-ARDN, Class A, 1 mo. USD LIBOR + 1.250%
4.068% FRN 11/15/36 (c)	1,570,000	1,512,560
GS Mortgage-Backed Securities Trust
3.000% 1/25/53 (c)	2,000,000	1,704,736
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 3.041% VRN 12/10/41 (c) (j)	375,000	315,986

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-30HY, Class A, 3.228% 7/10/39 (c)	$385,000	$331,474
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (c)	385,000	331,694
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (c)	255,000	203,884
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (c)	490,000	401,894
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A,
3.961% VRN 1/15/32 (c) (j)	670,000	639,553
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1,
3.872% VRN 1/05/43 (c) (j)	655,000	500,860
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR, Class E,
3.989% VRN 9/15/31 (c) (j)	702,000	575,372
		11,331,725
Home Equity Asset-Backed Securities — 0.7%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2005-4, Class M2, 1 mo. USD LIBOR + .705%
3.789% FRN 10/25/35	780,000	727,376
Citigroup Mortgage Loan Trust, Series 2006-HE2, Class M1, 1 mo. USD LIBOR + .435%
3.519% FRN 8/25/36	508,245	503,824
Morgan Stanley Capital, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD LIBOR + .580%
3.664% FRN 1/25/36	957,098	924,572
		2,155,772
Other Asset-Backed Securities — 4.4%
Aimco CLO Ltd.
Series 2020-11A, Class AR, 3 mo. USD LIBOR + 1.130% 3.870% FRN 10/17/34 (c)	750,000	715,301
Series 2015-AA, Class BR2, 3 mo. USD LIBOR + 1.600% 4.340% FRN 10/17/34 (c)	1,100,000	1,026,810
Allegro CLO XII Ltd., Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.250%
3.982% FRN 1/21/32 (c)	850,000	828,465
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class A, 3 mo. USD LIBOR + 1.100%
3.612% FRN 7/15/33 (c)	800,000	771,388
Dryden Senior Loan Fund, Series 2013-26A, Class AR, 3 mo. USD LIBOR + .900%
3.412% FRN 4/15/29 (c)	887,917	871,870
Eaton Vance Ltd., Series 2020-1A, Class AR, 3 mo. USD LIBOR + 1.170%
3.682% FRN 10/15/34 (c)	990,000	947,824
Flatiron CLO Ltd., Series 2021-1A, Class B, 3 mo. USD LIBOR + 1.600%
4.338% FRN 7/19/34 (c)	850,000	788,298
GSAMP Trust, Series 2005-HE5, Class M3, 1 mo. USD LIBOR + .690%
3.774% FRN 11/25/35	486,370	478,320
HPS Loan Management Ltd., Series 2021-16A, Class A1, 3 mo. USD LIBOR + 1.140%
3.923% FRN 1/23/35 (c)	1,000,000	951,858
LCM LP, Series 21A, Class AR, 3 mo. USD LIBOR + .880%
3.590% FRN 4/20/28 (c)	232,961	230,721
Magnetite Ltd., Series 2012-7A, Class A1R2, 3 mo. USD LIBOR + .800%
3.312% FRN 1/15/28 (c)	917,285	899,914

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MF1 Ltd., Series 2021-FL7, Class AS, 1 mo. USD LIBOR + 1.450%
4.443% FRN 10/16/36 (c)	$850,000	$815,932
Progress Residential Trust
Series 2020-SFR3, Class F, 2.796% 10/17/27 (c)	360,000	318,739
Series 2021-SFR2, Class F, 3.395% 4/19/38 (c)	1,150,000	982,503
Series 2021-SFR10, Class F, 4.608% 12/17/40 (c)	479,000	390,918
Rockford Tower CLO Ltd., Series 2021-1A, Class A1, 3 mo. USD LIBOR + 1.170%
3.880% FRN 7/20/34 (c)	850,000	812,896
Saxon Asset Securities Trust, Series 2007-2, Class A2C, 1 mo. USD LIBOR + .240%
3.324% FRN 5/25/47	1,580,463	1,121,311
		12,953,068
Student Loans Asset-Backed Securities — 2.8%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%
3.784% FRN 7/25/56 (c)	355,910	342,298
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .200%
3.841% FRN 3/28/35	1,154,661	1,141,985
Nelnet Student Loan Trust, Series 2015-1A, Class A, 1 mo. USD LIBOR + .590%
3.674% FRN 4/25/46 (c)	677,090	660,182
SLM Student Loan Trust
Series 2007-7, Class A4, 3 mo. USD LIBOR + .330% 3.113% FRN 1/25/28	599,590	577,420
Series 2012-7, Class A3, 1 mo. USD LIBOR + .650% 3.734% FRN 5/26/26	652,259	624,769
Series 2012-2, Class A, 1 mo. USD LIBOR + .700% 3.784% FRN 1/25/29	760,899	722,692
Series 2008-6, Class A4, 3 mo. USD LIBOR + 1.100% 3.883% FRN 7/25/23	910,283	889,848
Series 2012-1, Class A3, 1 mo. USD LIBOR + .950% 4.034% FRN 9/25/28	633,669	612,368
Series 2008-9, Class A, 3 mo. USD LIBOR + 1.500% 4.283% FRN 4/25/23	656,545	648,499
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 4.633% FRN 7/25/73	700,000	690,438
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 5.033% FRN 10/25/83	1,430,000	1,378,200
		8,288,699
Whole Loan Collateral Collateralized Mortgage Obligations — 6.2%
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 6 mo. USD LIBOR + 2.000%
5.566% FRN 6/25/45	332,072	318,227
Angel Oak Mortgage Trust
Series 2021-7, Class A1, 1.978% VRN 10/25/66 (c) (j)	234,925	196,314
Series 2022-6,Class A1, 4.300% 7/25/67 (c)	900,000	849,327
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4,
3.377% VRN 3/25/37 (j)	226,228	200,565
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 year CMT + 2.400%
5.410% FRN 10/25/35	177,461	171,630
COLT Mortgage Loan Trust, Series 2021-6, Class A1,
1.907% VRN 12/25/66 (c) (j)	795,997	688,810
Countrywide Alternative Loan Trust
Series 2006-OA6, Class 1A2, 1 mo. USD LIBOR + .420% 3.504% FRN 7/25/46	854,685	762,124
Series 2005-31, Class 2A1, 1 mo. USD LIBOR + .600% 3.684% FRN 8/25/35	856,992	780,526
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A,
3.850% VRN 9/25/57 (c) (j)	834,759	795,376

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Deephaven Residential Mortgage Trust, Series 2021-4, Class A1,
1.931% VRN 11/25/66 (c) (j)	$1,560,766	$1,341,434
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 1A3, 1 mo. USD LIBOR + .500%
3.584% FRN 2/25/35	1,441,087	1,350,560
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1,
3.041% VRN 11/25/35 (j)	205,799	163,437
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A
3.750% 10/25/57 (c)	703,561	677,794
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200%
3.193% FRN 11/19/36	1,615,181	1,271,306
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD LIBOR + .520%
3.604% FRN 4/25/35	459,852	424,278
IndyMac Index Mortgage Loan Trust
Series 2005-AR19, Class A1, 3.047% VRN 10/25/35 (j)	663,242	538,832
Series 2006-AR27, Class 1A3, 1 mo. USD LIBOR + .540% 3.624% FRN 10/25/36	1,264,897	576,397
JP Morgan Mortgage Trust, Series 2021-13, Class A3,
2.500% VRN 4/25/52 (c) (j)	1,752,611	1,393,052
MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A3, 12 mo. MTA + .740%
1.844% FRN 1/25/47	1,250,566	1,215,450
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. USD LIBOR + 1.070%
4.154% FRN 2/25/35	587,978	569,021
Opteum Mortgage Acceptance Corp., 1 mo. USD LIBOR + .750%
3.834% FRN 11/25/35	1,450,000	1,346,460
Washington Mutual Mortgage Pass-Through Certificates
Series 2005-AR15, Class A1A1, 1 mo. USD LIBOR + .520% 3.604% FRN 11/25/45	1,667,422	1,482,488
Series 2005-AR13, Class A1A1, 1 mo. USD LIBOR + .580% 3.664% FRN 10/25/45	343,809	321,303
Series 2005-AR2, Class 2A21, 1 mo. USD LIBOR + .660% 3.744% FRN 1/25/45	278,665	269,092
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1 Class 3A2
5.750% 2/25/36	510,476	453,321
		18,157,124

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $56,134,824)		52,886,388

SOVEREIGN DEBT OBLIGATIONS — 1.2%
Abu Dhabi Government International Bond
2.500% 9/30/29 (c)	200,000	174,016
Airport Authority
3.250% 1/12/52	405,000	292,596
Brazilian Government International Bond
2.875% 6/06/25	200,000	187,088
3.875% 6/12/30	200,000	165,317
CBB International Sukuk Co.
6.875% 10/05/25 (c)	200,000	206,513
Chile Government International Bond
2.550% 1/27/32 (d)	224,000	175,822
Colombia Government International Bond
4.500% 1/28/26	200,000	183,050

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Dominican Republic International Bond
4.500% 1/30/30	$200,000	$157,241
Hungary Government International Bond
2.125% 9/22/31	200,000	136,529
Mexico Government International Bond
2.659% 5/24/31 (d)	288,000	221,008
3.750% 1/11/28	300,000	275,615
Oman Government International Bond
5.625% 1/17/28 (c)	200,000	185,815
Panama Government International Bond
2.252% 9/29/32	200,000	141,212
3.160% 1/23/30	200,000	163,315
Peruvian Government International Bond
2.844% 6/20/30	80,000	65,568
4.125% 8/25/27 (d)	200,000	189,211
Qatar Government International Bond
4.500% 4/23/28 (c)	200,000	197,366
Republic of South Africa Government International Bond
5.875% 4/20/32	250,000	206,278
Republic of Turkey International Bond
3.250% 3/23/23 (d)	200,000	197,600
Romanian Government International Bond
3.000% 2/14/31 (c)	110,000	77,966
		3,599,126

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $4,420,168)		3,599,126

U.S. Government Agency Obligations and Instrumentalities (k) — 37.1%
Collateralized Mortgage Obligations — 1.0%
Federal Home Loan Mortgage Corp.
Series 4818, Class CA, 3.000% 4/15/48	154,822	139,672
Series 4639, Class HZ, 3.250% STEP 4/15/53	1,600,532	1,283,103
Series 4846, Class PA, 4.000% 6/15/47	73,459	73,960
Federal National Mortgage Association
Pool #BV8477 3.000% 5/01/52	615,449	536,200
Series 2018-57, Class QA, 3.500% 5/25/46	100,573	100,708
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	274,448	251,448
Series 2018-55, Class PA, 3.500% 1/25/47	88,652	88,987
Government National Mortgage Association
Series 2018-124, Class NW, 3.500% 9/20/48	273,138	251,740
Series 2019-15, Class GT, 3.500% 2/20/49	166,164	153,545
		2,879,363
Pass-Through Securities — 34.8%
Federal Home Loan Mortgage Corp.
Pool #QE0312 2.000% 4/01/52	1,223,439	991,780
Pool #SD8194 2.500% 2/01/52	1,648,900	1,388,345
Pool #SD8205 2.500% 4/01/52	1,776,073	1,494,034
Pool #SD8212 2.500% 5/01/52	1,715,147	1,442,783
Pool #G18592 3.000% 3/01/31	176,570	167,765
Pool #G18627 3.000% 1/01/32	562,002	531,870
Pool #G08710 3.000% 6/01/46	101,977	90,490
Pool #ZM1779 3.000% 9/01/46	517,320	458,608
Pool #G08726 3.000% 10/01/46	762,910	676,975

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G08732 3.000% 11/01/46	$278,579	$246,939
Pool #G08741 3.000% 1/01/47	768,036	680,084
Pool #G07848 3.500% 4/01/44	1,251,436	1,157,104
Pool #G60023 3.500% 4/01/45	1,153,341	1,068,566
Pool #G08711 3.500% 6/01/46	335,224	308,279
Pool #G08716 3.500% 8/01/46	473,217	435,181
Pool #G67700 3.500% 8/01/46	569,085	527,077
Pool #G08722 3.500% 9/01/46	83,662	76,938
Pool #G08742 3.500% 1/01/47	381,902	350,727
Pool #G08757 3.500% 4/01/47	98,564	90,457
Pool #G67703 3.500% 4/01/47	822,862	761,350
Pool #G67706 3.500% 12/01/47	747,075	689,360
Pool #ZA5103 3.500% 12/01/47	3,830	3,505
Pool #G67707 3.500% 1/01/48	2,082,763	1,926,417
Pool #G08800 3.500% 2/01/48	34,318	31,410
Pool #G67708 3.500% 3/01/48	182,465	168,483
Pool #G67710 3.500% 3/01/48	952,944	876,050
Pool #G08816 3.500% 6/01/48	276,804	253,257
Pool #G61556 3.500% 8/01/48	493,554	453,728
Pool #G60344 4.000% 12/01/45	613,076	582,057
Pool #G67711 4.000% 3/01/48	670,312	634,093
Pool #G67713 4.000% 6/01/48	2,782	2,632
Pool #G08843 4.500% 10/01/48	130,459	126,278
Pool #G08833 5.000% 7/01/48	92,858	92,067
Pool #G08844 5.000% 10/01/48	80,261	79,501
Federal National Mortgage Association
Pool #MA4152 2.000% 10/01/40	826,528	701,020
Pool #MA4176 2.000% 11/01/40	1,607,320	1,363,248
Pool #MA4333 2.000% 5/01/41	195,705	165,254
Pool #MA4492 2.000% 12/01/51	1,787,927	1,450,500
Pool #BQ6913 2.000% 12/01/51	2,331,255	1,891,288
Pool #BQ7006 2.000% 1/01/52	3,619,096	2,936,080
Pool #FS1598 2.000% 4/01/52	1,661,530	1,347,438
Pool #BL6060 2.455% 4/01/40	570,000	414,052
Pool #MA4512 2.500% 1/01/52	1,759,449	1,481,425
Pool #MA4548 2.500% 2/01/52	1,676,421	1,411,517
Pool #MA4563 2.500% 3/01/52	1,712,282	1,441,176
Pool #MA1607 3.000% 10/01/33	302,409	276,688
Pool #MA3811 3.000% 10/01/49	211,250	182,719
Pool #AB4262 3.500% 1/01/32	269,902	253,118
Pool #MA1512 3.500% 7/01/33	130,165	122,153
Pool #MA1148 3.500% 8/01/42	731,748	688,303
Pool #CA0996 3.500% 1/01/48	132,984	122,138
Pool #MA3305 3.500% 3/01/48	26,307	24,054
Pool #BL1132 3.730% 1/01/29	920,000	887,381
Pool #MA1146 4.000% 8/01/42	298,216	287,129
Pool #AS9830 4.000% 6/01/47	132,664	125,046
Pool #MA3027 4.000% 6/01/47	201,102	189,554
Pool #AS9972 4.000% 7/01/47	127,305	119,915
Pool #931504 4.500% 7/01/39	42,686	42,063
Pool #CA1710 4.500% 5/01/48	457,294	442,788
Pool #CA1711 4.500% 5/01/48	150,140	145,377
Pool #CA2208 4.500% 8/01/48	257,176	248,696
Pool #AD6374 5.000% 5/01/40	8,874	8,917
Pool #AI2733 5.000% 5/01/41	85,091	85,606
Pool #977014 5.500% 5/01/38	9,470	9,728
Pool #985524 5.500% 6/01/38	13,186	13,557
Pool #988578 5.500% 8/01/38	105,145	108,038

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #995482 5.500% 1/01/39	$60,688	$62,339
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	614,034	551,504
Pool #MA4718 3.000% 9/20/47	66,971	60,130
Pool #MA4836 3.000% 11/20/47	234,784	210,728
Pool #MA6209 3.000% 10/20/49	192,738	167,209
Pool #MA3521 3.500% 3/20/46	239,775	221,001
Pool #MA3597 3.500% 4/20/46	74,405	68,579
Pool #MA3663 3.500% 5/20/46	109,086	100,544
Pool #MA3937 3.500% 9/20/46	89,625	82,579
Pool #MA4127 3.500% 12/20/46	327,006	301,299
Pool #MA4262 3.500% 2/20/47	331,324	305,277
Pool #MA4382 3.500% 4/20/47	85,068	78,381
Pool #MA4719 3.500% 9/20/47	105,094	96,766
Pool #MA4837 3.500% 11/20/47	217,282	199,997
Pool #MA4900 3.500% 12/20/47	785,963	723,439
Pool #MA4653 4.000% 8/20/47	41,170	38,936
Pool #MA4838 4.000% 11/20/47	173,082	163,634
Pool #MA4901 4.000% 12/20/47	75,443	71,301
Pool #MA5078 4.000% 3/20/48	259,752	245,248
Pool #MA5466 4.000% 9/20/48	287,346	270,314
Pool #MA5399 4.500% 8/20/48	526,180	509,723
Pool #MA3666 5.000% 5/20/46	86,187	86,737
Pool #MA4199 5.000% 1/20/47	87,551	87,818
Pool #MA4454 5.000% 5/20/47	140,982	141,662
Pool #MA4722 5.000% 9/20/47	155,873	156,429
Government National Mortgage Association II TBA 2.500% 10/20/52 (l)	5,225,000	4,489,826
Uniform Mortgage Backed Securities TBA
2.000% 10/13/52 (l)	5,825,000	4,716,430
2.000% 11/14/52 (l)	11,300,000	9,149,027
2.500% 11/10/51 (l)	8,450,000	7,094,369
2.500% 10/13/52 (l)	5,225,000	4,387,775
3.000% 10/13/52 (l)	8,125,000	7,068,750
3.500% 10/13/52 (l)	2,200,000	1,979,313
4.000% 10/13/52 (l)	3,650,000	3,384,805
4.500% 10/13/52 (l)	10,550,000	10,042,281
5.000% 10/13/52 (l)	7,550,000	7,349,453
		102,513,759
U.S. Agencies Notes — 1.3%
Federal Home Loan Banks 1.040% 6/14/24	4,110,000	3,881,809

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $117,106,883)		109,274,931

U.S. TREASURY OBLIGATIONS — 26.6%
U.S. Treasury Bonds & Notes — 26.6%
U.S. Treasury Bond
2.000% 11/15/41	16,757,000	11,994,347
2.375% 2/15/42	6,330,000	4,852,341
3.000% 8/15/52	6,592,000	5,692,810
U.S. Treasury Inflation Index
0.125% 2/15/52	572,583	359,855
U.S. Treasury Inflation Index
0.625% 7/15/32	405,837	367,845
U.S. Treasury Note

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.750% 7/31/27	$8,475,000	$7,985,701
2.750% 8/15/32	1,674,000	1,530,141
3.000% 7/31/24	5,185,000	5,070,768
3.250% 8/31/24 (d)	8,810,000	8,653,416
3.250% 6/30/27	310,000	298,981
3.500% 9/15/25	3,935,000	3,855,685
4.125% 9/30/27	17,015,000	17,088,896
4.250% 9/30/24	10,370,000	10,379,382
		78,130,168

TOTAL U.S. TREASURY OBLIGATIONS (Cost $83,494,395)		78,130,168

TOTAL BONDS & NOTES (Cost $372,655,402)		338,464,747

	Number of Shares
RIGHTS — 0.0%
Communications — 0.0%
Intelsat Jackson Holdings S.A. (g) (h) (i)	755	—
Intelsat Jackson Holdings S.A. (g) (h) (i)	755	—
		—

TOTAL RIGHTS (Cost $0)		—

MUTUAL FUNDS — 2.0%
Diversified Financial Services — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio
(m)	5,840,515	5,840,515

TOTAL MUTUAL FUNDS (Cost $5,840,515)		5,840,515

TOTAL LONG-TERM INVESTMENTS (Cost $379,172,911)		344,492,722

	Principal Amount
SHORT-TERM INVESTMENTS — 6.2%
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/22, 0.830%, due 10/03/22 (n)	$6,539,142	6,539,142
U.S. Treasury Bill — 4.0%
U.S. Treasury Bill
1.445% 11/03/22 (o)	2,910,000	2,903,338
1.494% 11/17/22 (o)	3,550,000	3,537,473
2.279% 12/15/22 (d) (o)	830,000	825,289

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.791% 3/16/23 (o)	$4,490,000	$4,414,912
		11,681,012

TOTAL SHORT-TERM INVESTMENTS (Cost $18,228,756)		18,220,154

TOTAL INVESTMENTS — 123.3% (Cost $397,401,667) (p)		362,712,876

Less Unfunded Loan Commitments — (0.0)%		(46,830)

NET INVESTMENTS — 123.3% (Cost $397,354,837)		362,666,046

Other Assets/(Liabilities) — (23.3)%		(68,503,074)

NET ASSETS — 100.0%		$294,162,972

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at September 30, 2022 where the rate will be determined at time of settlement.
(b)	Unfunded or partially unfunded loan commitments.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2022, the aggregate market value of these securities amounted to $56,429,315 or 19.18% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2022, was $6,371,605 or 2.17% of net assets. The Fund received $668,102 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2022, these securities amounted to a value of $2,035 or 0.00% of net assets.
(g)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2022, these securities amounted to a value of $0 or 0.00% of net assets.
(h)	Investment is valued using significant unobservable inputs.
(i)	Non-income producing security.
(j)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2022.
(k)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(l)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(m)	Represents investment of security lending cash collateral. (Note 2).
(n)	Maturity value of $6,539,594. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 3/30/23, and an aggregate market value, including accrued interest, of $6,669,979.
(o)	The rate shown represents yield-to-maturity.
(p)	See Note 3 for aggregate cost for federal tax purposes.

MML Total Return Bond Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	10/07/22	USD	667,042	EUR	647,000	32,821
Citibank N.A.	10/07/22	EUR	103,000	USD	$101,996	$(1,031)
Goldman Sachs International	10/07/22	USD	67,615	EUR	66,000	2,919
						$34,709

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 2 Year	12/30/22	275	$57,330,084	$(847,662)
Short
U.S. Treasury Ultra 10 Year	12/20/22	23	$(2,776,868)	$51,727

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 1.950%	Annually	6/10/24	USD	19,270,000	$(711,364)	$—	$(711,364)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.073%	Semi-Annually	7/24/25	USD	3,875,000	(224,643)	—	(224,643)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.034%	Semi-Annually	7/24/25	USD	5,725,000	(335,997)	—	(335,997)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.026%	Semi-Annually	7/24/25	USD	7,750,000	(455,983)	—	(455,983)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.390%	Semi-Annually	9/28/25	USD	15,085,000	(756,750)	—	(756,750)
Fixed 1.808%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/24/53	USD	325,000	85,752	—	85,752
Fixed 1.785%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/24/53	USD	475,000	127,308	—	127,308
Fixed 1.773%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/24/53	USD	650,000	175,716	—	175,716
Fixed 1.870%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	9/28/53	USD	1,285,000	317,940	—	317,940
							$(1,778,021)	$—	$(1,778,021)

Currency Legend

EUR	Euro
USD	U.S. Dollar

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MML Series Investment Fund (the ‘‘Trust’’) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a ‘‘Fund’’ or collectively as the ‘‘Funds’’):

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds Growth Fund (“MML American Funds Growth Fund”)

MML American Funds International Fund (“MML American Funds International Fund”)

MML American Funds Core Allocation Fund (“MML American Funds Core Allocation Fund”)

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Equity Fund (“Fundamental Equity Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML International Equity Fund (“International Equity Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

MML Sustainable Equity Fund (formerly known as MML Growth & Income Fund) (“Sustainable Equity Fund”)

MML Total Return Bond Fund (“Total Return Bond Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the Allocation Funds (as defined below), which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets in shares of series of the Trust and MML Series Investment Fund II advised by MML Investment Advisers, LLC (“MML Advisers”) and non-affiliated mutual funds (together, the “MML Underlying Funds”).

MML American Funds Growth Fund and MML American Funds International Fund (each a “Feeder Fund,” collectively the “Feeder Funds”) invest all of their assets in Class 1 shares of the Growth and International Funds, respectively, each a series of the American Funds Insurance Series (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Fund has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Funds is directly affected by the performance of the Master Funds. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the “American Underlying Funds” and collectively with the MML Underlying Funds, the “Underlying Funds”).

Notes to Portfolio of Investments (Unaudited) (Continued)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund or Master Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the Allocation Funds, Feeder Funds, and MML American Funds Core Allocation Fund is based upon the net asset value(s) of its corresponding Master Fund or Underlying Funds, as applicable. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds and Master Funds, as applicable, explain the valuation methods for the Underlying Funds and Master Funds, including the circumstances under which the Underlying Funds or Master Funds, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds or Master Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Notes to Portfolio of Investments (Unaudited) (Continued)

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Allocation Funds, Feeder Funds, and MML American Funds Core Allocation Fund characterized all investments at Level 1, as of September 30, 2022. The Focused Equity Fund, Fundamental Value Fund, Income & Growth Fund, Large Cap Growth Fund, Small Cap Growth Equity Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2022. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of September 30, 2022, for the remaining Funds’ investments:

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$372,128,283	$1,742,394	*	$853,463	$374,724,140
Preferred Stock	—	—		750,440	750,440
Corporate Debt	—	694,200		—	694,200
Mutual Funds	746,025	—		—	746,025
Short-Term Investments	101	653,944		—	654,045
Total Investments	$372,874,409	$3,090,538		$1,603,903	$377,568,850

Equity Income Fund

Asset Investments
Common Stock	$332,025,270	$9,810,240	*	$—	$341,835,510
Preferred Stock	4,643,684	—		—	4,643,684
Mutual Funds	7,494,141	—		—	7,494,141
Short-Term Investments	1,083	3,710,635		—	3,711,718
Total Investments	$344,164,178	$13,520,875		$—	$357,685,053

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$526,513,584	$240,840	$—	$526,754,424
Short-Term Investments	—	856,435	—	856,435
Total Investments	$526,513,584	$1,097,275	$—	$527,610,859
Liability Derivatives
Futures Contracts	$(326,570)	$—	$—	$(326,570)

Foreign Fund

Asset Investments
Common Stock*
Australia	$535,428	$5,757,957	$—	$6,293,385
Austria	—	277,578	—	277,578
Belgium	—	4,867,096	—	4,867,096
Canada	1,104,081	—	—	1,104,081
Cayman Islands	—	4,411,891	—	4,411,891
Finland	—	1,046,612	—	1,046,612
France	—	16,352,367	—	16,352,367
Germany	—	16,335,512	—	16,335,512
Ireland	1,806,253	4,853,414	—	6,659,667
Israel	1,601,886	—	—	1,601,886
Italy	—	461,162	—	461,162
Japan	—	31,675,020	—	31,675,020
Luxembourg	—	1,203,888	—	1,203,888
Netherlands	3,110,961	6,307,418	—	9,418,379
Norway	—	1,186,299	—	1,186,299
Republic of Korea	—	2,329,527	—	2,329,527
Singapore	—	2,429,909	—	2,429,909
Sweden	—	3,540,374	—	3,540,374
Switzerland	—	15,513,066	—	15,513,066
United Kingdom	585,750	25,712,488	—	26,298,238
Mutual Funds	542,891	—	—	542,891
Total Investments	$9,287,250	$144,261,578	$—	$153,548,828

Fundamental Equity Fund

Asset Investments
Common Stock	$162,657,199	$1,135,147	*	$—	$163,792,346
Short-Term Investments	—	3,311,502		—	3,311,502
Total Investments	$162,657,199	$4,446,649		$—	$167,103,848

Global Fund

Asset Investments
Common Stock*
Austria	$—	$322,749	$—	$322,749
Canada	4,970,662	—	—	4,970,662
Denmark	—	658,072	—	658,072
France	—	13,310,420	—	13,310,420
Germany	—	4,897,124	—	4,897,124
Ireland	10,886,432	2,673,412	—	13,559,844
Israel	1,238,157	—	—	1,238,157
Japan	—	2,336,357	—	2,336,357
Mexico	354,761	—	—	354,761
Netherlands	—	3,079,849	—	3,079,849
Republic of Korea	—	961,904	—	961,904
Spain	—	863,791	—	863,791
Sweden	—	1,641,808	—	1,641,808
Switzerland	—	11,091,629	—	11,091,629
United Kingdom	438,993	8,608,364	—	9,047,357
United States	54,333,291	—	—	54,333,291
Mutual Funds	1,865,477	—	—	1,865,477
Warrants	47,039	—	—	47,039
Short-Term Investments	—	967,743	—	967,743
Total Investments	$74,134,812	$51,413,222	$—	$125,548,034

Notes to Portfolio of Investments (Unaudited) (Continued)

International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$733,894	$—	$733,894
Belgium	—	1,719,242	—	1,719,242
Canada	6,790,107	—	—	6,790,107
Cayman Islands	592,602	3,217,289	—	3,809,891
Denmark	—	4,699,320	—	4,699,320
Finland	—	448,061	—	448,061
France	—	32,172,254	—	32,172,254
Germany	—	27,445,668	—	27,445,668
Hong Kong	—	2,754,788	—	2,754,788
India	682,930	379,441	—	1,062,371
Ireland	2,196,300	1,741,711	—	3,938,011
Israel	1,808,451	—	—	1,808,451
Italy	—	4,511,457	—	4,511,457
Japan	—	19,812,679	—	19,812,679
Mexico	386,284	—	—	386,284
Netherlands	—	8,263,771	—	8,263,771
Portugal	—	872,188	—	872,188
Republic of Korea	—	693,037	—	693,037
Singapore	—	1,884,277	—	1,884,277
Spain	—	1,725,143	—	1,725,143
Sweden	—	2,480,611	—	2,480,611
Switzerland	—	25,044,497	—	25,044,497
Taiwan	1,664,020	—	—	1,664,020
United Kingdom	678,165	22,971,946	—	23,650,111
United States	1,133,506	—	—	1,133,506
Preferred Stock*
Republic of Korea	—	780,924	—	780,924
Mutual Funds	1,946,139	—	—	1,946,139
Short-Term Investments	—	2,108,048	—	2,108,048
Total Investments	$17,878,504	$166,460,246	$—	$184,338,750

Managed Volatility Fund

Asset Investments
Common Stock	$95,980,571	$39,794	$—		$96,020,365
Corporate Debt	—	—	—	+	—
Purchased Options	1,918,756	—	—		1,918,756
Short-Term Investments	—	5,457,606	—		5,457,606
Total Investments	$97,899,327	$5,497,400	$—		$103,396,727
Liability Derivatives
Written Options	(976,160)	—	—		(976,160)

Mid Cap Growth Fund

Asset Investments
Common Stock	$285,174,596	$—	$2,441,215	$287,615,811
Preferred Stock	—	—	1,532,443	1,532,443
Mutual Funds	302,555	—	—	302,555
Short-Term Investments	102	10,547,084	—	10,547,186
Total Investments	$285,477,253	$10,547,084	$3,973,658	$299,997,995

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$238,451,921	$18,950,916	*	$—	$257,402,837
Preferred Stock	—	2,452,040	*	—	2,452,040
Mutual Funds	4,927,653	—		—	4,927,653
Short-Term Investments	—	6,298,287		—	6,298,287
Total Investments	$243,379,574	$27,701,243		$—	$271,080,817
Asset Derivatives
Forward Contracts	$—	$72,185		$—	$72,185
Liability Derivatives
Forward Contracts	$—	$(75,885)		$—	$(75,885)

Small Company Value Fund

Asset Investments
Common Stock	$70,079,998	$533,923	*	$—	$70,613,921
Mutual Funds	972,147	—		—	972,147
Short-Term Investments	—	190,870		—	190,870
Total Investments	$71,052,145	$724,793		$—	$71,776,938
Asset Derivatives
Forward Contracts	$—	$160		$—	$160
Liability Derivatives
Forward Contracts	$—	$(9,851)		$—	$(9,851)

Sustainable Equity Fund

Asset Investments
Common Stock	$119,937,007	$1,492,791	*	$—	$121,429,798
Mutual Funds	1,536,588	—		—	1,536,588
Short-Term Investments	—	835,707		—	835,707
Total Investments	$121,473,595	$2,328,498		$—	$123,802,093
Asset Derivatives
Forward Contracts	$—	$47		$—	$47
Liability Derivatives
Forward Contracts	$—	$(2,808)		$—	$(2,808)

Notes to Portfolio of Investments (Unaudited) (Continued)

Total Return Bond Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$187,460	$—	$—		$187,460
Bank Loans (Less Unfunded Loan Commitments)	—	5,802,518	—		5,802,518
Corporate Debt	—	85,691,359	—	+	85,691,359
Municipal Obligations	—	3,036,621	—		3,036,621
Non-U.S. Government Agency Obligations	—	52,886,388	—		52,886,388
Sovereign Debt Obligations	—	3,599,126	—		3,599,126
U.S. Government Agency Obligations and Instrumentalities	—	109,274,931	—		109,274,931
U.S. Treasury Obligations	—	78,130,168	—		78,130,168
Rights	—	—	—	+	—
Mutual Funds	5,840,515	—	—		5,840,515
Short-Term Investments	—	18,220,154	—		18,220,154
Unfunded Loan Commitments**	—	(3,194)	—		(3,194)
Total Investments	$6,027,975	$356,638,071	$—		$362,666,046
Asset Derivatives
Forward Contracts	$—	$35,740	$—		$35,740
Futures Contracts	51,727	—	—		51,727
Swap Agreements	—	706,716	—		706,716
Total	$51,727	$742,456	$—		$794,183
Liability Derivatives
Forward Contracts	$—	$(1,031)	$—		$(1,031)
Futures Contracts	(847,662)	—	—		(847,662)
Swap Agreements	—	(2,484,737)	—		(2,484,737)
Total	$(847,662)	$(2,485,768)	$—		$(3,333,430)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.

+	Represents a security at $0 value as of September 30, 2022.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the SEC’s EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the Allocation Funds, Feeder Funds, and MML American Funds Core Allocation Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2022, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Notes to Portfolio of Investments (Unaudited) (Continued)

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the Foreign Fund and the International Equity Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Allocation Funds, Feeder Funds, and MML American Funds Core Allocation Fund, may also invest in foreign securities. In addition, certain Underlying Funds or Master Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At September 30, 2022, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$379,057,116	$65,298	$(82,613,127)	$(82,547,829)
Balanced Allocation Fund	429,239,210	170,591	(89,690,888)	(89,520,297)
Moderate Allocation Fund	1,575,456,041	–	(352,261,378)	(352,261,378)
Growth Allocation Fund	1,132,055,279	–	(266,976,852)	(266,976,852)
Aggressive Allocation Fund	157,836,112	–	(40,125,651)	(40,125,651)
MML American Funds Growth Fund	218,974,863	–	(23,563,586)	(23,563,586)
MML American Funds International Fund	52,188,237	–	(14,000,131)	(14,000,131)
MML American Funds Core Allocation Fund	781,353,888	–	(103,491,626)	(103,491,626)
Blue Chip Growth Fund	348,024,149	96,850,304	(67,305,603)	29,544,701
Equity Income Fund	323,280,936	55,827,032	(21,422,915)	34,404,117
Equity Index Fund	338,285,784	214,583,950	(25,258,875)	189,325,075
Focused Equity Fund	289,393,790	25,030,424	(25,260,885)	(230,461)
Foreign Fund	192,112,537	6,256,603	(44,820,312)	(38,563,709)
Fundamental Equity Fund	176,729,515	10,261,503	(19,887,170)	(9,625,667)
Fundamental Value Fund	145,550,402	23,763,045	(12,775,462)	10,987,583
Global Fund	126,878,830	12,455,380	(13,786,176)	(1,330,796)
Income & Growth Fund	189,501,566	29,035,018	(18,545,324)	10,489,694
International Equity Fund	245,930,422	2,424,506	(64,016,178)	(61,591,672)
Large Cap Growth Fund	158,248,236	15,745,270	(27,911,374)	(12,166,104)
Managed Volatility Fund	75,242,850	32,028,156	(3,874,279)	28,153,877
Mid Cap Growth Fund	294,186,779	48,352,268	(42,541,052)	5,811,216
Mid Cap Value Fund	303,151,065	5,516,369	(37,586,617)	(32,070,248)
Small Cap Growth Equity Fund	148,120,305	12,909,230	(21,937,755)	(9,028,525)
Small Company Value Fund	90,878,568	1,116,839	(20,218,469)	(19,101,630)
Small/Mid Cap Value Fund	139,121,732	11,057,242	(22,464,396)	(11,407,154)
Sustainable Equity Fund	119,574,755	18,668,210	(14,440,872)	4,227,338
Total Return Bond Fund	397,354,837	853,916	(35,542,707)	(34,688,791)

4. New Accounting Pronouncements

In January 2021, FASB issued Accounting Standards Update 2021-01 — Reference Rate Reform (Topic 848) — Scope (“ASU 2021-01”) as an update to Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) in order to make certain clarifications. ASU 2020-04 and ASU 2021-01 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 and ASU 2021-01 will have a material impact on the financial statements.

Notes to Portfolio of Investments (Unaudited) (Continued)

In June 2022, FASB issued Accounting Standards Update 2022-03 — Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in Topic 820 to indicate that a contractual sale restriction should not be considered in the fair value of an equity security subject to such a restriction, and requires entities with investments in equity securities subject to contractual sale restrictions to disclose certain qualitative and quantitative information about such securities. ASU 2022-03 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the impact of applying this update.

5. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects, such as declines in global financial markets and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

6. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Underlying Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States and/or other countries. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. Such sanctions may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

7. Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to September 30, 2022, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds' Portfolios of Investments other than those disclosed below.

Effective November 4, 2022, the MML American Funds International Fund was liquidated.